UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2010



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA CORNERSTONE STRATEGY FUND - 1ST QUARTER REPORT - PERIOD ENDED
AUGUST 31, 2010


[LOGO OF USAA]
   USAA(R)











PORTFOLIO OF INVESTMENTS
1ST QUARTER

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2010

















                                                                      (Form N-Q)

48047-1010                                   (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE STRATEGY FUND
August 31, 2010 (unaudited)

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            U.S. EQUITY SECURITIES (30.3%)

            COMMON STOCKS (21.6%)

            CONSUMER DISCRETIONARY (2.9%)
            -----------------------------
            ADVERTISING (0.0%)
      500   Arbitron, Inc.                                            $        13
    1,100   Clear Channel Outdoor Holdings, Inc. "A" *                         11
      300   Harte Hanks, Inc.                                                   3
    3,700   Interpublic Group of Companies, Inc. *                             31
      300   Lamar Advertising Co. "A" *                                         8
    7,400   National Cinemedia, Inc.                                          118
    2,100   Omnicom Group, Inc.                                                73
                                                                      -----------
                                                                              257
                                                                      -----------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
      800   Carter's, Inc. *                                                   18
   17,065   Coach, Inc. (a)                                                   612
       80   Columbia Sportswear Co.                                             4
      793   Fossil, Inc. *                                                     38
      440   G-III Apparel Group, Ltd. *                                        11
      600   Hanesbrands, Inc. *                                                14
    1,200   Jones Apparel Group, Inc.                                          18
    1,920   Liz Claiborne, Inc. *                                               8
      589   Maidenform Brands, Inc. *                                          16
      520   Movado Group, Inc. *                                                5
      400   Oxford Industries, Inc.                                             8
      280   Perry Ellis International, Inc. *                                   5
      500   Phillips-Van Heusen Corp.                                          23
      400   Polo Ralph Lauren Corp.                                            30
    4,100   Quiksilver, Inc. *                                                 15
      500   True Religion Apparel, Inc. *                                       9
    1,100   Under Armour, Inc. "A" *                                           39
       80   UniFirst Corp.                                                      3
      500   VF Corp.                                                           35
      640   Volcom, Inc. *                                                     10
    1,540   Warnaco Group, Inc. *                                              64
                                                                      -----------
                                                                              985
                                                                      -----------
            APPAREL RETAIL (0.4%)
      600   Abercrombie & Fitch Co. "A"                                        21
    7,950   Aeropostale, Inc.                                                 169
    1,100   American Eagle Outfitters, Inc.                                    14
   31,640   AnnTaylor Stores Corp.                                            485
    1,360   Brown Shoe Co., Inc.                                               14
    1,100   Buckle, Inc.                                                       26
    1,200   Cato Corp. "A"                                                     28
    3,880   Charming Shoppes, Inc. *                                           13
    1,200   Chico's FAS, Inc.                                                  10
      400   Children's Place Retail Stores, Inc. *                             17
    1,160   Christopher & Banks Corp.                                           7
      480   Citi Trends, Inc. *                                                11

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1  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    1,440   Coldwater Creek, Inc. *                                   $         6
    1,900   Collective Brands, Inc. *                                          25
      516   Dress Barn, Inc. *                                                 11
      400   DSW, Inc. "A" *                                                    10
    1,440   Finish Line, Inc. "A"                                              19
    1,300   Foot Locker, Inc.                                                  15
    3,300   Gap, Inc.                                                          56
      720   Genesco, Inc. *                                                    18
      500   Guess?, Inc.                                                       16
      700   Gymboree Corp. *                                                   26
      900   J. Crew Group, Inc. *                                              27
      240   Jos. A. Bank Clothiers, Inc. *                                      9
   29,900   Limited Brands, Inc.                                              706
      700   Men's Wearhouse, Inc.                                              13
    2,120   Pacific Sunwear of California, Inc. *                               8
   70,035   Ross Stores, Inc. (a)                                           3,476
      280   Shoe Carnival, Inc. *                                               5
    1,280   Stage Stores, Inc.                                                 14
      800   Stein Mart, Inc. *                                                  6
      858   Talbots, Inc. *                                                     9
   61,026   TJX Companies, Inc.                                             2,422
      900   Urban Outfitters, Inc. *                                           27
    3,160   Wet Seal, Inc. "A" *                                               10
      640   Zumiez, Inc. *                                                     10
                                                                      -----------
                                                                            7,759
                                                                      -----------
            AUTO PARTS & EQUIPMENT (0.2%)
      400   American Axle & Manufacturing Holdings, Inc.                        3
      720   Amerigon, Inc. *                                                    7
   40,298   Autoliv, Inc.                                                   2,182
      800   BorgWarner, Inc.                                                   35
    4,540   Dana Holding Corp. *                                               47
      386   Dorman Products, Inc. *                                             9
    1,914   Exide Technologies *                                                8
      380   Fuel Systems Solutions, Inc. *                                     12
    1,200   Gentex Corp.                                                       21
    4,900   Johnson Controls, Inc.                                            130
   20,800   Lear Corp. *                                                    1,532
    1,560   Modine Manufacturing Co. *                                         16
    1,200   Spartan Motors, Inc.                                                5
    1,400   Superior Industries International, Inc.                            20
      700   Tenneco, Inc. *                                                    17
      600   TRW Automotive Holdings Corp. *                                    21
                                                                      -----------
                                                                            4,065
                                                                      -----------
            AUTOMOBILE MANUFACTURERS (0.1%)
   63,300   Ford Motor Co. *                                                  715
   16,338   Thor Industries, Inc.                                             381
   12,300   Winnebago Industries, Inc. *                                      106
                                                                      -----------
                                                                            1,202
                                                                      -----------
            AUTOMOTIVE RETAIL (0.1%)
   10,130   Advance Auto Parts, Inc. (a)                                      552
      320   Americas Car Mart, Inc. *                                           8
    7,460   Asbury Automotive Group, Inc.                                      89
    2,000   AutoNation, Inc. *                                                 45
      200   AutoZone, Inc. *                                                   42
    1,600   CarMax, Inc. *                                                     32
   16,900   Group 1 Automotive, Inc. *(b)                                     427
      560   Midas, Inc. *                                                       4
      160   Monro Muffler Brake, Inc.                                           7
    1,000   O'Reilly Automotive, Inc. *                                        47
      600   Penske Automotive Group, Inc. *                                     7
    1,600   Pep Boys - Manny, Moe & Jack                                       14

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                                                   Portfolio of Investments |  2

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
      920   Sonic Automotive, Inc. "A" *                              $         8
                                                                      -----------
                                                                            1,282
                                                                      -----------
            BROADCASTING (0.0%)
    1,640   Belo Corp. "A"                                                      9
    4,800   CBS Corp. "B"                                                      66
    2,000   Discovery Communications, Inc. "A" *                               76
      440   Liberty Media-Starz "A" *                                          26
    1,400   Sinclair Broadcast Group, Inc. "A" *                                8
                                                                      -----------
                                                                              185
                                                                      -----------
            CABLE & SATELLITE (0.1%)
   21,300   Cablevision Systems Corp. "A"                                     534
   50,100   Comcast Corp. "A"                                                 858
    6,300   DIRECTV "A" *                                                     239
    6,160   DISH Network Corp. "A"                                            111
      560   Knology, Inc. *                                                     7
    2,000   Liberty Global, Inc. "A" *                                         55
    1,800   Mediacom Communications Corp. "A" *                                10
    2,400   Outdoor Channel Holdings, Inc. *                                   13
      700   Scripps Networks Interactive "A"                                   28
    4,500   Time Warner Cable, Inc.                                           232
    8,800   Virgin Media, Inc.                                                183
                                                                      -----------
                                                                            2,270
                                                                      -----------
            CASINOS & GAMING (0.0%)
      600   Ameristar Casinos, Inc.                                            10
      900   Bally Technologies, Inc. *                                         28
    1,700   Boyd Gaming Corp. *                                                12
      200   Churchill Downs, Inc.                                               7
    2,400   International Game Technology                                      35
    2,400   Las Vegas Sands Corp. *                                            68
    7,800   MGM Mirage *(b)                                                    70
      500   Penn National Gaming, Inc. *                                       14
      400   Pinnacle Entertainment, Inc. *                                      4
      300   Scientific Games Corp. "A" *                                        3
    1,720   Shuffle Master, Inc. *                                             14
      600   WMS Industries, Inc. *                                             21
      400   Wynn Resorts Ltd.                                                  32
                                                                      -----------
                                                                              318
                                                                      -----------
            CATALOG RETAIL (0.0%)
      700   HSN, Inc. *                                                        18
    5,100   Liberty Media Corp. - Interactive "A" *                            54
                                                                      -----------
                                                                               72
                                                                      -----------
            COMPUTER & ELECTRONICS RETAIL (0.0%)
   16,900   Best Buy Co., Inc. (a)                                            531
    1,500   GameStop Corp. "A" *                                               27
    3,500   RadioShack Corp.                                                   65
      620   Rent-A-Center, Inc.                                                12
                                                                      -----------
                                                                              635
                                                                      -----------
            CONSUMER ELECTRONICS (0.1%)
    3,400   Garmin Ltd.                                                        90
   28,600   Harman International Industries, Inc. *                           891
      600   Universal Electronics, Inc. *                                      12
                                                                      -----------
                                                                              993
                                                                      -----------
            DEPARTMENT STORES (0.0%)
    1,200   Dillard's, Inc. "A"                                                26
    1,900   J.C. Penney Co., Inc.                                              38
    2,200   Kohl's Corp. *                                                    104
    3,100   Macy's, Inc.                                                       60
    1,000   Nordstrom, Inc.                                                    29

================================================================================

3  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
      840   Retail Ventures, Inc. *                                   $         7
    4,320   Saks, Inc. *                                                       34
    1,200   Sears Holdings Corp. *(b)                                          74
                                                                      -----------
                                                                              372
                                                                      -----------
            DISTRIBUTORS (0.0%)
      320   Core-Mark Holding Co., Inc. *                                       8
    1,100   Genuine Parts Co.                                                  46
      900   LKQ Corp. *                                                        17
                                                                      -----------
                                                                               71
                                                                      -----------
            EDUCATION SERVICES (0.3%)
      520   American Public Education, Inc. *                                  13
      900   Apollo Group, Inc. "A" *                                           38
      440   Bridgepoint Education, Inc. *                                       6
      700   Capella Education Co. *                                            44
   58,600   Career Education Corp. *(b)                                     1,027
    4,100   Corinthian Colleges, Inc. *(b)                                     20
  103,800   DeVry, Inc.                                                     3,956
    1,200   Education Management Corp. *(b)                                    10
      500   Grand Canyon Education, Inc. *                                      9
    1,060   ITT Educational Services, Inc. *                                   56
      300   Strayer Education, Inc. (b)                                        43
      640   Universal Technical Institute, Inc.                                10
                                                                      -----------
                                                                            5,232
                                                                      -----------
            FOOTWEAR (0.0%)
    2,700   Crocs, Inc. *                                                      34
      480   Deckers Outdoor Corp. *                                            21
      900   Iconix Brand Group, Inc. *                                         14
    2,583   NIKE, Inc. "B"                                                    181
      980   Skechers U.S.A., Inc. "A" *                                        25
      650   Steven Madden Ltd. *                                               22
    2,778   Timberland Co. "A" *                                               44
      700   Wolverine World Wide, Inc.                                         18
                                                                      -----------
                                                                              359
                                                                      -----------
            GENERAL MERCHANDISE STORES (0.3%)
    1,102   99 Cents Only Stores *                                             19
   27,059   Big Lots, Inc. *                                                  846
    2,000   Dollar General Corp. *                                             55
   18,459   Dollar Tree, Inc. *(a)                                            837
   17,429   Family Dollar Stores, Inc.                                        746
    4,100   Fred's, Inc. "A"                                                   45
   59,000   Target Corp.                                                    3,018
      920   Tuesday Morning Corp. *                                             3
                                                                      -----------
                                                                            5,569
                                                                      -----------
            HOME FURNISHINGS (0.0%)
      800   Ethan Allen Interiors, Inc.                                        11
    1,520   Furniture Brands International, Inc. *                              7
   23,780   La-Z-Boy, Inc. *                                                  159
    1,439   Leggett & Platt, Inc.                                              27
      400   Mohawk Industries, Inc. *                                          18
    3,700   Sealy Corp. *                                                       9
      900   Tempur-Pedic International, Inc. *                                 24
                                                                      -----------
                                                                              255
                                                                      -----------
            HOME IMPROVEMENT RETAIL (0.0%)
   12,200   Home Depot, Inc.                                                  339
   10,500   Lowe's Companies, Inc.                                            213
      440   Lumber Liquidators Holdings, Inc. *                                 9
                                                                      -----------
                                                                              561
                                                                      -----------

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                                                   Portfolio of Investments |  4

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            HOMEBUILDING (0.0%)
    1,240   Beazer Homes USA, Inc. *                                  $         4
      240   Cavco Industries, Inc. *                                            8
    2,100   D.R. Horton, Inc.                                                  21
    1,720   Hovnanian Enterprises, Inc. "A" *(b)                                6
      400   KB Home                                                             4
    1,200   Lennar Corp. "A"                                                   16
      600   M/I Homes, Inc. *                                                   6
      200   Meritage Homes Corp. *                                              4
      100   NVR, Inc. *                                                        60
    2,700   Pulte Group, Inc. *                                                22
      600   Ryland Group, Inc.                                                 10
    3,360   Standard Pacific Corp. *                                           12
      900   Toll Brothers, Inc. *                                              15
                                                                      -----------
                                                                              188
                                                                      -----------
            HOMEFURNISHING RETAIL (0.1%)
      900   Aaron's, Inc.                                                      15
    2,000   Bed Bath & Beyond, Inc. *                                          72
      600   Haverty Furniture Companies, Inc.                                   6
    2,960   Pier 1 Imports, Inc. *                                             18
   29,900   Williams-Sonoma, Inc.                                             776
                                                                      -----------
                                                                              887
                                                                      -----------
            HOTELS, RESORTS, & CRUISE LINES (0.0%)
      660   Ambassadors Group, Inc.                                             7
    3,200   Carnival Corp.                                                    100
      100   Choice Hotels International, Inc.                                   3
      600   Gaylord Entertainment Co. *                                        16
    1,200   Hyatt Hotels Corp. "A" *                                           45
    1,700   Interval Leisure Group, Inc. *                                     21
      440   Marcus Corp.                                                        5
    2,100   Marriott International, Inc. "A"                                   67
    4,000   Royal Caribbean Cruises Ltd. *                                     98
    1,400   Starwood Hotels & Resorts Worldwide, Inc.                          66
    1,400   Wyndham Worldwide Corp.                                            33
                                                                      -----------
                                                                              461
                                                                      -----------
            HOUSEHOLD APPLIANCES (0.2%)
      920   Helen of Troy Ltd. *                                               21
    4,033   iRobot Corp. *                                                     67
    1,182   Stanley Black & Decker, Inc.                                       63
   48,872   Whirlpool Corp.                                                 3,624
                                                                      -----------
                                                                            3,775
                                                                      -----------
            HOUSEWARES & SPECIALTIES (0.0%)
    4,770   American Greetings Corp. "A"                                       92
    3,600   Blyth, Inc.                                                       137
    1,000   Fortune Brands, Inc.                                               45
      735   Jarden Corp.                                                       20
      100   National Presto Industries, Inc.                                   10
    3,100   Newell Rubbermaid, Inc.                                            46
      480   Tupperware Brands Corp.                                            19
                                                                      -----------
                                                                              369
                                                                      -----------
            INTERNET RETAIL (0.2%)
   28,400   Amazon.com, Inc. *                                              3,545
      280   Blue Nile, Inc. *                                                  11
    2,960   drugstore.com, Inc. *                                               5
    6,700   Expedia, Inc.                                                     153
    1,100   Netflix, Inc. *                                                   138
    1,000   NutriSystem, Inc.                                                  18
    1,200   Orbitz Worldwide, Inc. *                                            6
      496   Overstock.com, Inc. *                                               7
      760   PetMed Express, Inc.                                               12

================================================================================

5  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
      400   Priceline.com, Inc. *                                     $       117
      680   Shutterfly, Inc. *                                                 15
                                                                      -----------
                                                                            4,027
                                                                      -----------
            LEISURE FACILITIES (0.0%)
      500   Life Time Fitness, Inc. *                                          17
      200   Vail Resorts, Inc. *                                                7
                                                                      -----------
                                                                               24
                                                                      -----------
            LEISURE PRODUCTS (0.1%)
    1,200   Brunswick Corp.                                                    15
    1,300   Callaway Golf Co.                                                   8
    1,100   Hasbro, Inc.                                                       45
   89,200   Mattel, Inc.                                                    1,872
      340   Polaris Industries, Inc.                                           18
      700   Pool Corp.                                                         13
      680   Rc2 Corp. *                                                        13
    1,960   Smith & Wesson Holding Corp. *                                      7
      640   Sturm Ruger & Co., Inc.                                             8
                                                                      -----------
                                                                            1,999
                                                                      -----------
            MOTORCYCLE MANUFACTURERS (0.0%)
    1,900   Harley-Davidson, Inc.                                              46
                                                                      -----------
            MOVIES & ENTERTAINMENT (0.1%)
    3,236   AOL, Inc. *                                                        72
      700   Ascent Media Corp.                                                 19
    1,900   CKX, Inc. *                                                         9
      700   DreamWorks Animation SKG, Inc. "A" *                               21
      600   Liberty Media Corp. - Capital "A" *                                27
    4,359   Live Nation, Inc. *                                                37
      450   Madison Square Garden, Inc. "A" *                                   9
   19,000   News Corp. "A"                                                    239
   45,000   News Corp. "B"                                                    634
      500   Regal Entertainment Group "A"                                       6
    8,700   Time Warner, Inc.                                                 261
   10,700   Viacom, Inc. "A" (b)                                              381
    4,600   Viacom, Inc. "B"                                                  144
   14,270   Walt Disney Co.                                                   465
    3,400   World Wrestling Entertainment, Inc. "A"                            48
                                                                      -----------
                                                                            2,372
                                                                      -----------
            PHOTOGRAPHIC PRODUCTS (0.0%)
    8,420   Eastman Kodak Co. *(b)                                             29
                                                                      -----------
            PUBLISHING (0.2%)
   91,800   Gannett Co., Inc.                                               1,110
    1,354   John Wiley & Sons, Inc. "A"                                        48
    1,280   Journal Communications, Inc. "A" *                                  5
    2,256   McGraw-Hill Companies, Inc. (a)                                    62
      500   Meredith Corp.                                                     15
      200   Morningstar, Inc. *                                                 8
    3,800   New York Times Co. "A" *                                           27
   10,700   Scholastic Corp.                                                  251
   10,500   Thomson Reuters Corp.                                             366
      700   Valassis Communications, Inc. *                                    21
    6,927   Washington Post Co. "B" (b)                                     2,495
                                                                      -----------
                                                                            4,408
                                                                      -----------
            RESTAURANTS (0.1%)
      880   AFC Enterprises, Inc. *                                             9
      640   BJ's Restaurants, Inc. *                                           15
      700   Bob Evans Farms, Inc.                                              18
      600   Brinker International, Inc.                                         9
      495   Buffalo Wild Wings, Inc. *                                         21
      700   Burger King Holdings, Inc.                                         11

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                                                   Portfolio of Investments |  6

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
      600   California Pizza Kitchen, Inc. *                          $         9
      100   CEC Entertainment, Inc. *                                           3
      800   Cheesecake Factory, Inc. *                                         18
      300   Chipotle Mexican Grill, Inc. "A" *                                 45
      400   Cracker Barrel Old Country Store, Inc.                             18
    1,019   Darden Restaurants, Inc.                                           42
    3,000   Denny's Corp. *                                                     7
      620   DineEquity, Inc. *                                                 20
      700   Jack in the Box, Inc. *                                            14
    1,920   Krispy Kreme Doughnuts, Inc. *                                      8
    7,700   McDonald's Corp. (a)                                              563
      600   P.F. Chang's China Bistro, Inc.                                    26
      374   Panera Bread Co. "A" *                                             30
      200   Papa John's International, Inc. *                                   5
      400   Peet's Coffee & Tea, Inc. *                                        14
      480   Red Robin Gourmet Burgers, Inc. *                                   9
    2,120   Ruby Tuesday, Inc. *                                               20
      400   Sonic Corp. *                                                       3
    5,400   Starbucks Corp.                                                   124
      360   Texas Roadhouse, Inc. "A" *                                         5
    9,800   Wendy's/Arby's Group, Inc. "A"                                     38
    3,500   Yum! Brands, Inc.                                                 146
                                                                      -----------
                                                                            1,250
                                                                      -----------
            SPECIALIZED CONSUMER SERVICES (0.1%)
    1,000   Coinstar, Inc. *                                                   44
  102,100   H&R Block, Inc.                                                 1,312
      800   Hillenbrand, Inc.                                                  15
      200   Matthews International Corp. "A"                                    6
      240   Pre-Paid Legal Services, Inc. *                                    13
      900   Regis Corp.                                                        15
    1,500   Service Corp. International                                        12
   28,669   Sotheby's Holdings, Inc. "A" (b)                                  763
    2,720   Stewart Enterprises, Inc. "A"                                      13
                                                                      -----------
                                                                            2,193
                                                                      -----------
            SPECIALTY STORES (0.1%)
    1,200   Barnes & Noble, Inc.                                               18
      680   Big 5 Sporting Goods Corp.                                          8
    1,300   Cabela's, Inc. *                                                   20
      700   Dick's Sporting Goods, Inc. *                                      17
      200   Hibbett Sports, Inc. *                                              5
      500   Jo-Ann Stores, Inc. *                                              20
    8,100   Office Depot, Inc. *                                               28
    1,760   OfficeMax, Inc. *                                                  17
   18,800   PetSmart, Inc.                                                    600
      840   Sally Beauty Holdings, Inc.                                         7
    5,500   Staples, Inc.                                                      98
      800   Tiffany & Co.                                                      32
      550   Tractor Supply Co.                                                 37
      200   Ulta Salon, Cosmetics & Fragrance, Inc. *                           5
                                                                      -----------
                                                                              912
                                                                      -----------
            TEXTILES (0.0%)
    3,600   Unifi, Inc. *                                                      15
                                                                      -----------
            TIRES & RUBBER (0.0%)
    1,000   Cooper Tire & Rubber Co.                                           16
    7,900   Goodyear Tire & Rubber Co. *                                       73
                                                                      -----------
                                                                               89
                                                                      -----------
            Total Consumer Discretionary                                   55,486
                                                                      -----------

================================================================================

7  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            CONSUMER STAPLES (1.8%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.0%)
    4,541   Archer-Daniels-Midland Co.                                $       140
    4,100   Bunge Ltd.                                                        217
    1,800   Corn Products International, Inc.                                  61
      800   Darling International, Inc. *                                       6
    1,320   Fresh Del Monte Produce, Inc. *                                    29
                                                                      -----------
                                                                              453
                                                                      -----------
            BREWERS (0.0%)
    1,000   Molson Coors Brewing Co. "B"                                       44
                                                                      -----------
            DISTILLERS & VINTNERS (0.0%)
    2,959   Brown-Forman Corp. "B"                                            181
      600   Central European Distribution Corp. *                              14
    1,400   Constellation Brands, Inc. "A" *                                   23
                                                                      -----------
                                                                              218
                                                                      -----------
            DRUG RETAIL (0.0%)
    9,500   CVS Caremark Corp.                                                257
    6,900   Walgreen Co.                                                      185
                                                                      -----------
                                                                              442
                                                                      -----------
            FOOD DISTRIBUTORS (0.0%)
      622   Andersons, Inc.                                                    22
      547   Nash Finch Co.                                                     22
    4,100   Sysco Corp.                                                       113
      500   United Natural Foods, Inc. *                                       17
                                                                      -----------
                                                                              174
                                                                      -----------
            FOOD RETAIL (0.1%)
      200   Arden Group, Inc. "A"                                              18
      800   Casey's General Stores, Inc.                                       30
    4,500   Kroger Co.                                                         89
    1,120   Pantry, Inc. *                                                     21
      400   Ruddick Corp.                                                      13
    3,047   Safeway, Inc.                                                      57
    7,700   SUPERVALU, Inc.                                                    75
      880   Susser Holdings Corp. *                                            10
      200   Village Super Market, Inc. "A"                                      5
      590   Weis Markets, Inc.                                                 21
   20,100   Whole Foods Market, Inc. *                                        699
   15,640   Winn Dixie Stores, Inc. *                                         103
                                                                      -----------
                                                                            1,141
                                                                      -----------
            HOUSEHOLD PRODUCTS (0.1%)
    2,040   Central Garden & Pet Co. "A" *                                     19
      400   Church & Dwight Co., Inc.                                          25
    1,100   Clorox Co.                                                         71
    3,500   Colgate-Palmolive Co.                                             258
      600   Energizer Holdings, Inc. *                                         38
    3,000   Kimberly-Clark Corp. (a)                                          193
   20,600   Procter & Gamble Co.                                            1,229
      500   WD-40 Co.                                                          18
                                                                      -----------
                                                                            1,851
                                                                      -----------
            HYPERMARKETS & SUPER CENTERS (0.1%)
      300   BJ's Wholesale Club, Inc. *                                        13
    3,100   Costco Wholesale Corp.                                            175
   14,500   Wal-Mart Stores, Inc. (a)                                         727
                                                                      -----------
                                                                              915
                                                                      -----------
            PACKAGED FOODS & MEAT (0.3%)
      920   B&G Foods, Inc. "A"                                                10

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
      100   Cal-Maine Foods, Inc.                                     $         3
      360   Calavo Growers, Inc.                                                7
    1,400   Campbell Soup Co.                                                  52
      900   Chiquita Brands International, Inc. *                              11
    3,300   ConAgra Foods, Inc.                                                71
    1,700   Dean Foods Co. *                                                   17
    1,700   Del Monte Foods Co.                                                22
      220   Diamond Foods, Inc.                                                 9
    1,160   Dole Food Co., Inc. *(b)                                           10
      400   Flowers Foods, Inc.                                                10
    4,900   General Mills, Inc. (a)                                           177
      800   Green Mountain Coffee Roasters, Inc. *                             25
    2,350   H.J. Heinz Co. (a)                                                109
      300   Hain Celestial Group, Inc. *                                        7
   93,920   Hershey Co. (a)                                                 4,364
      500   Hormel Foods Corp.                                                 22
      400   Imperial Sugar Co.                                                  5
      400   J & J Snack Foods Corp.                                            15
      800   J.M. Smucker Co.                                                   47
    1,800   Kellogg Co.                                                        89
   11,500   Kraft Foods, Inc. "A"                                             344
      240   Lancaster Colony Corp.                                             11
    1,100   Lance, Inc.                                                        24
      900   McCormick & Co., Inc.                                              36
    1,470   Mead Johnson Nutrition Co. (a)                                     77
    1,500   Pilgrim's Pride Corp. *                                             9
      300   Ralcorp Holdings, Inc. *                                           18
      500   Sanderson Farms, Inc.                                              21
    4,700   Sara Lee Corp.                                                     68
    2,120   Smart Balance, Inc. *                                               8
    1,300   Smithfield Foods, Inc. *                                           21
      460   Tootsie Roll Industries, Inc.                                      11
      500   TreeHouse Foods, Inc. *                                            21
   42,600   Tyson Foods, Inc. "A"                                             698
      720   Zhongpin, Inc. *                                                   12
                                                                      -----------
                                                                            6,461
                                                                      -----------
            PERSONAL PRODUCTS (0.5%)
      960   Alberto-Culver Co.                                                 30
    2,120   American Oriental Bioengineering, Inc.                              5
    3,300   Avon Products, Inc.                                                96
      800   China Sky One Medical, Inc. *                                       8
      639   Elizabeth Arden, Inc. *                                            10
  163,640   Estee Lauder Companies, Inc. "A"                                9,175
    1,737   Herbalife Ltd.                                                     96
      543   NBTY, Inc. *                                                       30
      700   Nu Skin Enterprises, Inc. "A"                                      18
    1,120   Prestige Brands Holdings, Inc. *                                    8
    1,000   Revlon, Inc. "A" *                                                 11
                                                                      -----------
                                                                            9,487
                                                                      -----------
            SOFT DRINKS (0.5%)
      120   Coca-Cola Bottling Co. Consolidated                                 6
   14,900   Coca-Cola Co.                                                     833
    2,300   Coca-Cola Enterprises, Inc.                                        66
  215,900   Dr. Pepper Snapple Group, Inc.                                  7,949
      700   Hansen Natural Corp. *                                             32
   11,486   PepsiCo, Inc.                                                     737
                                                                      -----------
                                                                            9,623
                                                                      -----------
            TOBACCO (0.2%)
    2,840   Alliance One International, Inc. *                                 10
   14,600   Altria Group, Inc. (a)                                            326
   32,960   Lorillard, Inc. (a)                                             2,505
   13,300   Philip Morris International, Inc.                                 684

================================================================================

9  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    1,300   Reynolds American, Inc.                                   $        71
      256   Universal Corp.                                                     9
    1,300   Vector Group Ltd.                                                  25
                                                                      -----------
                                                                            3,630
                                                                      -----------
            Total Consumer Staples                                         34,439
                                                                      -----------
            ENERGY (2.5%)
            -------------
            COAL & CONSUMABLE FUELS (0.0%)
      890   Alpha Natural Resources, Inc. *                                    33
    1,200   Arch Coal, Inc.                                                    27
    1,800   CONSOL Energy, Inc.                                                58
    3,000   International Coal Group, Inc. *                                   14
    1,000   James River Coal Co. *                                             16
    1,000   Massey Energy Co.                                                  29
    2,540   Patriot Coal Corp. *                                               26
    2,200   Peabody Energy Corp.                                               94
    3,480   USEC, Inc.                                                         16
                                                                      -----------
                                                                              313
                                                                      -----------
            INTEGRATED OIL & GAS (1.8%)
  214,617   Chevron Corp. (a)                                              15,916
   86,660   ConocoPhillips (a)                                              4,543
  104,952   Exxon Mobil Corp. (a)                                           6,209
   15,400   Hess Corp.                                                        774
   75,460   Marathon Oil Corp. (a)                                          2,301
   25,745   Murphy Oil Corp.                                                1,379
   33,400   Occidental Petroleum Corp.                                      2,441
                                                                      -----------
                                                                           33,563
                                                                      -----------
            OIL & GAS DRILLING (0.0%)
      300   Atwood Oceanics, Inc.                                               7
    1,900   Diamond Offshore Drilling, Inc.                                   111
      700   Helmerich & Payne, Inc.                                            26
    3,600   Hercules Offshore, Inc. *                                           8
    2,200   Nabors Industries Ltd. *                                           34
    3,080   Parker Drilling Co. *                                              11
      900   Patterson-UTI Energy, Inc.                                         13
    2,928   Pioneer Drilling Co. *                                             16
    1,300   Pride International, Inc. *                                        31
    1,100   Rowan Companies, Inc. *                                            28
   16,600   Unit Corp. *                                                      566
                                                                      -----------
                                                                              851
                                                                      -----------
            OIL & GAS EQUIPMENT & SERVICES (0.1%)
    1,920   Allis-Chalmers Energy, Inc.                                         7
    3,080   Baker Hughes, Inc.                                                116
      500   Bristow Group, Inc. *                                              16
    3,000   Cal Dive International, Inc. *                                     14
    1,900   Cameron International Corp. *                                      70
      160   CARBO Ceramics, Inc.                                               12
    1,780   Complete Production Services, Inc.                                 31
      240   Dawson Geophysical Co. *                                            6
      704   Dresser-Rand Group, Inc. *(a)                                      25
      340   Dril-Quip, Inc. *                                                  18
      300   Exterran Holdings, Inc. *                                           7
    1,000   FMC Technologies, Inc. *                                           62
    2,969   Global Industries Ltd. *                                           14
      440   Gulf Island Fabrication, Inc.                                       7
      700   Gulfmark Offshore, Inc. *                                          19
    6,400   Halliburton Co.                                                   181
    8,400   Helix Energy Solutions Group, Inc. *                               76
    3,280   ION Geophysical Corp. *                                            11
    4,000   Key Energy Services, Inc. *                                        32
      240   Lufkin Industries, Inc.                                             9

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
      840   Matrix Service Co. *                                      $         7
    3,400   National-Oilwell Varco, Inc. (a)                                  128
      520   Natural Gas Services Group, Inc. *                                  7
    2,920   Newpark Resources, Inc. *                                          25
      500   Oceaneering International, Inc. *                                  25
      300   Oil States International, Inc. *                                   12
      160   OYO Geospace Corp. *                                                8
      418   PHI, Inc. *                                                         6
   10,784   Schlumberger Ltd.                                                 575
      205   Seacor Holdings, Inc. *                                            16
      500   Superior Energy Services, Inc. *                                   11
      480   Superior Well Services, Inc. *                                     11
      400   T-3 Energy Services, Inc.                                           9
      600   TETRA Technologies, Inc. *                                          5
      500   Tidewater, Inc.                                                    20
   20,000   Weatherford International Ltd. *                                  298
                                                                      -----------
                                                                            1,896
                                                                      -----------
            OIL & GAS EXPLORATION & PRODUCTION (0.4%)
    1,600   American Oil & Gas, Inc.                                           11
    4,400   Anadarko Petroleum Corp.                                          202
    2,600   Apache Corp.                                                      234
      320   Apco Oil and Gas International, Inc.                                8
    1,200   Atlas Energy, Inc.                                                 33
    1,300   ATP Oil & Gas Corp. *(b)                                           15
      600   Berry Petroleum Co. "A"                                            16
      600   Bill Barrett Corp. *                                               20
    3,160   BPZ Resources, Inc.                                                12
    2,700   Brigham Exploration Co. *                                          41
      700   Cabot Oil & Gas Corp.                                              20
    4,900   Chesapeake Energy Corp.                                           101
   95,000   Cimarex Energy Co.                                              6,215
      400   Clayton Williams Energy, Inc. *                                    18
    2,100   Cobalt International Energy, Inc. *                                17
      400   Comstock Resources, Inc. *                                          9
      700   Concho Resources, Inc. *                                           41
      400   Contango Oil & Gas Co. *                                           18
      300   Continental Resources, Inc. *                                      12
    3,072   Denbury Resources, Inc. *                                          45
    3,200   Devon Energy Corp.                                                193
      900   Energy Partners Ltd. *                                             10
    1,700   EOG Resources, Inc.                                               148
    1,100   EQT Corp.                                                          36
      900   EXCO Resources, Inc.                                               12
      800   Forest Oil Corp. *                                                 21
    1,120   GMX Resources, Inc. *                                               5
      780   Gran Tierra Energy, Inc. *                                          5
      880   Gulfport Energy Corp. *                                            10
    1,080   Harvest Natural Resources, Inc. *                                   8
      800   Mariner Energy, Inc. *                                             18
      660   McMoRan Exploration Co. *                                           9
      900   Newfield Exploration Co. *                                         43
    1,200   Noble Energy, Inc.                                                 84
    1,240   Northern Oil and Gas, Inc. *                                       17
      360   Panhandle Oil & Gas, Inc. "A"                                       8
      600   Penn Virginia Corp.                                                 8
    2,400   Petrohawk Energy Corp. *                                           36
      600   Petroleum Development Corp. *                                      16
    1,200   PetroQuest Energy, Inc. *                                           7
    1,000   Pioneer Natural Resources Co.                                      58
    1,000   Plains Exploration & Production Co. *                              24
    1,200   QEP Resources, Inc.                                                35
      800   Quicksilver Resources, Inc. *                                      10
    1,300   Range Resources Corp.                                              44
      680   Rex Energy Corp. *                                                  8

================================================================================

11  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
      700   Rosetta Resources, Inc. *                                 $        14
   11,666   SandRidge Energy, Inc. *                                           47
    2,500   Southwestern Energy Co. *                                          82
      300   St. Mary Land & Exploration Co.                                    11
      320   Stone Energy Corp. *                                                4
      600   Swift Energy Co. *                                                 16
      720   Toreador Resources Corp. *                                          6
    1,920   VAALCO Energy, Inc. *                                              11
      300   Whiting Petroleum Corp. *                                          25
                                                                      -----------
                                                                            8,177
                                                                      -----------
            OIL & GAS REFINING & MARKETING (0.1%)
    1,500   Clean Energy Fuels Corp. *(b)                                      22
      600   Frontier Oil Corp.                                                  7
      200   Holly Corp.                                                         5
      900   Rex Stores Corp. *                                                 12
      800   Sunoco, Inc.                                                       27
    1,100   Tesoro Corp.                                                       12
   49,600   Valero Energy Corp.                                               782
    1,280   Western Refining, Inc. *(b)                                         6
      480   World Fuel Services Corp.                                          12
                                                                      -----------
                                                                              885
                                                                      -----------
            OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    1,318   Crosstex Energy, Inc. *                                            10
  141,300   El Paso Corp.                                                   1,609
    1,086   Golar LNG Ltd.                                                     11
      560   Knightsbridge Tankers Ltd.                                         10
      800   Overseas Shipholding Group, Inc.                                   26
    3,500   Southern Union Co.                                                 79
    4,500   Spectra Energy Corp.                                               92
      800   Teekay Tankers Ltd. "A"                                             9
    4,600   Williams Companies, Inc.                                           83
                                                                      -----------
                                                                            1,929
                                                                      -----------
            Total Energy                                                   47,614
                                                                      -----------
            FINANCIALS (3.4%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
      600   Affiliated Managers Group, Inc.                                    39
   11,054   American Capital Ltd. *                                            56
   17,500   Ameriprise Financial, Inc.                                        763
    5,478   Apollo Investment Corp.                                            52
    5,400   Ares Capital Corp.                                                 81
    8,500   Bank of New York Mellon Corp.                                     206
    1,800   BlackRock Kelso Capital Corp.                                      19
   28,800   BlackRock, Inc. "A"                                             4,088
      640   Calamos Asset Management, Inc. "A"                                  6
      120   Capital Southwest Corp.                                            11
      200   Diamond Hill Investment Group, Inc.                                10
    1,093   Eaton Vance Corp.                                                  28
    3,000   Federated Investors, Inc. "B"                                      63
    1,000   Franklin Resources, Inc.                                           97
      200   GAMCO Investors, Inc. "A"                                           7
      680   Gladstone Capital Corp.                                             7
    5,000   GLG Partners, Inc. *(b)                                            22
    1,251   Hercules Technology Growth Capital, Inc.                           12
    3,500   Invesco Ltd. ADR                                                   63
    1,300   Janus Capital Group, Inc.                                          12
    1,100   Legg Mason, Inc.                                                   28
    2,160   MCG Capital Corp.                                                  11
      680   MVC Capital, Inc.                                                   9
    1,723   NGP Capital Resources Co.                                          14
    1,800   Northern Trust Corp.                                               83

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
      772   PennantPark Investment Corp.                              $         8
      680   Penson Worldwide, Inc. *                                            3
    1,720   Prospect Capital Corp.                                             16
      640   Safeguard Scientifics, Inc. *                                       7
      800   SEI Investments Co.                                                14
    3,560   State Street Corp.                                                125
    1,900   T. Rowe Price Group, Inc.                                          83
      475   Virtus Investments Partners, Inc. *                                13
   25,000   Waddell & Reed Financial, Inc. "A"                                575
      240   Westwood Holdings Group, Inc.                                       7
                                                                      -----------
                                                                            6,638
                                                                      -----------
            CONSUMER FINANCE (0.6%)
    1,560   Advance America, Cash Advance Centers, Inc.                         5
   24,887   American Express Co.                                              992
      500   AmeriCredit Corp. *                                                12
  282,500   Capital One Financial Corp.                                    10,695
      800   Cardtronics, Inc. *                                                11
      800   Cash America International, Inc.                                   25
      162   Credit Acceptance Corp. *                                           9
    4,200   Discover Financial Services                                        61
      760   Dollar Financial Corp. *                                           15
      600   EZCORP, Inc. "A" *                                                 11
      800   First Cash Financial Services, Inc. *                              19
    3,800   SLM Corp. *                                                        42
      520   World Acceptance Corp. *                                           21
                                                                      -----------
                                                                           11,918
                                                                      -----------
            DIVERSIFIED BANKS (0.2%)
    1,200   Comerica, Inc.                                                     41
   15,600   U.S. Bancorp                                                      325
  116,300   Wells Fargo & Co.                                               2,739
                                                                      -----------
                                                                            3,105
                                                                      -----------
            INSURANCE BROKERS (0.0%)
    2,000   Aon Corp.                                                          73
      913   Arthur J. Gallagher & Co.                                          23
      800   Brown & Brown, Inc.                                                15
      700   eHealth, Inc. *                                                     7
    4,000   Marsh & McLennan Companies, Inc.                                   95
    1,240   National Financial Partners Corp. *                                13
                                                                      -----------
                                                                              226
                                                                      -----------
            INVESTMENT BANKING & BROKERAGE (0.1%)
    1,520   BGC Partners, Inc. "A"                                              8
    7,600   Charles Schwab Corp.                                               97
      520   Duff & Phelps Corp. "A"                                             5
    1,700   E Trade Financial Corp. *                                          21
      344   Evercore Partners, Inc. "A"                                         8
    2,040   GFI Group, Inc.                                                     9
    2,080   Gleacher & Co., Inc. *                                              4
    9,428   Goldman Sachs Group, Inc. (a)                                   1,291
      400   Greenhill & Co., Inc.                                              28
      408   International Assets Holding Corp. *                                7
      800   Jefferies Group, Inc.                                              18
      535   KBW, Inc.                                                          12
    1,600   Knight Capital Group, Inc. "A" *                                   19
    1,880   LaBranche & Co., Inc. *                                             7
    2,960   MF Global Holdings Ltd. *                                          20
    9,800   Morgan Stanley                                                    242
      300   optionsXpress Holdings, Inc. *                                      4
      500   Piper Jaffray Co., Inc. *                                          14
      800   Raymond James Financial, Inc.                                      18
      500   Stifel Financial Corp. *                                           22
      800   SWS Group, Inc.                                                     6

================================================================================

13  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    2,000   TD Ameritrade Holding Corp. *                             $        29
    1,080   TradeStation Group, Inc. *                                          6
                                                                      -----------
                                                                            1,895
                                                                      -----------
            LIFE & HEALTH INSURANCE (0.3%)
   31,258   AFLAC, Inc.                                                     1,477
    1,040   American Equity Investment Life Insurance Co.                      10
      938   Citizens, Inc. *                                                    6
    8,740   CNO Financial Group, Inc.                                          41
      700   Delphi Financial Group, Inc. "A"                                   16
    2,400   Lincoln National Corp.                                             56
    4,300   MetLife, Inc.                                                     162
       80   National Western Life Insurance Co. "A"                            10
    3,760   Phoenix Companies, Inc.                                             7
      526   Presidential Life Corp.                                             5
    2,300   Principal Financial Group, Inc.                                    53
      800   Protective Life Corp.                                              15
   45,690   Prudential Financial, Inc.                                      2,310
    5,806   StanCorp Financial Group, Inc. (b)                                207
   18,700   Torchmark Corp.                                                   923
    3,800   Unum Group                                                         76
                                                                      -----------
                                                                            5,374
                                                                      -----------
            MULTI-LINE INSURANCE (0.3%)
      700   American Financial Group, Inc.                                     20
    3,395   American International Group, Inc. *(b)                           115
      100   American National Insurance Co.                                     8
   73,500   Assurant, Inc.                                                  2,687
  128,700   Genworth Financial, Inc. "A" *                                  1,394
    3,000   Hartford Financial Services Group, Inc.                            60
      900   HCC Insurance Holdings, Inc.                                       23
    1,320   Horace Mann Educators Corp.                                        22
   15,610   Loews Corp.                                                       548
   22,147   Unitrin, Inc.                                                     527
                                                                      -----------
                                                                            5,404
                                                                      -----------
            MULTI-SECTOR HOLDINGS (0.0%)
    3,000   Compass Diversified Holdings                                       42
    1,300   Leucadia National Corp. *                                          28
      600   PICO Holdings, Inc. *                                              17
                                                                      -----------
                                                                               87
                                                                      -----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
   73,000   Bank of America Corp.                                             909
  567,000   Citigroup, Inc. *(a)                                            2,109
   55,826   JPMorgan Chase & Co.                                            2,030
                                                                      -----------
                                                                            5,048
                                                                      -----------
            PROPERTY & CASUALTY INSURANCE (0.9%)
   16,100   ACE Ltd.                                                          861
   23,200   Allstate Corp.                                                    640
    8,000   Ambac Financial Group, Inc. (b)                                     4
      292   American Physicians Capital, Inc.                                  12
      520   American Safety Insurance Holdings Ltd. *                           8
      600   Amerisafe, Inc. *                                                  11
    7,200   Assured Guaranty Ltd.                                             111
    3,700   AXIS Capital Holdings Ltd.                                        114
      618   Baldwin & Lyons, Inc. "B"                                          14
  160,497   Berkshire Hathaway, Inc. " B" *                                12,644
   16,700   Chubb Corp. (a)                                                   921
    1,200   Cincinnati Financial Corp.                                         32
      500   CNA Financial Corp. *                                              13
      900   Donegal Group, Inc. "A"                                            10
    1,482   Employers Holdings, Inc.                                           22
      300   Erie Indemnity Co. "A"                                             16

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    1,600   Fidelity National Financial, Inc. "A"                     $        23
    1,295   First American Financial Corp.                                     19
    1,100   First Mercury Financial Corp.                                      10
      420   FPIC Insurance Group, Inc. *                                       13
      500   Hanover Insurance Group, Inc.                                      22
      500   Harleysville Group, Inc.                                           16
      500   Infinity Property & Casualty Corp.                                 23
    4,300   MBIA, Inc. *                                                       40
    1,876   Meadowbrook Insurance Group, Inc.                                  16
      100   Mercury General Corp.                                               4
      480   Navigators Group, Inc. *                                           20
      280   NYMAGIC, Inc.                                                       7
    1,700   Old Republic International Corp.                                   22
      700   OneBeacon Insurance Group Ltd. "A"                                  9
    1,040   PMA Capital Corp. "A" *                                             7
      280   ProAssurance Corp. *                                               15
    5,400   Progressive Corp.                                                 107
      120   RLI Corp.                                                           6
      601   Safety Insurance Group, Inc.                                       24
      720   SeaBright Insurance Holdings, Inc.                                  5
    2,550   Selective Insurance Group, Inc.                                    38
    1,457   State Auto Financial Corp.                                         20
      560   Stewart Information Services Corp.                                  6
      302   Tower Group, Inc.                                                   6
   37,400   Travelers Companies, Inc.                                       1,832
      800   United Fire & Casualty Co.                                         16
    1,200   W.R. Berkley Corp.                                                 32
      200   White Mountains Insurance Group Ltd.                               61
                                                                      -----------
                                                                           17,852
                                                                      -----------
            REGIONAL BANKS (0.1%)
      900   1st Source Corp.                                                   15
      288   Arrow Financial Corp.                                               7
    1,200   Associated Banc Corp.                                              14
      700   BancFirst Corp.                                                    26
    1,037   BancorpSouth, Inc.                                                 13
      500   Bank of Hawaii Corp.                                               22
      200   Bank of the Ozarks, Inc.                                            7
    4,900   BB&T Corp.                                                        108
      400   BOK Financial Corp.                                                18
    2,200   Boston Private Financial Holdings, Inc.                            14
      240   Camden National Corp.                                               7
      388   Capital City Bank Group, Inc.                                       4
    4,800   CapitalSource, Inc.                                                24
      960   Cardinal Financial Corp.                                            9
      618   Cathay General Bancorp                                              6
      590   CenterState Banks of Florida, Inc.                                  5
    1,300   Chemical Financial Corp.                                           25
      500   City Holding Co.                                                   14
      200   City National Corp.                                                10
      960   Cobiz Financial, Inc.                                               5
      880   Columbia Banking System, Inc.                                      16
      300   Commerce Bancshares, Inc.                                          11
    1,200   Community Bank System, Inc.                                        27
      600   Community Trust Bancorp, Inc.                                      16
      405   Cullen/Frost Bankers, Inc.                                         21
    3,600   CVB Financial Corp.                                                25
      680   Danvers Bancorp, Inc.                                              10
    2,135   East West Bancorp, Inc.                                            31
    7,600   F.N.B. Corp.                                                       59
    6,500   Fifth Third Bancorp                                                72
      458   First Bancorp                                                       6
    1,280   First Busey Corp.                                                   5
    2,734   First Commonwealth Financial Corp.                                 14
      458   First Community Bancshares, Inc.                                    6

================================================================================

15  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    1,680   First Financial Bancorp                                   $        27
      660   First Financial Bankshares, Inc.                                   29
    1,100   First Financial Corp.                                              32
    1,458   First Horizon National Corp. *                                     15
    1,915   First Midwest Bancorp, Inc.                                        21
      920   Firstmerit Corp.                                                   16
   14,700   Fulton Financial Corp.                                            122
      800   Glacier Bancorp, Inc.                                              11
      600   Great Southern Bancorp, Inc.                                       12
      500   Hancock Holding Co.                                                14
      411   Heartland Financial USA, Inc.                                       6
    1,425   Home BancShares, Inc.                                              31
    9,000   Huntington Bancshares, Inc.                                        48
      160   IBERIABANK Corp.                                                    8
      680   Independent Bank Corp.                                             14
    4,060   International Bancshares Corp.                                     63
      300   Investors Bancorp, Inc. *                                           3
    7,100   KeyCorp                                                            52
    1,000   Lakeland Bancorp, Inc.                                              8
      440   Lakeland Financial Corp.                                            8
    2,000   M&T Bank Corp.                                                    171
    1,200   MainSource Financial Group, Inc.                                    7
    3,900   Marshall & Ilsley Corp.                                            26
      900   MB Financial, Inc.                                                 13
    1,040   Nara Bancorp, Inc. *                                                6
    3,000   National Penn Bancshares, Inc.                                     17
    3,100   NBT Bancorp, Inc.                                                  63
      440   Northfield Bancorp, Inc.                                            5
    1,100   Old National Bancorp                                               10
    1,400   Pacific Continental Corp.                                          12
      200   Pacwest Bancorp                                                     3
      357   Park National Corp.                                                21
      800   Pinnacle Financial Partners, Inc. *                                 7
    4,000   PNC Financial Services Group, Inc.                                204
    3,760   PrivateBancorp, Inc.                                               39
      600   Prosperity Bancshares, Inc.                                        17
    9,625   Regions Financial Corp.                                            62
      720   Renasant Corp.                                                     10
    1,100   S&T Bancorp, Inc.                                                  19
      400   S.Y. Bancorp, Inc.                                                  9
      520   Sandy Spring Bancorp, Inc.                                          8
      440   SCBT Financial Corp.                                               13
      600   Signature Bank *                                                   22
      480   Simmons First National Corp. "A"                                   12
      500   Southside Bancshares, Inc.                                          9
      800   StellarOne Corp.                                                    8
    2,760   Sterling Bancshares, Inc.                                          14
      320   Suffolk Bancorp                                                     8
    3,500   SunTrust Banks, Inc.                                               79
    3,440   Susquehanna Bancshares, Inc.                                       27
      600   SVB Financial Group *                                              22
   11,600   Synovus Financial Corp.                                            24
      900   TCF Financial Corp.                                                13
    1,160   Texas Capital Bancshares, Inc. *                                   18
      960   Tompkins Financial Corp.                                           35
      680   TowneBank (b)                                                      10
      480   TriCo Bancshares                                                    7
      800   Trustmark Corp.                                                    15
      500   UMB Financial Corp.                                                16
    5,970   Umpqua Holdings Corp.                                              62
      800   Union First Market Bankshares                                       9
    1,260   United Bankshares, Inc.                                            29
    2,547   United Community Banks, Inc. *                                      6
      640   Univest Corp.                                                      10
    1,370   Valley National Bancorp                                            18

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
      955   Washington Trust Bancorp, Inc.                            $        17
      800   Webster Financial Corp.                                            13
    1,100   WesBanco, Inc.                                                     17
      240   Westamerica Bancorp                                                12
    1,486   Western Alliance Bancorp. *                                         9
    2,900   Whitney Holding Corp.                                              22
      500   Wilmington Trust Corp.                                              4
      640   Wilshire Bancorp, Inc.                                              4
    1,300   Wintrust Financial Corp.                                           37
    1,200   Zions Bancorp.                                                     22
                                                                      -----------
                                                                            2,584
                                                                      -----------
            REINSURANCE (0.1%)
    3,020   Alterra Capital Holdings Ltd.                                      56
    1,400   Arch Capital Group Ltd. *                                         112
    1,300   Endurance Specialty Holdings Ltd.                                  48
    1,800   Everest Re Group Ltd.                                             142
    1,600   Maiden Holdings Ltd.                                               12
    2,300   PartnerRe Ltd.                                                    171
    1,680   Platinum Underwriters Holdings Ltd.                                68
      400   Reinsurance Group of America, Inc. "A"                             17
   12,300   RenaissanceRe Holdings Ltd.                                       699
      500   Transatlantic Holdings, Inc.                                       24
    2,400   Validus Holdings Ltd.                                              61
                                                                      -----------
                                                                            1,410
                                                                      -----------
            SPECIALIZED FINANCE (0.2%)
   30,800   CIT Group, Inc. *                                               1,130
      500   CME Group, Inc.                                                   124
   64,762   Deutsche Post AG                                                1,059
      440   Encore Capital Group, Inc. *                                        9
    1,000   Interactive Brokers Group, Inc. "A" *                              16
      500   IntercontinentalExchange, Inc. *                                   48
    1,000   MarketAxess Holdings, Inc.                                         15
   62,200   Moody's Corp.                                                   1,315
    1,325   MSCI, Inc. "A" *                                                   39
      900   NASDAQ OMX Group, Inc. *                                           16
      840   NewStar Financial, Inc. *                                           6
    1,900   NYSE Euronext                                                      53
    2,000   PHH Corp. *                                                        37
      160   Portfolio Recovery Associates, Inc. *                              10
                                                                      -----------
                                                                            3,877
                                                                      -----------
            THRIFTS & MORTGAGE FINANCE (0.0%)
      760   Abington Bancorp, Inc.                                              8
    1,000   Astoria Financial Corp.                                            12
    1,400   Bank Mutual Corp.                                                   7
      680   BankFinancial Corp.                                                 6
      760   Beneficial Mutual Bancorp, Inc. *                                   6
      440   Berkshire Hills Bancorp, Inc.                                       8
      520   Brookline Bancorp, Inc.                                             5
      500   Capitol Federal Financial                                          13
      520   Clifton Savings Bancorp, Inc.                                       4
    1,200   Essa Bancorp, Inc.                                                 13
      520   First Financial Holdings, Inc.                                      5
    2,003   First Niagara Financial Group, Inc.                                23
      760   Flushing Financial Corp.                                            8
      520   Home Federal Bancorp, Inc.                                          7
    4,300   Hudson City Bancorp, Inc.                                          50
    2,258   Kearny Financial Corp.                                             20
   43,220   MGIC Investment Corp. *                                           312
    3,100   New York Community Bancorp, Inc.                                   49
    1,312   NewAlliance Bancshares, Inc.                                       16
    3,520   Northwest Bancshares, Inc.                                         38
      560   OceanFirst Financial Corp.                                          6

================================================================================

17  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    2,384   Ocwen Financial Corp. *                                   $        22
    1,700   Oritani Financial Corp.                                            16
    2,820   People's United Financial, Inc.                                    36
    2,400   PMI Group, Inc. *                                                   7
      440   Provident Financial Services, Inc.                                  5
    1,104   Provident New York Bancorp                                          9
    4,300   Radian Group, Inc.                                                 27
    1,200   Rockville Financial, Inc.                                          14
      400   TFS Financial Corp.                                                 4
    9,460   TrustCo Bank Corp. NY                                              50
      520   United Financial Bancorp, Inc.                                      7
    1,260   Viewpoint Financial Group                                          11
      700   Washington Federal, Inc.                                           10
      760   Westfield Financial, Inc.                                           6
      200   WSFS Financial Corp.                                                7
                                                                      -----------
                                                                              847
                                                                      -----------
            Total Financials                                               66,265
                                                                      -----------
            HEALTH CARE (3.1%)
            ------------------
            BIOTECHNOLOGY (0.6%)
    1,400   Acorda Therapeutics, Inc. *                                        42
    2,500   Alexion Pharmaceuticals, Inc.                                     141
    2,700   Alkermes, Inc. *                                                   36
    1,309   Alnylam Pharmaceuticals, Inc. *                                    18
      900   AMAG Pharmaceuticals, Inc. *                                       23
   54,200   Amgen, Inc. *(a)                                                2,766
    4,000   Amylin Pharmaceuticals, Inc.                                       82
    3,000   Arena Pharmaceuticals, Inc. (b)                                    19
    3,400   ARIAD Pharmaceuticals, Inc. *                                      12
    1,440   ArQule, Inc.                                                        7
    7,600   Biogen Idec, Inc. *                                               409
    2,900   BioMarin Pharmaceutical, Inc. *                                    59
    2,580   Celera Corp.                                                       17
   13,100   Celgene Corp. *                                                   675
    2,327   Cephalon, Inc. *                                                  132
      800   Cepheid *                                                          12
      390   Clinical Data, Inc. *                                               6
    2,000   Cubist Pharmaceuticals, Inc. *                                     44
    1,520   Cytokinetics, Inc. *                                                3
      920   Cytori Therapeutics, Inc. *                                         4
    3,800   Dendreon Corp. *                                                  136
    2,360   Dyax Corp.                                                          5
    1,494   Enzon Pharmaceuticals, Inc. *                                      15
    5,280   Exelixis, Inc. *                                                   16
    1,400   Genomic Health, Inc. *                                             20
    7,600   Genzyme Corp. *                                                   533
    3,100   Geron Corp. *                                                      14
  181,600   Gilead Sciences, Inc. *                                         5,786
    2,100   Halozyme Therapeutics, Inc. *                                      16
    5,600   Human Genome Sciences, Inc. *                                     163
    1,909   Immunogen, Inc. *                                                  10
    2,200   Immunomedics, Inc. *                                                6
    2,760   Incyte Corp. *                                                     35
      940   InterMune, Inc. *                                                  10
    2,840   Isis Pharmaceuticals, Inc. *                                       22
    3,720   Ligand Pharmaceuticals, Inc. "B" *                                  5
    1,300   Martek Biosciences Corp. *                                         28
    2,200   Maxygen, Inc. *                                                    12
      680   Metabolix, Inc. *                                                   8
    1,360   Momenta Pharmaceuticals, Inc. *                                    20
    2,800   Myriad Genetics, Inc. *                                            44
    1,760   Nabi Biopharmaceuticals *                                           8
    1,640   NPS Pharmaceuticals, Inc. *                                        11

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    2,100   Onyx Pharmaceuticals, Inc. *                              $        51
    2,300   Orexigen Therapeutics, Inc. *(b)                                   10
    3,648   PDL BioPharma, Inc.                                                21
      320   Pharmasset, Inc. *                                                  8
    2,300   Regeneron Pharmaceuticals, Inc. *                                  51
    1,600   Rigel Pharmaceuticals, Inc. *                                      12
    1,440   Sangamo Biosciences, Inc. *                                         4
    1,980   Savient Pharmaceuticals, Inc. *                                    29
    2,200   Seattle Genetics, Inc. *                                           25
    1,500   Talecris Biotherapeutics Holdings Corp. *                          33
      700   Targacept, Inc. *                                                  15
    1,840   Theravance, Inc. *                                                 22
    1,400   United Therapeutics Corp. *                                        65
    5,700   Vertex Pharmaceuticals, Inc. *                                    190
    3,500   Vical, Inc. *                                                      11
    1,200   ZymoGenetics, Inc. *                                                6
                                                                      -----------
                                                                           11,983
                                                                      -----------
            HEALTH CARE DISTRIBUTORS (0.1%)
   44,400   AmerisourceBergen Corp.                                         1,211
   10,200   Cardinal Health, Inc.                                             306
      440   Chindex International, Inc. *                                       6
      700   Henry Schein, Inc. *                                               37
    2,000   McKesson Corp.                                                    116
      360   MWI Veterinary Supply, Inc. *                                      19
      540   Owens & Minor, Inc.                                                14
      600   Patterson Companies, Inc.                                          15
      900   PSS World Medical, Inc. *                                          17
                                                                      -----------
                                                                            1,741
                                                                      -----------
            HEALTH CARE EQUIPMENT (0.8%)
      714   Abaxis, Inc.                                                       13
      760   ABIOMED, Inc.                                                       7
    1,280   Accuray, Inc.                                                       8
    1,000   American Medical Systems Holdings, Inc. *                          18
      380   Analogic Corp.                                                     16
      840   AngioDynamics, Inc. *                                              13
      800   ArthroCare Corp.                                                   21
    4,300   Baxter International, Inc.                                        183
      600   Beckman Coulter, Inc.                                              27
    1,700   Becton, Dickinson and Co.                                         116
   11,489   Boston Scientific Corp. *                                          60
      700   C.R. Bard, Inc.                                                    54
      440   Cantel Medical Corp.                                                6
    5,500   CareFusion Corp. *                                                119
    1,000   Conceptus, Inc. *                                                  14
      200   CONMED Corp. *                                                      4
   14,400   Covidien plc                                                      509
    2,100   CryoLife, Inc. *                                                   11
      920   Cyberonics, Inc. *                                                 20
    1,520   DexCom, Inc. *                                                     19
      800   Edwards Lifesciences Corp.                                         46
      700   Exactech, Inc.                                                     10
      200   Gen-Probe, Inc. *                                                   9
    2,700   Greatbatch, Inc. *                                                 59
      600   Hill-Rom Holdings, Inc.                                            19
   69,100   Hologic, Inc. *(b)                                                981
  181,707   Hospira, Inc. *                                                 9,332
    1,590   IDEXX Laboratories, Inc. *                                         88
      920   Insulet Corp. *                                                    12
      120   Integra LifeSciences Holdings Corp. *                               4
      300   Intuitive Surgical, Inc. *                                         80
      600   Invacare Corp.                                                     14
    1,400   IRIS International, Inc. *                                         11
      280   Kensey Nash Corp. *                                                 7

================================================================================

19  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
      700   Kinetic Concepts, Inc. *                                  $        22
      800   Masimo Corp.                                                       18
    7,800   Medtronic, Inc. (a)                                               246
      480   Micrus Endovascular Corp. *                                        11
      920   Natus Medical, Inc. *                                              11
    1,400   NuVasive, Inc. *                                                   41
      800   NxStage Medical, Inc. *                                            13
    2,400   Orthovita, Inc. *                                                   4
      560   Palomar Medical Technologies, Inc. *                                5
    1,200   ResMed, Inc. *                                                     36
      900   Sirona Dental Systems, Inc. *                                      28
      560   SonoSite, Inc. *                                                   16
    1,080   Spectranetics Corp. *                                               5
   41,800   St. Jude Medical, Inc. *                                        1,445
      500   Steris Corp.                                                       14
    2,300   Stryker Corp.                                                      99
      538   SurModics, Inc. *                                                   6
    1,160   Symmetry Medical, Inc. *                                           10
      900   Synovis Life Technologies, Inc. *                                  13
      200   Teleflex, Inc.                                                     10
    2,206   Thoratec Corp. *                                                   71
    1,480   TomoTherapy, Inc. *                                                 5
    1,100   Varian Medical Systems, Inc. *                                     59
    1,400   Volcano Corp. *                                                    31
      300   Wright Medical Group, Inc. *                                        4
    1,600   Zimmer Holdings, Inc. *                                            75
      680   ZOLL Medical Corp. *                                               18
                                                                      -----------
                                                                           14,226
                                                                      -----------
            HEALTH CARE FACILITIES (0.0%)
      500   AmSurg Corp. *                                                      8
      320   Assisted Living Concepts, Inc. *                                    9
    1,200   Community Health Systems, Inc. *                                   31
      360   Ensign Group, Inc.                                                  6
      800   Hanger Orthopedic Group, Inc. *                                    10
    1,900   Health Management Associates, Inc. "A" *                           12
    2,880   HealthSouth Corp. *                                                47
      758   Kindred Healthcare, Inc. *                                          9
      200   LifePoint Hospitals, Inc. *                                         6
      500   National Healthcare Corp.                                          17
      800   Psychiatric Solutions, Inc. *                                      27
    1,000   Select Medical Holdings Corp. *                                     7
    1,440   Sunrise Senior Living, Inc. *                                       3
   14,400   Tenet Healthcare Corp. *                                           57
      376   U.S. Physical Therapy, Inc. *                                       6
      700   Universal Health Services, Inc. "B"                                22
      500   VCA Antech, Inc. *                                                 10
                                                                      -----------
                                                                              287
                                                                      -----------
            HEALTH CARE SERVICES (0.2%)
      336   Air Methods Corp.                                                  12
      200   Almost Family, Inc.                                                 5
    1,200   Amedisys, Inc.                                                     28
    1,080   AMN Healthcare Services, Inc.                                       5
      800   Bio-Reference Laboratories, Inc. *                                 16
      600   Catalyst Health Solutions, Inc. *                                  24
      160   Chemed Corp.                                                        8
      244   CorVel Corp. *                                                      9
    1,002   Cross Country Healthcare, Inc. *                                    8
      700   DaVita, Inc. *                                                     45
      700   Emdeon, Inc. *                                                      7
   68,659   Emergency Medical Services Corp. "A" *                          3,299
    3,900   Express Scripts, Inc. *                                           166
    1,310   Gentiva Health Services, Inc. *                                    27
    1,000   Healthways, Inc. *                                                 13

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
      308   HMS Holdings Corp. *                                      $        16
      520   IPC The Hospitalist Co., Inc. *                                    12
      900   Laboratory Corp. of America Holdings *                             65
    1,200   Landauer, Inc.                                                     68
    2,100   LHC Group, Inc. *                                                  42
    1,027   Lincare Holdings, Inc.                                             24
   13,600   Medco Health Solutions, Inc. *(a)                                 591
      200   Mednax, Inc. *                                                      9
    1,100   Omnicare, Inc.                                                     21
      360   Providence Service Corp. *                                          5
    1,100   Quest Diagnostics, Inc.                                            48
      569   RehabCare Group, Inc. *                                             9
      810   ResCare, Inc. *                                                    10
                                                                      -----------
                                                                            4,592
                                                                      -----------
            HEALTH CARE SUPPLIES (0.0%)
      480   Aga Medical Holdings, Inc.                                          6
      600   Alere, Inc. *                                                      17
    8,920   Align Technology, Inc.                                            143
      100   Atrion Corp.                                                       14
      500   Cooper Companies, Inc.                                             20
    1,000   DENTSPLY International, Inc.                                       28
      200   Haemonetics Corp. *                                                10
      100   ICU Medical, Inc. *                                                 4
      680   Immucor Corp. *                                                    12
    1,200   Medical Action Industries, Inc. *                                  10
      600   Meridian Bioscience, Inc.                                          11
      880   Merit Medical Systems, Inc. *                                      14
      660   Neogen Corp. *                                                     19
    1,440   OraSure Technologies, Inc. *                                        5
      840   Quidel Corp. *                                                     10
    1,960   RTI Biologics, Inc. *                                               4
      500   West Pharmaceutical Services, Inc.                                 17
                                                                      -----------
                                                                              344
                                                                      -----------
            HEALTH CARE TECHNOLOGY (0.0%)
    4,440   Allscripts - Misys Healthcare Solutions, Inc. *                    74
    1,200   athenahealth, Inc. *                                               32
      600   Cerner Corp. *                                                     44
      320   Computer Programs and Systems, Inc.                                13
      240   MedAssets, Inc. *                                                   5
    1,000   Omnicell, Inc. *                                                   11
      560   Quality Systems, Inc.                                              32
      640   Vital Images, Inc. *                                                8
                                                                      -----------
                                                                              219
                                                                      -----------
            LIFE SCIENCES TOOLS & SERVICES (0.0%)
    3,167   Accelrys, Inc. *                                                   19
    2,240   Affymetrix, Inc. *                                                  9
      720   Albany Molecular Research, Inc.                                     4
      200   Bio-Rad Laboratories, Inc. "A"                                     16
      300   Bruker Corp. *                                                      4
    1,900   Charles River Laboratories International, Inc. *                   54
      400   Covance, Inc. *                                                    15
      120   Dionex Corp. *                                                      9
    1,200   Enzo Biochem, Inc. *                                                4
      960   eResearch Technology, Inc. *                                        7
      900   Illumina, Inc. *                                                   39
      480   Kendle International, Inc. *                                        4
    5,200   Life Technologies Corp. *                                         222
    1,100   Luminex Corp.                                                      16
      300   Mettler Toledo International, Inc. *                               33
      800   PAREXEL International Corp. *                                      16
      800   PerkinElmer, Inc.                                                  17
      600   Pharmaceutical Product Development, Inc.                           14

================================================================================

21  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    1,840   Sequenom, Inc. *                                          $        11
    1,000   TECHNE Corp.                                                       58
    3,000   Thermo Fisher Scientific, Inc. *                                  126
      744   Waters Corp. *                                                     45
                                                                      -----------
                                                                              742
                                                                      -----------
            MANAGED HEALTH CARE (0.8%)
   26,590   Aetna, Inc.                                                       710
      400   AMERIGROUP Corp. *                                                 15
      700   Centene Corp. *                                                    14
   44,275   CIGNA Corp.                                                     1,427
    1,215   Coventry Health Care, Inc. *                                       23
      700   Health Net, Inc. *                                                 17
    2,070   HealthSpring, Inc. *                                               43
  184,800   Humana, Inc. *                                                  8,832
      886   Magellan Health Services, Inc. *                                   39
      600   Molina Healthcare, Inc. *                                          15
      640   Triple-S Management Corp. "B" *                                    10
  111,534   UnitedHealth Group, Inc. (a)                                    3,538
      700   WellCare Health Plans, Inc. *                                      17
   20,150   WellPoint, Inc. *                                               1,001
                                                                      -----------
                                                                           15,701
                                                                      -----------
            PHARMACEUTICALS (0.6%)
   10,900   Abbott Laboratories                                               538
    2,200   Allergan, Inc.                                                    135
      440   Ardea Biosciences, Inc. *                                           9
    1,600   Auxilium Pharmaceuticals, Inc. *                                   41
      497   BioMimetic Therapeutics, Inc. *                                     5
    1,120   BMP Sunstone Corp. *                                                7
   12,725   Bristol-Myers Squibb Co. (a)                                      332
    3,100   Cypress Bioscience, Inc. *                                         10
    4,100   DepoMed, Inc. *                                                    15
    7,000   Eli Lilly and Co.                                                 235
  166,118   Endo Pharmaceuticals Holdings, Inc. *                           4,513
    2,200   Forest Laboratories, Inc. *                                        60
      900   Impax Laboratories, Inc. *                                         14
    1,960   Inspire Pharmaceutical, Inc. *                                     10
   19,600   Johnson & Johnson (a)                                           1,118
   24,000   King Pharmaceuticals, Inc. *                                      209
   16,800   Medicines Co. *                                                   193
      591   Medicis Pharmaceutical Corp. "A" (a)                               16
   22,366   Merck & Co., Inc. (a)                                             786
    8,700   Mylan, Inc. *                                                     149
    3,300   Nektar Therapeutics *                                              42
      520   Obagi Medical Products, Inc. *                                      5
      920   Optimer Pharmaceuticals, Inc. *                                     7
    1,178   Pain Therapeutics, Inc. *                                           7
      600   Par Pharmaceutical Companies, Inc. *                               16
      500   Perrigo Co.                                                        29
   58,565   Pfizer, Inc. (a)                                                  933
      880   POZEN, Inc. *                                                       6
    1,840   Questcor Pharmaceuticals, Inc. *                                   18
      700   Salix Pharmaceuticals Ltd. *                                       27
    1,960   SuperGen, Inc. *                                                    4
    1,589   Valeant Pharmaceuticals International *                            92
    2,465   ViroPharma, Inc. *                                                 31
    2,520   VIVUS, Inc. *                                                      14
   33,500   Warner Chilcott plc "A" *                                         952
      800   Watson Pharmaceuticals, Inc. *                                     34
                                                                      -----------
                                                                           10,612
                                                                      -----------
            Total Health Care                                              60,447
                                                                      -----------

================================================================================

                                                  Portfolio of Investments |  22

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            INDUSTRIALS (1.2%)
            ------------------
            AEROSPACE & DEFENSE (0.2%)
    1,500   AAR Corp.                                                 $        23
      283   Alliant Techsystems, Inc.                                          19
      240   American Science and Engineering, Inc.                             17
      400   Applied Signal Technology, Inc.                                     8
      600   BE Aerospace, Inc.                                                 16
    5,500   Boeing Co.                                                        336
      200   Ceradyne, Inc. *                                                    4
      509   Cubic Corp.                                                        20
      700   Curtiss-Wright Corp.                                               19
      880   DigitalGlobe, Inc. *                                               27
      320   Ducommun, Inc.                                                      6
      240   Esterline Technologies Corp. *                                     11
    1,640   GenCorp, Inc. *                                                     7
    2,400   General Dynamics Corp.                                            134
      600   GeoEye, Inc. *                                                     22
      900   Goodrich Corp.                                                     62
      950   HEICO Corp.                                                        39
    1,000   Herley Industries, Inc. *                                          15
    1,100   Hexcel Corp. *                                                     19
    5,500   Honeywell International, Inc.                                     215
    1,600   ITT Corp.                                                          68
      800   L-3 Communications Holdings, Inc.                                  53
      560   Ladish Co., Inc. *                                                 14
    2,200   Lockheed Martin Corp. (a)                                         153
    1,400   Moog, Inc. "A" *                                                   44
   41,300   Northrop Grumman Corp. (a)                                      2,235
    1,400   Orbital Sciences Corp. *                                           18
    1,000   Precision Castparts Corp.                                         113
    2,700   Raytheon Co. (a)                                                  119
    1,100   Rockwell Collins, Inc.                                             59
      740   Spirit AeroSystems Holdings, Inc. "A" *                            14
    2,000   TASER International, Inc. *                                         7
      500   Teledyne Technologies, Inc. *                                      18
      200   TransDigm Group, Inc.                                              12
      300   Triumph Group, Inc.                                                20
    6,500   United Technologies Corp. (a)                                     424
                                                                      -----------
                                                                            4,390
                                                                      -----------
            AIR FREIGHT & LOGISTICS (0.0%)
      300   Atlas Air Worldwide Holdings, Inc.                                 13
    1,300   C.H. Robinson Worldwide, Inc.                                      84
      304   Dynamex, Inc. *                                                     4
    1,600   Expeditors International of Washington, Inc.                       63
    2,300   FedEx Corp.                                                       179
      500   Forward Air Corp.                                                  12
      600   Hub Group, Inc. "A" *                                              16
    1,100   Pacer International, Inc. *                                         6
    5,200   United Parcel Service, Inc. "B"                                   332
                                                                      -----------
                                                                              709
                                                                      -----------
            AIRLINES (0.1%)
    4,280   AirTran Holdings, Inc. *                                           19
   19,241   Alaska Air Group, Inc.                                            851
      600   Allegiant Travel Co.                                               23
    2,700   AMR Corp.                                                          16
    3,900   Continental Airlines, Inc. "B" *                                   87
   83,500   Delta Air Lines, Inc. *                                           873
    7,800   JetBlue Airways Corp. *                                            45
    1,520   Republic Airways Holdings, Inc. *                                  11
    1,000   SkyWest, Inc.                                                      13
    5,800   Southwest Airlines Co.                                             64

================================================================================

23  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    1,220   UAL Corp. *                                               $        26
   10,600   US Airways Group, Inc. *                                           96
                                                                      -----------
                                                                            2,124
                                                                      -----------
            BUILDING PRODUCTS (0.1%)
      440   AAON, Inc.                                                         10
      300   American Woodmark Corp.                                             5
      200   Ameron International Corp.                                         11
      920   Apogee Enterprises, Inc.                                            8
      140   Armstrong World Industries, Inc. *                                  6
      880   Gibraltar Industries, Inc. *                                        7
    1,587   Griffon Corp. *                                                    17
      560   Insteel Industries, Inc.                                            4
      500   Lennox International, Inc.                                         21
    2,800   Masco Corp.                                                        29
   34,600   Owens Corning, Inc. *                                             941
    1,240   Quanex Building Products Corp.                                     20
      700   Simpson Manufacturing Co., Inc.                                    15
      531   Trex Co., Inc. *                                                   11
      400   Universal Forest Products, Inc.                                    10
      500   USG Corp. *                                                         6
                                                                      -----------
                                                                            1,121
                                                                      -----------
            COMMERCIAL PRINTING (0.0%)
   13,100   Bowne & Co., Inc.                                                 145
    2,040   Cenveo, Inc. *                                                     11
      406   Consolidated Graphics, Inc. *                                      16
    1,000   Courier Corp.                                                      13
      690   Deluxe Corp.                                                       12
      800   Ennis, Inc.                                                        12
      600   M & F Worldwide Corp. *                                            14
    1,800   R.R. Donnelley & Sons Co.                                          27
                                                                      -----------
                                                                              250
                                                                      -----------
            CONSTRUCTION & ENGINEERING (0.0%)
      900   AECOM Technology Corp. *                                           20
    1,240   Comfort Systems USA, Inc.                                          13
    1,123   Dycom Industries, Inc. *                                            9
      800   EMCOR Group, Inc. *                                                18
    1,489   Fluor Corp.                                                        67
      500   Granite Construction, Inc.                                         11
    1,320   Great Lakes Dredge & Dock Corp.                                     7
      600   Insituform Technologies, Inc. "A" *                                12
      900   Jacobs Engineering Group, Inc. *                                   31
    2,800   KBR, Inc.                                                          65
      900   Layne Christensen Co. *                                            23
      900   MasTec, Inc. *                                                      9
      280   Michael Baker Corp.                                                 9
      280   Northwest Pipe Co. *                                                4
      800   Orion Marine Group, Inc. *                                          9
    1,500   Quanta Services, Inc. *                                            27
      900   Shaw Group, Inc. *                                                 29
      400   Sterling Construction Co., Inc. *                                   4
      500   URS Corp. *                                                        18
                                                                      -----------
                                                                              385
                                                                      -----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
      600   AGCO Corp.                                                         20
      780   ArvinMeritor, Inc.                                                 10
      500   Bucyrus International, Inc.                                        29
      500   Cascade Corp.                                                      16
   25,800   Caterpillar, Inc.                                               1,681
    1,600   Cummins, Inc.                                                     119
    3,100   Deere & Co.                                                       196
    2,226   Federal Signal Corp.                                               12

================================================================================

                                                  Portfolio of Investments |  24

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    2,680   Force Protection, Inc. *                                  $        10
      800   Joy Global, Inc.                                                   45
      358   Lindsay Corp.                                                      13
    1,700   Manitowoc Co., Inc.                                                16
      700   Navistar International Corp.                                       29
    2,100   Oshkosh Corp. *                                                    52
    2,600   PACCAR, Inc.                                                      107
      400   Sauer-Danfoss, Inc. *                                               6
      800   Terex Corp. *                                                      15
    1,100   Titan International, Inc.                                          11
      500   Toro Co.                                                           25
      400   Trinity Industries, Inc.                                            7
    1,800   Wabash National Corp. *                                            11
      493   WABCO Holdings, Inc. *                                             17
      300   Wabtec Corp.                                                       13
                                                                      -----------
                                                                            2,460
                                                                      -----------
            DIVERSIFIED SUPPORT SERVICES (0.0%)
      600   ATC Technology Corp. *                                             14
    1,200   Cintas Corp.                                                       31
      400   Copart, Inc. *                                                     13
      600   Enernoc, Inc. *(b)                                                 20
      618   G & K Services, Inc. "A"                                           12
      600   Healthcare Services Group, Inc.                                    12
    1,400   Iron Mountain, Inc.                                                28
      800   Kar Auction Services, Inc. *                                       10
      200   McGrath RentCorp                                                    4
    1,160   Mobile Mini, Inc. *                                                17
      600   Viad Corp.                                                         10
                                                                      -----------
                                                                              171
                                                                      -----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
      200   A. O. Smith Corp.                                                  10
    3,000   A123 Systems, Inc. *(b)                                            20
      600   Acuity Brands, Inc.                                                23
    1,640   Advanced Battery Technology, Inc. *                                 6
    1,700   American Superconductor Corp.                                      46
      700   AMETEK, Inc.                                                       30
      400   Baldor Electric Co.                                                14
    1,520   Belden, Inc.                                                       33
      700   Brady Corp. "A"                                                    18
    4,800   Cooper Industries plc                                             202
    5,500   Emerson Electric Co.                                              257
      700   Encore Wire Corp.                                                  13
    2,080   Ener1, Inc. *(b)                                                    7
      600   EnerSys *                                                          13
    1,500   First Solar, Inc. *                                               192
      733   Franklin Electric Co., Inc.                                        23
    1,200   Fushi Copperweld, Inc.                                             10
   16,107   General Cable Corp. *                                             358
    1,700   GrafTech International Ltd. *                                      24
    1,400   GT Solar International, Inc.                                       11
    1,600   Hubbell, Inc. "B"                                                  72
      160   II-IV, Inc. *                                                       5
      200   Polypore International, Inc. *                                      5
      160   Powell Industries, Inc. *                                           4
    1,989   Regal-Beloit Corp.                                                110
    1,100   Rockwell Automation, Inc.                                          56
      600   Roper Industries, Inc.                                             35
    2,800   SunPower Corp. "A" *                                               30
      932   SunPower Corp. "B" *                                               10
      400   Thomas & Betts Corp. *                                             15
      640   Vicor Corp.                                                         9

================================================================================

25  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
      960   Woodward Governor Co.                                     $        25
                                                                      -----------
                                                                            1,686
                                                                      -----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.0%)
      653   ABM Industries, Inc.                                               13
      160   Clean Harbors, Inc. *                                              10
    3,600   Covanta Holding Corp.                                              52
    2,800   Energy Solutions, Inc.                                             13
    1,080   Metalico, Inc. *                                                    3
    2,400   Republic Services, Inc.                                            70
      600   Rollins, Inc.                                                      12
      500   Stericycle, Inc. *                                                 33
    2,300   Tetra Tech, Inc. *                                                 42
      500   Waste Connections, Inc. *                                          19
    3,300   Waste Management, Inc.                                            109
                                                                      -----------
                                                                              376
                                                                      -----------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
      400   CDI Corp.                                                           4
      520   Heidrick & Struggles International, Inc.                            9
      840   Kelly Services, Inc. "A" *                                          9
      920   Kforce, Inc. *                                                     10
      350   Korn/Ferry International *                                          5
      600   Manpower, Inc.                                                     25
    1,200   On Assignment, Inc. *                                               5
    1,100   Robert Half International, Inc.                                    24
    1,600   SFN Group, Inc. *                                                   9
      410   Towers Watson & Co. "A"                                            18
    1,440   TrueBlue, Inc. *                                                   16
                                                                      -----------
                                                                              134
                                                                      -----------
            INDUSTRIAL CONGLOMERATES (0.2%)
    5,000   3M Co.                                                            393
      600   Carlisle Companies, Inc.                                           17
  144,200   General Electric Co.                                            2,088
    7,000   McDermott International, Inc. *                                    90
      520   Raven Industries, Inc.                                             17
      380   Standex International Corp.                                         9
    2,000   Textron, Inc.                                                      34
    2,500   Tredegar Corp.                                                     41
   14,700   Tyco International Ltd.                                           548
                                                                      -----------
                                                                            3,237
                                                                      -----------
            INDUSTRIAL MACHINERY (0.2%)
      600   3D Systems Corp. *                                                  8
    1,200   Actuant Corp. "A"                                                  24
      800   Albany International Corp. "A"                                     14
      840   Altra Holdings, Inc. *                                             11
      240   Ampco-Pittsburgh Corp.                                              5
    3,500   Babcock & Wilcox Co. *                                             78
    3,981   Badger Meter, Inc.                                                148
      700   Barnes Group, Inc.                                                 11
    1,280   Blount International, Inc.                                         15
      700   Briggs & Stratton Corp.                                            13
      700   Chart Industries, Inc. *                                           11
      446   China Fire & Security Group, Inc. *(b)                              3
      500   CIRCOR International, Inc.                                         14
      400   CLARCOR, Inc.                                                      13
    1,360   Colfax Corp. *                                                     17
      400   Crane Co.                                                          14
    3,800   Danaher Corp.                                                     138
    1,000   Donaldson Co., Inc.                                                42
    1,400   Dover Corp.                                                        63
      400   Dynamic Materials Corp.                                             5
    1,200   Eaton Corp.                                                        83

================================================================================

                                                  Portfolio of Investments |  26

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
      640   EnPro Industries, Inc. *                                  $        17
      700   ESCO Technologies, Inc.                                            22
      400   Flowserve Corp.                                                    36
      300   Gardner Denver, Inc.                                               14
      472   Gorman-Rupp Co.                                                    12
      740   Graco, Inc.                                                        21
      800   Graham Corp.                                                       11
      655   Harsco Corp.                                                       13
      500   IDEX Corp.                                                         15
    3,200   Illinois Tool Works, Inc.                                         132
    9,200   Ingersoll-Rand plc                                                299
      960   John Bean Technologies Corp.                                       14
      400   Kadant, Inc. *                                                      7
      500   Kaydon Corp.                                                       16
      500   Kennametal, Inc.                                                   13
      320   L.B. Foster Co. "A" *                                               8
      400   Lincoln Electric Holdings, Inc.                                    20
      300   Middleby Corp. *                                                   17
      688   Mueller Industries, Inc.                                           16
    4,720   Mueller Water Products, Inc. "A"                                   11
      320   Nordson Corp.                                                      21
      800   Pall Corp.                                                         27
    1,200   Parker-Hannifin Corp.                                              71
      600   Pentair, Inc.                                                      18
      440   PMFG, Inc. *                                                        7
      760   RBC Bearings, Inc. *                                               22
      191   Robbins & Myers, Inc.                                               5
      400   Snap-On, Inc.                                                      17
      300   SPX Corp.                                                          17
      393   Sun Hydraulics Corp.                                                9
      560   Tecumseh Products Co. "A" *                                         7
    1,050   Tennant Co.                                                        33
   27,978   Timken Co.                                                        915
      720   TriMas Corp. *                                                      9
      200   Valmont Industries, Inc.                                           13
      200   Watts Water Technologies, Inc. "A"                                  6
                                                                      -----------
                                                                            2,641
                                                                      -----------
            MARINE (0.0%)
      400   Alexander & Baldwin, Inc.                                          14
      280   American Commercial Lines, inc.                                     8
    2,000   Eagle Bulk Shipping, Inc. *                                         9
      840   Genco Shipping & Trading Ltd. *                                    13
      500   Kirby Corp. *                                                      18
                                                                      -----------
                                                                               62
                                                                      -----------
            OFFICE SERVICES & SUPPLIES (0.1%)
    1,800   ACCO Brands Corp. *                                                10
      880   APAC Customer Services, Inc.                                        4
   18,300   Avery Dennison Corp.                                              595
      700   Herman Miller, Inc.                                                12
      700   HNI Corp.                                                          16
    1,320   Interface, Inc. "A"                                                17
      760   Kimball International, Inc. "B"                                     4
      300   Knoll, Inc.                                                         4
    1,600   Mine Safety Appliances Co.                                         37
    2,600   Pitney Bowes, Inc.                                                 50
    2,200   Steelcase, Inc. "A"                                                14
    6,091   Sykes Enterprises, Inc. *                                          73
      400   United Stationers, Inc. *                                          18
                                                                      -----------
                                                                              854
                                                                      -----------
            RAILROADS (0.0%)
    2,800   CSX Corp.                                                         140
      600   Genesee & Wyoming, Inc. "A" *                                      23

================================================================================

27  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
      600   Kansas City Southern *                                    $        20
    2,700   Norfolk Southern Corp.                                            145
      640   RailAmerica, Inc. *                                                 6
    3,600   Union Pacific Corp.                                               263
                                                                      -----------
                                                                              597
                                                                      -----------
            RESEARCH & CONSULTING SERVICES (0.0%)
      480   Advisory Board Co. *                                               19
      500   Corporate Executive Board Co.                                      14
      120   CoStar Group, Inc. *                                                5
      360   CRA International, Inc. *                                           6
      760   Diamond Management & Technology Consultants, Inc.                  10
      300   Dun & Bradstreet Corp.                                             20
    1,000   Equifax, Inc.                                                      30
      480   Exponent, Inc. *                                                   15
      400   FTI Consulting, Inc. *                                             13
      280   ICF International, Inc. *                                           6
      200   IHS, Inc. "A" *                                                    12
      400   Navigant Consulting, Inc. *                                         4
      300   Resources Connection, Inc.                                          3
      600   School Specialty, Inc. *                                            8
    3,000   Verisk Analytics, Inc. "A" *                                       83
      300   VSE Corp.                                                           8
                                                                      -----------
                                                                              256
                                                                      -----------
            SECURITY & ALARM SERVICES (0.0%)
      700   Corrections Corp. of America *                                     16
      600   GEO Group, Inc. *                                                  13
                                                                      -----------
                                                                               29
                                                                      -----------
            TRADING COMPANIES & DISTRIBUTORS (0.0%)
    1,520   Aircastle Ltd.                                                     12
      600   Applied Industrial Technologies, Inc.                              16
      700   Beacon Roofing Supply, Inc.                                        10
      900   Fastenal Co.                                                       41
      200   GATX Corp.                                                          6
      880   H&E Equipment Services, Inc. *                                      6
      560   Houston Wire & Cable Co.                                            5
    1,040   Interline Brands, Inc. *                                           17
      200   Kaman Corp.                                                         4
      525   MSC Industrial Direct Co., Inc. "A"                                24
    1,800   Rush Enterprises, Inc. "A" *                                       23
      480   TAL International Group, Inc.                                      10
    1,900   United Rentals, Inc. *                                             21
      400   W.W. Grainger, Inc.                                                42
      200   Watsco, Inc.                                                       10
      600   WESCO International, Inc. *                                        19
                                                                      -----------
                                                                              266
                                                                      -----------
            TRUCKING (0.1%)
      140   AMERCO *                                                           11
      500   Arkansas Best Corp.                                                10
      940   Avis Budget Group, Inc.                                             9
      720   Celadon Group, Inc. *                                               8
      200   Con-Way, Inc.                                                       5
      240   Dollar Thrifty Automotive Group, Inc. *                            11
      600   Heartland Express, Inc.                                             9
    1,500   Hertz Global Holdings, Inc. *                                      13
      500   JB Hunt Transport Services, Inc.                                   16
    2,200   Knight Transportation, Inc.                                        42
      478   Landstar System, Inc.                                              17
    1,200   Marten Transport, Ltd.                                             24
      750   Old Dominion Freight Line, Inc. *                                  18
      139   Patriot Transportation Holding, Inc. *                             10
   21,600   Ryder System, Inc.                                                829

================================================================================

                                                  Portfolio of Investments |  28

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
      440   Saia, Inc. *                                             $         5
      600   Werner Enterprises, Inc.                                          12
                                                                     -----------
                                                                           1,049
                                                                     -----------
            Total Industrials                                             22,797
                                                                     -----------
            INFORMATION TECHNOLOGY (3.7%)
            -----------------------------
            APPLICATION SOFTWARE (0.1%)
      200   ACI Worldwide, Inc.                                                4
    1,550   Actuate Corp. *                                                    6
    4,000   Adobe Systems, Inc. *                                            111
      160   Advent Software, Inc.                                              8
      720   ANSYS, Inc. *                                                     28
    2,000   Aspen Technology, Inc.                                            19
    1,775   Autodesk, Inc. *                                                  49
    1,200   Blackbaud, Inc.                                                   25
    1,300   Blackboard, Inc.                                                  43
      800   Bottomline Technologies, Inc. *                                   11
    2,000   Cadence Design Systems, Inc. *                                    14
    1,400   Citrix Systems, Inc. *                                            81
    2,700   Compuware Corp. *                                                 19
      600   Concur Technologies, Inc. *                                       28
      900   Ebix, Inc. *                                                      17
    1,520   Epicor Software Corp. *                                           10
      400   FactSet Research Systems, Inc.                                    29
      900   Fair Isaac Corp.                                                  20
    1,100   Henry Jack & Associates, Inc.                                     26
    1,500   Informatica Corp. *                                               48
      400   Interactive Intelligence, Inc. *                                   6
    2,100   Intuit, Inc. *                                                    90
    1,557   JDA Software Group, Inc. *                                        36
      720   Kenexa Corp. *                                                     8
    3,240   Lawson Software, Inc. *                                           25
      720   Manhattan Associates, Inc. *                                      19
    3,400   Mentor Graphics Corp. *                                           31
      480   MicroStrategy, Inc. "A" *                                         37
      680   Monotype Imaging Holdings, Inc. *                                  5
    1,000   NetScout Systems, Inc. *                                          16
    1,700   Nuance Communications, Inc. *                                     25
    1,200   Parametric Technology Corp. *                                     21
      800   Pegasystems, Inc.                                                 18
    1,500   PROS Holdings, Inc. *                                             12
      800   Quest Software, Inc. *                                            17
    1,800   S1 Corp. *                                                         9
      800   Salesforce.com, Inc. *                                            88
      920   Smith Micro Software, Inc. *                                       7
    1,060   Solarwinds, Inc. *                                                15
      800   Solera Holdings, Inc.                                             32
    1,700   SuccessFactors, Inc. *                                            36
      600   Synchronoss Technologies, Inc. *                                   9
    1,300   Synopsys, Inc. *                                                  30
      502   Taleo Corp. "A" *                                                 13
    3,200   TIBCO Software, Inc. *                                            46
    3,760   TiVo, Inc. *                                                      30
    7,300   Tyler Technologies, Inc. *                                       126
      466   Ultimate Software Group, Inc. *                                   15
                                                                     -----------
                                                                           1,418
                                                                     -----------
            COMMUNICATIONS EQUIPMENT (0.2%)
      800   Acme Packet, Inc.                                                 27
      700   ADTRAN, Inc.                                                      22
    1,100   Anaren, Inc.                                                      15
    4,060   ARRIS Group, Inc. *                                               33
      880   Aruba Networks, Inc.                                              16

================================================================================

29  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    1,920   Aviat Networks, Inc. *                                    $         7
      354   Bel Fuse, Inc. "B"                                                  6
      500   Black Box Corp.                                                    14
      600   Blue Coat Systems, Inc. *                                          11
   12,500   Brocade Communications Systems, Inc. *                             63
      700   Ciena Corp. *                                                       9
   40,400   Cisco Systems, Inc. *(a)                                          810
    2,000   Cogo Group, Inc. *                                                 12
      700   CommScope, Inc. *                                                  13
      500   Comtech Telecommunications Corp. *                                 10
      240   DG FastChannel, Inc. *                                              4
      800   Digi International, Inc. *                                          6
      600   EchoStar Corp. "A" *                                               11
      520   EMS Technologies, Inc. *                                            7
    3,000   Emulex Corp. *                                                     29
    2,880   Extreme Networks, Inc. *                                            8
      500   F5 Networks, Inc. *                                                44
    2,400   Finisar Corp. *                                                    31
      680   Globecomm Systems, Inc. *                                           5
    3,080   Harmonic, Inc. *                                                   18
   24,500   Harris Corp.                                                    1,031
      500   Hughes Communications, Inc. *                                      12
    2,440   Infinera Corp. *                                                   21
      600   InterDigital, Inc. *                                               15
    1,040   Ixia *                                                             12
    2,000   JDS Uniphase Corp. *                                               18
    3,700   Juniper Networks, Inc. *                                          101
      360   Loral Space & Communications, Inc. *                               19
   18,700   Motorola, Inc. *                                                  141
      600   Netgear, Inc. *                                                    13
    1,560   Network Equipment Technologies, Inc. *                              4
    1,500   Oclaro, Inc. *                                                     15
      800   Oplink Communications, Inc. *                                      12
    1,000   Plantronics, Inc.                                                  27
      280   Polycom, Inc. *                                                     8
   11,600   QUALCOMM, Inc.                                                    444
      700   Riverbed Technology, Inc. *                                        27
    1,040   SeaChange International, Inc. *                                     8
    1,440   ShoreTel, Inc. *                                                    7
    3,280   Sycamore Networks, Inc.                                            72
    1,400   Symmetricom, Inc. *                                                 7
      900   Tekelec *                                                          10
    2,900   Tellabs, Inc.                                                      21
      600   Viasat, Inc. *                                                     21
                                                                      -----------
                                                                            3,297
                                                                      -----------
            COMPUTER HARDWARE (0.4%)
    1,500   3PAR, Inc. *                                                       48
   17,326   Apple, Inc. *(a)                                                4,217
    1,300   Avid Technology, Inc. *                                            14
    1,320   Cray, Inc. *                                                        7
  179,171   Dell, Inc. *(a)                                                 2,109
      500   Diebold, Inc.                                                      13
   39,756   Hewlett-Packard Co. (a)                                         1,530
    1,100   NCR Corp.                                                          14
      960   Silicon Graphics International Corp. *                              6
      600   Stratasys, Inc. *                                                  13
      760   Super Micro Computer, Inc. *                                        7
                                                                      -----------
                                                                            7,978
                                                                      -----------
            COMPUTER STORAGE & PERIPHERALS (0.4%)
    4,040   ADPT Corp. *                                                       12
      520   Compellent Technologies, Inc. *                                     8
      300   Electronics for Imaging, Inc. *                                     3
   35,300   EMC Corp. *                                                       644

================================================================================

                                                  Portfolio of Investments |  30

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
      480   Intermec, Inc. *                                          $         5
      680   Intevac, Inc. *                                                     6
      840   Isilon Systems, Inc. *                                             17
      600   Lexmark International, Inc. "A" *                                  21
    3,000   NetApp, Inc. *                                                    121
    1,520   Netezza Corp. *                                                    30
    1,040   Novatel Wireless, Inc. *                                            6
    3,100   QLogic Corp. *                                                     46
    6,400   SanDisk Corp. *                                                   213
    1,300   STEC, Inc. *                                                       15
    1,300   Synaptics, Inc. *                                                  34
  273,474   Western Digital Corp. *                                         6,604
                                                                      -----------
                                                                            7,785
                                                                      -----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
    9,200   Alliance Data Systems Corp.                                       517
    3,500   Automatic Data Processing, Inc.                                   135
    1,312   Broadridge Financial Solutions, Inc.                               28
      320   Cass Information Systems, Inc.                                     10
   21,856   Computer Sciences Corp. (a)                                       870
      600   Convergys Corp. *                                                   6
    1,493   CoreLogic, Inc.                                                    26
    4,874   CSG Systems International, Inc. *                                  89
      200   DST Systems, Inc.                                                   8
    2,200   Euronet Worldwide, Inc. *                                          31
      480   ExlService Holdings, Inc. *                                         8
    2,300   Fidelity National Information Services, Inc.                       59
    1,100   Fiserv, Inc. *                                                     55
    1,600   Genpact Ltd. *                                                     22
    1,680   Global Cash Access Holdings, Inc. *                                 6
      584   Global Payments, Inc.                                              22
      300   Heartland Payment Systems, Inc.                                     4
      700   Hewitt Associates, Inc. "A" *                                      34
    2,921   Lender Processing Services, Inc.                                   86
      700   MasterCard, Inc. "A" (a)                                          139
    2,680   MoneyGram International, Inc. *                                     5
      800   NeuStar, Inc. "A" *                                                18
    2,400   Paychex, Inc.                                                      60
      300   Syntel, Inc.                                                       12
      500   TNS, Inc. *                                                         8
    1,100   Total System Services, Inc.                                        16
    1,600   VeriFone Holdings, Inc. *                                          39
    3,300   Visa, Inc. "A"                                                    228
    4,800   Western Union Co.                                                  75
    1,500   Wright Express Corp. *                                             48
                                                                      -----------
                                                                            2,664
                                                                      -----------
            ELECTRONIC COMPONENTS (0.1%)
    1,200   Amphenol Corp. "A"                                                 49
      700   AVX Corp.                                                           9
   11,000   Corning, Inc.                                                     173
    6,300   Dolby Laboratories, Inc. "A" *                                    349
      640   DTS, Inc. *                                                        22
      680   Littelfuse, Inc. *                                                 25
    2,440   Power-One, Inc. *                                                  25
      520   Rogers Corp. *                                                     14
    1,640   Technitrol, Inc.                                                    6
      959   Universal Display Corp. *                                          19
    8,300   Vishay Intertechnology, Inc. *                                     64
    1,735   Vishay Precision Group, Inc. *                                     25
                                                                      -----------
                                                                              780
                                                                      -----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
    2,700   Agilent Technologies, Inc. *                                       73
      600   Checkpoint Systems, Inc. *                                         11

================================================================================

31  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    1,360   China Security & Surveillance Technology, Inc. *          $         7
      200   Cogent, Inc. *                                                      2
      600   Cognex Corp.                                                       12
      800   Coherent, Inc. *                                                   30
      640   Comverge, Inc. *                                                    4
    1,080   Daktronics, Inc.                                                   10
      880   Electro Scientific Industries, Inc. *                               9
      600   FARO Technologies, Inc. *                                          11
    1,300   FLIR Systems, Inc. *                                               33
      300   Itron, Inc. *                                                      16
    7,200   L-1 Identity Solutions, Inc. *                                     65
    2,720   Microvision, Inc. *(b)                                              7
      517   MTS Systems Corp.                                                  14
      300   National Instruments Corp.                                          9
    1,160   Newport Corp. *                                                    11
      520   OSI Systems, Inc. *                                                15
      500   Rofin-Sinar Technologies, Inc. *                                   10
                                                                      -----------
                                                                              349
                                                                      -----------
            ELECTRONIC MANUFACTURING SERVICES (0.0%)
    2,400   Benchmark Electronics, Inc. *                                      34
    1,080   CTS Corp.                                                           9
    1,058   Echelon Corp. *                                                     8
   16,600   Jabil Circuit, Inc.                                               170
      724   Maxwell Technologies, Inc. *                                        8
      480   Measurement Specialties, Inc. *                                     7
      760   Mercury Computer Systems, Inc. *                                    8
    1,240   Methode Electronics, Inc.                                          11
    1,000   Molex, Inc.                                                        18
    1,100   Multi-Fineline Electronix, Inc. *                                  23
      640   Park Electrochemical Corp.                                         15
      500   Plexus Corp. *                                                     12
      800   Radisys Corp. *                                                     7
    1,320   Smart Modular Technologies, Inc. *                                  6
      800   Trimble Navigation Ltd. *                                          22
    2,500   TTM Technologies, Inc. *                                           21
                                                                      -----------
                                                                              379
                                                                      -----------
            HOME ENTERTAINMENT SOFTWARE (0.0%)
   52,800   Activision Blizzard, Inc.                                         565
    2,500   Electronic Arts, Inc. *                                            38
      500   Rosetta Stone, Inc. *                                               9
    2,320   Take-Two Interactive Software, Inc. *                              19
    2,360   THQ, Inc. *                                                         8
                                                                      -----------
                                                                              639
                                                                      -----------
            INTERNET SOFTWARE & SERVICES (0.4%)
    1,500   Akamai Technologies, Inc. *                                        69
    4,080   Art Technology Group, Inc. *                                       14
      680   comScore, Inc. *                                                   12
    1,200   Constant Contact, Inc. *                                           21
      200   Dealertrack Holdings, Inc. *                                        3
      600   Digital River, Inc. *                                              16
    1,040   DivX, Inc. *                                                        8
    3,460   EarthLink, Inc.                                                    30
    8,400   eBay, Inc. *                                                      195
      529   Equinix, Inc. *                                                    48
   14,800   Google, Inc. "A" *(a)                                           6,660
      200   GSI Commerce, Inc. *                                                5
      600   IAC/InterActiveCorp. *                                             15
    1,120   InfoSpace, Inc. *                                                   8
    1,800   Internap Network Services Corp. *                                   7
      880   Internet Brands, Inc. "A" *                                         9
    1,200   Internet Capital Group, Inc. *                                     10
      500   J2 Global Communications, Inc.                                     11

================================================================================

                                                  Portfolio of Investments |  32

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    1,200   Liquidity Services, Inc. *                                $        15
      680   Loopnet, Inc. *                                                     7
       60   MercadoLibre, Inc. *                                                4
    1,520   ModusLink Global Solutions, Inc. *                                  9
      900   Monster Worldwide, Inc. *                                          10
    4,160   Move, Inc. *                                                        8
    1,560   NIC, Inc.                                                          11
      500   Opentable, Inc. *                                                  27
      920   Perficient, Inc. *                                                  8
    3,600   Rackspace Hosting, Inc. *(b)                                       71
    2,680   RealNetworks, Inc. *                                                7
      600   Savvis, Inc. *                                                     11
    1,800   Terremark Worldwide, Inc. *                                        15
   27,203   United Online, Inc.                                               134
    2,900   ValueClick, Inc. *                                                 32
    1,500   VeriSign, Inc. *                                                   44
    1,200   VistaPrint N.V. *                                                  37
      640   Vocus, Inc. *                                                       9
      200   WebMD Health Corp. "A" *                                           10
   10,400   Yahoo!, Inc. *                                                    136
                                                                      -----------
                                                                            7,746
                                                                      -----------
            IT CONSULTING & OTHER SERVICES (0.1%)
   17,600   Accenture plc "A"                                                 644
    2,524   Acxiom Corp.                                                       31
    5,900   Amdocs Ltd. *                                                     155
      500   CACI International, Inc. "A" *                                     20
    2,200   CIBER, Inc. *                                                       6
    2,200   Cognizant Technology Solutions Corp. "A" *                        127
      600   Forrester Research, Inc. *                                         18
    1,360   Gartner, Inc. *                                                    39
      720   iGATE Corp.                                                        11
      520   Integral Systems, Inc. *                                            4
    9,100   International Business Machines Corp. (a)                       1,121
      500   ManTech International Corp. "A" *                                  18
      500   Maximus, Inc.                                                      27
      240   NCI, Inc. "A" *                                                     5
    1,200   Ness Technologies, Inc. *                                           5
      680   RightNow Technologies, Inc. *                                      11
    2,200   SAIC, Inc. *                                                       33
    3,280   Sapient Corp.                                                      34
      500   SRA International, Inc. "A" *                                      10
    1,200   Teradata Corp. *                                                   39
      600   Unisys Corp. *                                                     14
                                                                      -----------
                                                                            2,372
                                                                      -----------
            OFFICE ELECTRONICS (0.0%)
   10,909   Xerox Corp.                                                        92
      300   Zebra Technologies Corp. "A" *                                      9
                                                                      -----------
                                                                              101
                                                                      -----------
            SEMICONDUCTOR EQUIPMENT (0.1%)
    1,058   Advanced Energy Industries, Inc.                                   15
    3,480   Amkor Technology, Inc.                                             18
  118,400   Applied Materials, Inc.                                         1,230
    2,240   Brooks Automation, Inc. *                                          15
      400   Cabot Microelectronics Corp. *                                     12
      760   Cohu, Inc.                                                          9
      500   Cymer, Inc. *                                                      15
    4,240   Entegris, Inc. *                                                   16
      500   FEI Co. *                                                           8
    1,200   KLA-Tencor Corp.                                                   34
    2,382   Kulicke & Soffa Industries, Inc. *                                 14
      900   Lam Research Corp. *                                               32
    4,600   LTX-Credence Corp. *                                               10

================================================================================

33  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    1,800   MEMC Electronic Materials, Inc. *                         $        19
      600   MKS Instruments, Inc. *                                            10
    1,000   Novellus Systems, Inc. *                                           23
    1,720   Photronics, Inc. *                                                  7
      400   Rubicon Technology, Inc. *                                         10
    1,040   Rudolph Technologies, Inc. *                                        8
    1,500   Teradyne, Inc. *                                                   13
      700   Tessera Technologies, Inc. *                                       11
      760   Ultratech, Inc. *                                                  13
      400   Varian Semiconductor Equipment Associates, Inc. *                  10
    1,600   Veeco Instruments, Inc. *(b)                                       53
                                                                      -----------
                                                                            1,605
                                                                      -----------
            SEMICONDUCTORS (1.1%)
      840   Actel Corp.                                                        12
    4,500   Advanced Micro Devices, Inc. *                                     25
  374,300   Altera Corp.                                                    9,234
    2,200   ANADIGICS, Inc.                                                     9
    8,400   Analog Devices, Inc.                                              234
    2,200   Applied Micro Circuits Corp. *                                     24
    1,600   Atheros Communications, Inc. *                                     39
   13,400   Atmel Corp.                                                        78
    3,300   Broadcom Corp. "A"                                                 99
    1,600   Cavium Networks, Inc. *                                            39
      640   Ceva, Inc. *                                                        8
    2,160   Cirrus Logic, Inc. *                                               33
      900   Cree, Inc. *                                                       48
    1,600   Cypress Semiconductor Corp. *                                      17
      240   Diodes, Inc. *                                                      4
      800   DSP Group, Inc. *                                                   5
    1,760   Entropic Communications, Inc. *                                    13
    1,160   Exar Corp. *                                                        6
      800   Fairchild Semiconductor International, Inc. *                       6
      300   Hittite Microwave Corp. *                                          13
    1,100   Integrated Device Technology, Inc. *                                6
  390,700   Intel Corp.                                                     6,923
      700   International Rectifier Corp. *                                    13
    1,100   Intersil Corp. "A"                                                 11
      760   IXYS Corp. *                                                        7
    2,320   Kopin Corp. *                                                       7
    3,700   Lattice Semiconductor Corp. *                                      15
    1,700   Linear Technology Corp.                                            49
   18,900   LSI Corp. *                                                        76
   15,800   Marvell Technology Group Ltd. *                                   252
    2,300   Maxim Integrated Products, Inc.                                    37
    1,000   Micrel, Inc.                                                        9
    5,200   Microchip Technology, Inc.                                        144
  114,100   Micron Technology, Inc. *                                         738
    3,100   Microsemi Corp. *                                                  43
    1,440   MIPS Technologies, Inc. *                                           9
      200   Monolithic Power Systems, Inc. *                                    3
    1,700   National Semiconductor Corp.                                       21
      800   NetLogic Microsystems, Inc. *                                      19
      160   NVE Corp. *                                                         6
   17,600   NVIDIA Corp. *                                                    164
      600   OmniVision Technologies, Inc. *                                    12
    3,300   ON Semiconductor Corp. *                                           20
      800   Pericom Semiconductor Corp. *                                       7
    1,120   PLX Technology, Inc. *                                              4
    1,900   PMC-Sierra, Inc. *                                                 13
      500   Power Integrations, Inc.                                           14
      800   Rambus, Inc. *                                                     14
    8,700   RF Micro Devices, Inc. *                                           42
    1,035   Semtech Corp. *                                                    17
      840   Sigma Designs, Inc. *                                               8

================================================================================

                                                  Portfolio of Investments |  34

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    2,440   Silicon Image, Inc. *                                     $         9
      700   Silicon Laboratories, Inc. *                                       27
    2,700   Skyworks Solutions, Inc. *                                         48
      720   Standard Microsystems Corp. *                                      13
      357   Supertex, Inc. *                                                    8
   87,002   Texas Instruments, Inc.                                         2,004
    3,440   TriQuint Semiconductor, Inc. *                                     24
      725   Volterra Semiconductor Corp. *                                     15
    2,200   Xilinx, Inc.                                                       53
   13,360   Zoran Corp. *                                                     108
                                                                      -----------
                                                                           20,958
                                                                      -----------
            SYSTEMS SOFTWARE (0.7%)
      600   ArcSight, Inc.                                                     23
    1,600   Ariba, Inc. *                                                      25
    1,400   BMC Software, Inc. *                                               50
   30,863   CA, Inc.                                                          556
    2,600   CommVault Systems, Inc. *                                          64
    1,200   Fortinet, Inc.                                                     24
    1,200   McAfee, Inc. *                                                     56
      600   MICROS Systems, Inc. *                                             23
  372,509   Microsoft Corp. (a)                                             8,747
    6,700   Novell, Inc. *                                                     38
      480   Opnet Technologies, Inc.                                            8
   72,600   Oracle Corp. (a)                                                1,588
      500   Progress Software Corp. *                                          13
      960   Radiant Systems, Inc. *                                            17
    1,800   Red Hat, Inc. *                                                    62
      900   Rovi Corp. *                                                       39
      720   Sourcefire, Inc. *                                                 18
    6,500   Symantec Corp. *                                                   89
    1,240   TeleCommunication Systems, Inc. "A" *                               4
      840   VASCO Data Security International, Inc. *                           5
   29,300   VMware, Inc. "A" *                                              2,302
      500   Websense, Inc. *                                                   10
                                                                      -----------
                                                                           13,761
                                                                      -----------
            TECHNOLOGY DISTRIBUTORS (0.0%)
      720   Agilysys, Inc. *                                                    3
      500   Anixter International, Inc.                                        23
      800   Arrow Electronics, Inc. *                                          18
    1,100   Avnet, Inc. *                                                      25
    3,520   Brightpoint, Inc. *                                                21
      600   Electro Rent Corp.                                                  7
    1,400   Ingram Micro, Inc. "A" *                                           21
    1,480   Insight Enterprises, Inc. *                                        19
      200   ScanSource, Inc. *                                                  5
      500   SYNNEX Corp. *                                                     12
      490   Tech Data Corp. *                                                  18
                                                                      -----------
                                                                              172
                                                                      -----------
            Total Information Technology                                   72,004
                                                                      -----------
            MATERIALS (1.1%)
            ----------------
            ALUMINUM (0.0%)
    7,600   Alcoa, Inc.                                                        77
    2,060   Century Aluminum Co. *                                             21
      100   Kaiser Aluminum Corp.                                               4
                                                                      -----------
                                                                              102
                                                                      -----------
            COMMODITY CHEMICALS (0.0%)
      800   Calgon Carbon Corp. *                                              10
    1,600   Celanese Corp. "A"                                                 43
      600   Koppers Holdings, Inc.                                             12
    1,400   NL Industries, Inc.                                                11

================================================================================

35  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    1,000   Spartech Corp. *                                          $         9
      900   Westlake Chemical Corp.                                            23
                                                                      -----------
                                                                              108
                                                                      -----------
            CONSTRUCTION MATERIALS (0.0%)
      200   Eagle Materials, Inc.                                               5
    1,600   Headwaters, Inc. *                                                  5
    1,200   Martin Marietta Materials, Inc.                                    88
      900   Texas Industries, Inc.                                             27
      900   Vulcan Materials Co.                                               33
                                                                      -----------
                                                                              158
                                                                      -----------
            DIVERSIFIED CHEMICALS (0.2%)
   14,700   Ashland, Inc.                                                     683
      800   Cabot Corp.                                                        23
    8,200   Dow Chemical Co.                                                  200
   37,200   E.I. du Pont de Nemours & Co.                                   1,516
      519   Eastman Chemical Co.                                               32
      500   FMC Corp.                                                          31
   39,100   Huntsman Corp.                                                    356
      582   LSB Industries, Inc. *                                             10
      900   Olin Corp.                                                         16
    5,500   PPG Industries, Inc.                                              362
      920   ShengdaTech, Inc. *                                                 4
    1,400   Solutia, Inc. *                                                    19
                                                                      -----------
                                                                            3,252
                                                                      -----------
            DIVERSIFIED METALS & MINING (0.1%)
      500   AMCOL International Corp.                                          13
      640   Brush Engineered Materials, Inc. *                                 15
      300   Compass Minerals International, Inc.                               22
   32,000   Freeport-McMoRan Copper & Gold, Inc.                            2,303
    1,720   General Moly, Inc. *                                                5
    1,900   Globe Specialty Metals, Inc. *                                     21
    1,400   Horsehead Holding Corp. *                                          11
      500   RTI International Metals, Inc. *                                   14
    1,300   Southern Copper Corp.                                              39
      500   Titanium Metals Corp. *                                             9
      400   Walter Industries, Inc.                                            29
                                                                      -----------
                                                                            2,481
                                                                      -----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.0%)
      596   CF Industries Holdings, Inc. (a)                                   55
    1,200   Intrepid Potash, Inc. *                                            27
    3,300   Monsanto Co.                                                      174
    1,200   Mosaic Co.                                                         71
      323   Scotts Miracle-Gro Co. "A"                                         15
                                                                      -----------
                                                                              342
                                                                      -----------
            FOREST PRODUCTS (0.0%)
       80   Deltic Timber Corp.                                                 3
    1,160   Louisiana-Pacific Corp. *                                           8
    1,600   Weyerhaeuser Co.                                                   25
                                                                      -----------
                                                                               36
                                                                      -----------
            INDUSTRIAL GASES (0.0%)
    1,500   Air Products & Chemicals, Inc.                                    111
      600   Airgas, Inc.                                                       39
    2,300   Praxair, Inc.                                                     198
                                                                      -----------
                                                                              348
                                                                      -----------
            METAL & GLASS CONTAINERS (0.0%)
     200    AEP Industries, Inc.                                                5
     500    AptarGroup, Inc.                                                   21
     700    Ball Corp.                                                         39

================================================================================

                                                  Portfolio of Investments |  36

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    1,200   Crown Holdings, Inc. *                                    $        33
      100   Greif, Inc. "A"                                                     6
    1,020   Myers Industries, Inc.                                              7
    1,200   Owens-Illinois, Inc. *                                             30
    1,690   Pactiv Corp. *                                                     54
      700   Silgan Holdings, Inc.                                              21
                                                                      -----------
                                                                              216
                                                                      -----------
            PAPER PACKAGING (0.1%)
      800   Bemis Co., Inc.                                                    23
    3,400   Graphic Packaging Holding Co. *                                    10
      600   Packaging Corp. of America                                         13
    9,720   Rock-Tenn Co. "A"                                                 468
    1,300   Sealed Air Corp.                                                   27
      700   Sonoco Products Co.                                                22
    1,600   Temple-Inland, Inc.                                                26
                                                                      -----------
                                                                              589
                                                                      -----------
            PAPER PRODUCTS (0.2%)
    2,600   Buckeye Technologies, Inc.                                         31
      360   Clearwater Paper Corp. *                                           25
   14,098   Domtar Corp.                                                      846
    1,000   Glatfelter                                                         10
   85,014   International Paper Co. (a)                                     1,739
      960   KapStone Paper & Packaging Corp. *                                 11
    1,300   MeadWestvaco Corp.                                                 28
      160   Schweitzer-Mauduit International, Inc.                              9
    1,400   Wausau Paper Corp. *                                                9
                                                                      -----------
                                                                            2,708
                                                                      -----------
            SPECIALTY CHEMICALS (0.5%)
      878   A. Schulman, Inc.                                                  16
      500   Albemarle Corp.                                                    20
      200   Arch Chemicals, Inc.                                                6
      960   Balchem Corp.                                                      23
      400   Cytec Industries, Inc.                                             19
    1,700   Ecolab, Inc.                                                       81
      700   Ferro Corp. *                                                       7
      700   H.B. Fuller Co.                                                    13
      560   Innophos Holdings, Inc.                                            16
      760   Innospec, Inc. *                                                    9
      500   International Flavors & Fragrances, Inc.                           23
    2,100   Landec Corp. *                                                     12
   94,342   Lubrizol Corp.                                                  8,803
    7,660   Minerals Technologies, Inc.                                       411
      900   Nalco Holding Co.                                                  20
    2,888   Newmarket Corp.                                                   290
      500   OM Group, Inc. *                                                   13
    3,040   PolyOne Corp. *                                                    30
      360   Quaker Chemical Corp.                                              11
      600   Rockwood Holdings, Inc. *                                          16
      800   RPM International, Inc.                                            14
      700   Sensient Technologies Corp.                                        19
      700   Sherwin-Williams Co.                                               49
      900   Sigma-Aldrich Corp.                                                48
      240   Stepan Co.                                                         13
    1,000   Valspar Corp.                                                      30
      900   W.R. Grace & Co. *                                                 23
      680   Zep, Inc.                                                          12
                                                                      -----------
                                                                           10,047
                                                                      -----------
            STEEL (0.0%)
    3,100   AK Steel Holding Corp.                                             40
      700   Allegheny Technologies, Inc.                                       29
      520   AM Castle & Co. *                                                   7

================================================================================

37  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
      200   Carpenter Technology Corp.                                $         6
    1,000   Cliffs Natural Resources, Inc.                                     61
      700   Commercial Metals Co.                                               9
      400   Haynes International, Inc.                                         12
    2,400   Nucor Corp.                                                        88
      280   Olympic Steel, Inc.                                                 6
      400   Reliance Steel & Aluminum Co.                                      15
      300   Schnitzer Steel Industries, Inc. "A"                               13
    1,500   Steel Dynamics, Inc.                                               21
    4,000   United States Steel Corp.                                         170
      920   Worthington Industries, Inc.                                       13
                                                                      -----------
                                                                              490
                                                                      -----------
            Total Materials                                                20,877
                                                                      -----------
            TELECOMMUNICATION SERVICES (0.8%)
            ---------------------------------
            ALTERNATIVE CARRIERS (0.0%)
      140   AboveNet, Inc. *                                                    7
    1,366   Cogent Communications Group, Inc. *                                12
    1,000   Iridium Communications, Inc. *                                      9
   29,900   Level 3 Communications, Inc. *                                     31
    2,400   Neutral Tandem, Inc. *                                             27
    4,040   PAETEC Holding Corp. *                                             16
      760   Premiere Global Services, Inc. *                                    4
      900   tw telecom, inc. *                                                 16
                                                                      -----------
                                                                              122
                                                                      -----------
            INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
    2,500   Alaska Communications Systems Group, Inc.                          24
  422,907   AT&T, Inc. (a)                                                 11,431
      200   Atlantic Tele-Network, Inc.                                         9
      600   Cbeyond, Inc. *                                                     7
    2,205   CenturyTel, Inc.                                                   80
    7,000   Cincinnati Bell, Inc. *                                            16
    7,508   Frontier Communications Corp.                                      58
    1,560   General Communication, Inc. "A" *                                  14
   35,900   Qwest Communications International, Inc.                          203
   20,300   Verizon Communications, Inc.                                      599
    2,800   Windstream Corp.                                                   32
                                                                      -----------
                                                                           12,473
                                                                      -----------
            WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    3,000   American Tower Corp. "A" *                                        141
    4,200   Clearwire Corp. "A" *                                              27
    2,100   Crown Castle International Corp. *                                 86
    1,500   Leap Wireless International, Inc. *                                16
   56,400   MetroPCS Communications, Inc. *                                   504
    1,250   NII Holdings, Inc. "B" *                                           45
    1,000   NTELOS Holdings Corp.                                              16
      700   SBA Communications Corp. "A" *                                     25
    1,500   Shenandoah Telecommunications Co.                                  25
   81,400   Sprint Nextel Corp. *                                             332
    9,400   Syniverse Holdings, Inc. *                                        194
   46,967   Telephone & Data Systems, Inc. (b)                              1,357
    6,171   U.S. Cellular Corp. *                                             259
    6,900   USA Mobility, Inc.                                                 99
                                                                      -----------
                                                                            3,126
                                                                      -----------
            Total Telecommunication Services                               15,721
                                                                      -----------
            UTILITIES (1.1%)
            ----------------
            ELECTRIC UTILITIES (0.2%)
    1,500   Allegheny Energy, Inc.                                             34
      200   ALLETE, Inc.                                                        7

================================================================================

                                                  Portfolio of Investments |  38

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    3,300   American Electric Power Co., Inc.                         $       117
      360   Central Vermont Public Service Corp.                                7
   13,912   Cleco Corp.                                                       394
    1,600   DPL, Inc.                                                          41
    9,400   Duke Energy Corp.                                                 162
    2,500   Edison International                                               84
      700   El Paso Electric Co. *                                             16
      700   Empire District Electric Co.                                       14
    1,400   Entergy Corp.                                                     110
    4,500   Exelon Corp.                                                      183
    2,200   FirstEnergy Corp.                                                  80
      900   Great Plains Energy, Inc.                                          17
      909   Hawaiian Electric Industries, Inc.                                 22
      700   IdaCorp, Inc.                                                      25
      300   ITC Holdings Corp.                                                 17
      600   MGE Energy, Inc.                                                   22
    2,800   NextEra Energy, Inc.                                              150
    1,200   Northeast Utilities                                                35
    1,600   NV Energy, Inc.                                                    21
      200   Otter Tail Corp.                                                    4
    1,600   Pepco Holdings, Inc.                                               29
   22,600   Pinnacle West Capital Corp.                                       901
    1,000   PNM Resources, Inc.                                                11
    2,700   Portland General Electric Co.                                      54
    3,500   PPL Corp.                                                          95
    2,100   Progress Energy, Inc.                                              90
    5,800   Southern Co.                                                      213
      500   UIL Holdings Corp.                                                 13
    1,400   UniSource Energy Corp.                                             46
      600   Weststar Energy, Inc.                                              14
                                                                      -----------
                                                                            3,028
                                                                      -----------
            GAS UTILITIES (0.1%)
      600   AGL Resources, Inc.                                                22
   32,600   Atmos Energy Corp.                                                923
      280   Chesapeake Utilities Corp.                                         10
      600   Energen Corp.                                                      26
      500   Laclede Group, Inc.                                                17
      600   National Fuel Gas Co.                                              26
      600   New Jersey Resources Corp.                                         22
      600   Nicor, Inc.                                                        25
      450   Northwest Natural Gas Co.                                          20
      700   ONEOK, Inc.                                                        30
      900   Piedmont Natural Gas Co., Inc.                                     25
    1,200   Questar Corp.                                                      19
      500   South Jersey Industries, Inc.                                      23
      700   Southwest Gas Corp.                                                22
      800   UGI Corp.                                                          22
      400   WGL Holdings, Inc.                                                 14
                                                                      -----------
                                                                            1,246
                                                                      -----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
    5,400   AES Corp. *                                                        55
    2,500   Calpine Corp. *                                                    32
  317,500   Constellation Energy Group, Inc.                                9,312
    3,200   Dynegy, Inc. *                                                     16
    1,560   Mirant Corp. *                                                     15
   20,500   NRG Energy, Inc. *                                                417
      300   Ormat Technologies, Inc.                                            8
    9,400   RRI Energy, Inc. *                                                 33
                                                                      -----------
                                                                            9,888
                                                                      -----------
            MULTI-UTILITIES (0.3%)
      700   Alliant Energy Corp.                                               24
    1,700   Ameren Corp.                                                       48

================================================================================

39  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    2,000   Avista Corp.                                              $        42
      600   Black Hills Corp.                                                  18
    2,900   CenterPoint Energy, Inc.                                           43
      169   CH Energy Group, Inc.                                               7
    6,400   CMS Energy Corp.                                                  112
    2,000   Consolidated Edison, Inc.                                          95
    4,300   Dominion Resources, Inc.                                          184
   99,800   DTE Energy Co.                                                  4,676
      400   Integrys Energy Group, Inc.                                        19
    1,400   MDU Resources Group, Inc.                                          26
    2,000   NiSource, Inc.                                                     35
      600   NorthWestern Corp.                                                 17
    1,171   NSTAR                                                              45
      800   OGE Energy Corp.                                                   31
    2,700   PG&E Corp.                                                        126
    3,609   Public Service Enterprise Group, Inc.                             115
      800   SCANA Corp.                                                        31
    1,793   Sempra Energy                                                      91
   27,700   TECO Energy, Inc.                                                 468
      500   Vectren Corp.                                                      12
      800   Wisconsin Energy Corp.                                             45
    3,400   Xcel Energy, Inc.                                                  76
                                                                      -----------
                                                                            6,386
                                                                      -----------
            WATER UTILITIES (0.0%)
      500   American States Water Co.                                          17
    1,200   American Water Works Co., Inc.                                     27
      800   Aqua America, Inc.                                                 16
      397   Cadiz, Inc. *                                                       4
      500   California Water Service Group                                     18
      280   Connecticut Water Service, Inc.                                     6
      480   Middlesex Water Co.                                                 8
      600   SJW Corp.                                                          14
      760   Southwest Water Co.                                                 8
                                                                      -----------
                                                                              118
                                                                      -----------
            Total Utilities                                                20,666
                                                                      -----------
            Total Common Stocks (cost: $419,853)                          416,316
                                                                      -----------
            PREFERRED SECURITIES (0.9%)

            CONSUMER STAPLES (0.3%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.3%)

   80,000   Dairy Farmers of America, Inc., 7.88%, cumulative
               redeemable, perpetual *(c)                                   6,757
                                                                      -----------
            FINANCIALS (0.6%)
            -----------------
            DIVERSIFIED BANKS (0.2%)
    4,000   US Bancorp, 7.19%, perpetual *                                  3,103
                                                                      -----------
            LIFE & HEALTH INSURANCE (0.2%)
  130,000   Delphi Financial Group, Inc., 7.38%, perpetual *                2,881
                                                                      -----------
            MULTI-LINE INSURANCE (0.2%)
       70   International Lease Finance Corp., 0.53%, perpetual *(d)        4,690
                                                                      -----------
            PROPERTY & CASUALTY INSURANCE (0.0%)
   $3,000   Security Capital Assurance Ltd., 6.88%, perpetual (d)              --
                                                                      -----------
            REGIONAL BANKS (0.0%)
   10,000   CoBank, ACB, 7.81%, perpetual (c)                                 456
                                                                      -----------
            Total Financials                                               11,130
                                                                      -----------

================================================================================

                                                  Portfolio of Investments |  40

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            GOVERNMENT (0.0%)
            -----------------
            U.S. GOVERNMENT (0.0%)
  140,000   Fannie Mae, 8.25%, perpetual *                            $        56
   80,000   Freddie Mac, 8.38%, perpetual *                                    27
                                                                      -----------
                                                                               83
                                                                      -----------
            Total Government                                                   83
                                                                      -----------
            Total Preferred Securities (cost: $26,556)                     17,970
                                                                      -----------
            WARRANTS (0.0%)

            ENERGY (0.0%)
            -------------
            COAL & CONSUMABLE FUELS (0.0%)
       90   GreenHunter Energy, Inc., acquired
               07/15/2008; cost: $0 *(d),(e)                                   --
                                                                      -----------
            INVESTMENT COMPANIES (7.8%)

1,420,408   SPDR Trust Series 1 (b)                                       149,811
                                                                      -----------
            Total Investment Companies (cost: $154,410)                   149,811
                                                                      -----------
            Total U.S. Equity Securities (cost: $600,819)                 584,097
                                                                      -----------
            INTERNATIONAL EQUITY SECURITIES (26.1%)

            COMMON STOCKS (13.4%)

            CONSUMER DISCRETIONARY (1.1%)
            -----------------------------
            ADVERTISING (0.0%)
    1,358   JC Decaux S.A. *                                                   32
                                                                      -----------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
    7,347   Adidas - Salomon AG                                               374
  103,333   Burberry Group plc                                              1,347
    1,913   Christian Dior SA                                                 193
      519   lululemon athletica, inc. *                                        17
   11,587   LVMH Moet Hennessy - Louis Vuitton S.A.                         1,348
    7,318   Swatch Group Ltd.                                                 433
                                                                      -----------
                                                                            3,712
                                                                      -----------
            APPAREL RETAIL (0.0%)
    6,018   Hennes & Mauritz AB "B"                                           197
    7,108   Industria de Diseno Textil S.A.                                   474
                                                                      -----------
                                                                              671
                                                                      -----------
            AUTO PARTS & EQUIPMENT (0.1%)
   11,800   Aisin Seiki Co. Ltd.                                              305
   18,100   Denso Corp.                                                       491
   43,000   NHK Spring Co.                                                    357
    6,800   NOK Corp.                                                         103
   13,100   Toyota Industries Corp.                                           329
                                                                      -----------
                                                                            1,585
                                                                      -----------
            AUTOMOBILE MANUFACTURERS (0.2%)
   11,235   Bayerische Motoren Werke AG                                       593
    6,000   Daihatsu Motor Co., Ltd.                                           76
   21,069   Daimler AG *                                                    1,024
    5,100   Honda Motor Co. Ltd.                                              169
  100,000   Isuzu Motors Ltd.                                                 332
    6,794   Peugeot S.A. ADR *                                                179
   13,844   Renault S.A. *                                                    562
   19,500   Toyota Motor Corp.                                                664

================================================================================

41  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
      464   Volkswagen AG                                             $        42
                                                                      -----------
                                                                            3,641
                                                                      -----------
            BROADCASTING (0.0%)
   29,858   Austereo Group Ltd.                                                43
      900   Central European Media Enterprises Ltd. "A" *                      19
    8,610   Mediaset S.p.A.                                                    53
                                                                      -----------
                                                                              115
                                                                      -----------
            CASINOS & GAMING (0.1%)
  552,000   Genting International plc *                                       688
  469,200   Sands China Ltd. *                                                721
   41,149   TABCORP Holdings Ltd.                                             234
  127,200   Wynn Macau Ltd. *                                                 221
                                                                      -----------
                                                                            1,864
                                                                      -----------
            COMPUTER & ELECTRONICS RETAIL (0.0%)
    3,050   Yamada Denki Co. Ltd.                                             190
                                                                      -----------
            DEPARTMENT STORES (0.1%)
   32,387   Next plc                                                          983
    2,764   PPR                                                               360
                                                                      -----------
                                                                            1,343
                                                                      -----------
            HOME IMPROVEMENT RETAIL (0.0%)
  113,721   Kingfisher plc                                                    357
                                                                      -----------
            HOMEBUILDING (0.0%)
   33,000   Sekisui House Ltd.                                                286
                                                                      -----------
            HOMEFURNISHING RETAIL (0.0%)
    2,950   Nitori Co.                                                        257
                                                                      -----------
            HOTELS, RESORTS, & CRUISE LINES (0.0%)
   29,664   Intercontinental Hotels Group plc                                 447
    2,520   Orient-Express Hotels Ltd. "A" *                                   22
                                                                      -----------
                                                                              469
                                                                      -----------
            HOUSEHOLD APPLIANCES (0.0%)
    2,500   Rinnai Corp.                                                      149
                                                                      -----------
            INTERNET RETAIL (0.0%)
   17,900   Dena Co. Ltd.                                                     537
                                                                      -----------
            MOVIES & ENTERTAINMENT (0.1%)
   52,811   Vivendi S.A.                                                    1,232
                                                                      -----------
            PUBLISHING (0.1%)
  415,621   Fairfax Media Ltd. (b)                                            533
   80,423   Reed Elsevier N.V.                                                963
   68,416   Reed Elsevier plc                                                 550
                                                                      -----------
                                                                            2,046
                                                                      -----------
            SPECIALIZED CONSUMER SERVICES (0.0%)
      440   Steiner Leisure Ltd. *                                             16
                                                                      -----------
            TEXTILES (0.0%)
    2,000   Nisshinbo Industries, Inc.                                         19
                                                                      -----------
            TIRES & RUBBER (0.2%)
  187,900   Bridgestone Corp.                                               3,261
      579   Compagnie Generale des Establissements Michelin                    43
                                                                      -----------
                                                                            3,304
                                                                      -----------
            Total Consumer Discretionary                                   21,825
                                                                      -----------

================================================================================

                                                  Portfolio of Investments |  42

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            CONSUMER STAPLES (1.5%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.0%)
    8,070   Nutreco Holding N.V.                                      $       468
                                                                      -----------
            BREWERS (0.2%)
   21,232   Carlsberg A/S                                                   2,000
   26,766   Heineken Holding N.V.                                           1,030
   19,840   Heineken N.V.                                                     889
                                                                      -----------
                                                                            3,919
                                                                      -----------
            DISTILLERS & VINTNERS (0.1%)
   77,805   Diageo plc                                                      1,264
                                                                      -----------
            FOOD RETAIL (0.4%)
   46,100   Alimentation Couche-Tard, Inc.                                    990
   17,436   Casino Guichard-Perrachon S.A.                                  1,412
   12,295   Delhaize Group                                                    824
   16,528   Jeronimo Martins SGPS S.A.                                        183
   28,003   Kesko Oyj "B"                                                   1,087
  184,967   Koninklijke Ahold N.V.                                          2,277
   37,794   Tesco plc                                                         236
   10,076   Woolworths Ltd.                                                   249
                                                                      -----------
                                                                            7,258
                                                                      -----------
            HOUSEHOLD PRODUCTS (0.1%)
    3,080   Henkel AG & Co.                                                   124
   10,588   Reckitt Benckiser Group plc                                       530
    1,100   Unicharm Corp.                                                    134
                                                                      -----------
                                                                              788
                                                                      -----------
            HYPERMARKETS & SUPER CENTERS (0.0%)
   30,000   Aeon Co. Ltd.                                                     320
   12,345   Wesfarmers Ltd.                                                   351
                                                                      -----------
                                                                              671
                                                                      -----------
            PACKAGED FOODS & MEAT (0.5%)
   36,479   CSM N.V.                                                          949
  185,703   Goodman Fielder Ltd.                                              222
1,380,640   Marine Harvest ASA (b)                                          1,053
   45,507   Nestle S.A.                                                     2,358
  112,200   Tate & Lyle plc                                                   704
  336,000   Tingyi Holding Corp.                                              849
   65,381   Unilever N.V.                                                   1,751
   41,507   Unilever plc                                                    1,096
                                                                      -----------
                                                                            8,982
                                                                      -----------
            PERSONAL PRODUCTS (0.0%)
    1,939   L'Oreal S.A.                                                      193
                                                                      -----------
            SOFT DRINKS (0.0%)
    3,600   Coca Cola West Holdings Co.                                        61
   60,550   Coca-Cola Amatil Ltd.                                             643
                                                                      -----------
                                                                              704
                                                                      -----------
            TOBACCO (0.2%)
   42,236   British America Tobacco plc                                     1,435
  104,145   Imperial Tobacco Group plc                                      2,875
                                                                      -----------
                                                                            4,310
                                                                      -----------
            Total Consumer Staples                                         28,557
                                                                      -----------
            ENERGY (1.1%)
            -------------
            COAL & CONSUMABLE FUELS (0.1%)
  161,500   China Shenhua Energy Co. Ltd. "H"                                 587

================================================================================

43  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
  240,000   Yanzhou Coal Mining Co. Ltd. "H"                          $       492
                                                                      -----------
                                                                            1,079
                                                                      -----------
            INTEGRATED OIL & GAS (0.8%)
   11,403   BG Group plc                                                      184
  636,527   BP plc (f)                                                      3,715
   47,611   ENI S.p.A.                                                        945
   64,841   Repsol YPF S.A.                                                 1,480
   67,139   Royal Dutch Shell plc "A" (f)                                   1,784
   93,058   Royal Dutch Shell plc "A"                                       2,474
   56,261   Royal Dutch Shell plc "B" (f)                                   1,440
   68,182   Statoil ASA                                                     1,281
   36,257   Total S.A.                                                      1,694
                                                                      -----------
                                                                           14,997
                                                                      -----------
            OIL & GAS EXPLORATION & PRODUCTION (0.0%)
    1,600   Energy XXI Ltd. *                                                  32
       58   INPEX Holdings, Inc.                                              262
   30,500   Penn West Energy Trust                                            573
                                                                      -----------
                                                                              867
                                                                      -----------
            OIL & GAS REFINING & MARKETING (0.2%)
   57,051   Caltex Australia                                                  571
  151,000   Cosmo Oil Co. Ltd.                                                361
  202,300   JX Holdings, Inc. *                                             1,021
   71,273   Polski Koncern Naftowy Orlen S.A. *                               877
  101,000   TonenGeneral Sekiyu K.K.                                          913
                                                                      -----------
                                                                            3,743
                                                                      -----------
            OIL & GAS STORAGE & TRANSPORTATION (0.0%)
    1,680   DHT Maritime, Inc.                                                  7
    1,300   Frontline Ltd.                                                     34
    1,360   Nordic American Tanker Shipping Ltd.                               36
    1,433   Ship Finance International Ltd.                                    25
                                                                      -----------
                                                                              102
                                                                      -----------
            Total Energy                                                   20,788
                                                                      -----------
            FINANCIALS (3.1%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.0%)
  206,154   3i Group plc                                                      824
                                                                      -----------
            CONSUMER FINANCE (0.0%)
    6,200   ORIX Corp.                                                        466
                                                                      -----------
            DIVERSIFIED BANKS (1.9%)
2,659,000   Agricultural Bank of China Ltd. *                               1,200
  305,000   Aozora Bank Ltd.                                                  410
   86,847   Australia and New Zealand Banking Group Ltd.                    1,745
  224,824   Banco Bilbao Vizcaya Argentaria S.A.                            2,711
      920   Banco Latinoamericano de Exportaciones S.A. "E"                    12
   75,374   Banco Santander S.A. (f)                                          883
   11,145   Bank Hapoalim Ltd. *                                               45
2,076,000   Bank of China Ltd. "H"                                          1,044
   24,000   Bank of Montreal (b)                                            1,326
   31,700   Bank of Nova Scotia                                             1,524
   12,441   Barclays plc                                                       58
   14,784   BNP Paribas S.A.                                                  925
   10,800   Canadian Imperial Bank of Commerce                                734
   21,839   Commerzbank AG *                                                  172
   18,056   Commonwealth Bank of Australia                                    808
   19,919   DnB NOR ASA                                                       220
    2,666   Foreningssparbanken AB *                                           30
  439,300   Grupo Financiero Banorte S.A.                                   1,572
   48,420   Hana Financial Group, Inc.                                      1,246

================================================================================

                                                  Portfolio of Investments |  44

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    9,400   HDFC Bank Ltd. ADR                                        $     1,502
  210,131   HSBC Holdings plc (f)                                           2,074
  946,894   Industrial and Commercial Bank of China Ltd. "H"                  688
   14,681   KBC Groep N.V. *                                                  609
2,410,597   Lloyds TSB Group plc                                            2,569
   52,700   Mitsubishi UFJ Financial Group, Inc.                              252
  495,000   Mizuho Trust & Banking Co., Ltd.                                  760
   18,875   National Australia Bank Ltd.                                      390
   22,700   National Bank of Canada                                         1,311
  182,120   Natixis *                                                         992
   41,504   Nordea Bank AB                                                    372
   31,000   Overseas Chinese Town Asia Holdings Ltd.                          198
  765,414   Royal Bank of Scotland Group plc                                  523
  112,873   Skandinaviska Enskilda Banken "A"                                 704
   12,384   Societe Generale                                                  631
   55,438   Standard Chartered plc                                          1,487
   82,900   Sumitomo Mitsui Financial Group, Inc.                           2,468
    7,515   Svenska Handelsbanken AB "A"                                      196
   96,000   United Overseas Bank Ltd. (b)                                   1,326
   30,257   Westpac Banking Corp.                                             584
                                                                      -----------
                                                                           36,301
                                                                      -----------
            DIVERSIFIED CAPITAL MARKETS (0.2%)
   11,645   Credit Suisse Group                                               512
   12,625   Deutsche Bank AG                                                  793
  184,293   Investec plc                                                    1,329
   68,135   UBS AG *                                                        1,153
                                                                      -----------
                                                                            3,787
                                                                      -----------
            INVESTMENT BANKING & BROKERAGE (0.0%)
    2,600   Lazard Ltd. "A"                                                    81
                                                                      -----------
            LIFE & HEALTH INSURANCE (0.3%)
  375,000   China Life Insurance Co. Ltd. "H"                               1,432
  917,093   Legal & General Group plc                                       1,303
   73,360   Old Mutual plc                                                    143
   70,438   Prudential plc                                                    611
  361,098   Sanlam Ltd.                                                     1,140
   59,600   T&D Holdings, Inc.                                              1,134
                                                                      -----------
                                                                            5,763
                                                                      -----------
            MULTI-LINE INSURANCE (0.2%)
   11,016   Allianz Holding AG                                              1,130
  106,157   Aviva plc                                                         617
    8,078   Sampo OYJ "A"                                                     195
    8,175   Topdanmark A/S *                                                  939
    5,459   Zurich Financial Services AG                                    1,217
                                                                      -----------
                                                                            4,098
                                                                      -----------
            MULTI-SECTOR HOLDINGS (0.0%)
   44,558   Criteria Caixacorp S.A.                                           209
                                                                      -----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
  308,443   FirstRand Ltd.                                                    809
  107,091   ING Groep N.V. *                                                  952
    4,590   OKO Bank plc "A"                                                   50
   28,200   Toronto-Dominion Bank                                           1,908
                                                                      -----------
                                                                            3,719
                                                                      -----------
            PROPERTY & CASUALTY INSURANCE (0.0%)
    1,400   Allied World Assurance Co. Holdings Ltd.                           70
    1,055   Argo Group International Holdings Ltd.                             32
    2,500   Aspen Insurance Holdings Ltd.                                      71
      580   Global Indemnity plc *                                             10

================================================================================

45  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    2,800   XL Group plc                                              $        50
                                                                      -----------
                                                                              233
                                                                      -----------
            REGIONAL BANKS (0.2%)
   26,891   Bendigo Bank Ltd. (b)                                             202
    5,000   Chiba Bank Ltd.                                                    28
  169,000   Gunma Bank Ltd.                                                   873
  154,000   Nishi Nippon City Bank Ltd.                                       433
      760   Oriental Financial Group, Inc.                                     10
   19,100   Popular, Inc. *                                                    49
   53,000   Resona Holdings, Inc. (b)                                         525
   75,800   Sapporo Hokuyo Holdings, Inc.                                     357
  764,000   Shinsei Bank Ltd. *(b)                                            582
   15,000   Yamaguchi Financial Group, Inc.                                   142
                                                                      -----------
                                                                            3,201
                                                                      -----------
            REINSURANCE (0.1%)
      203   Enstar Group Ltd. *                                                14
    1,322   Flagstone Reinsurance Holdings S.A.                                14
      960   Greenlight Capital Re Ltd. "A" *                                   22
   40,486   Hannover Rueckversicherungs                                     1,796
    2,840   Montpelier Re Holdings Ltd.                                        45
                                                                      -----------
                                                                            1,891
                                                                      -----------
            Total Financials                                               60,573
                                                                      -----------
            HEALTH CARE (0.9%)
            ------------------
            BIOTECHNOLOGY (0.0%)
    1,240   Protalix BioTherapeutics, Inc. *                                    9
                                                                      -----------
            HEALTH CARE EQUIPMENT (0.0%)
      520   Orthofix International N.V. *                                      14
   84,238   Smith & Nephew plc                                                700
                                                                      -----------
                                                                              714
                                                                      -----------
            HEALTH CARE SUPPLIES (0.0%)
    2,657   Coloplast A/S "B"                                                 283
                                                                      -----------
            PHARMACEUTICALS (0.9%)
   63,931   AstraZeneca plc                                                 3,165
    3,875   Bayer AG                                                          237
  106,356   GlaxoSmithKline plc                                             1,992
   13,231   H Lundbeck A/S                                                    201
   26,405   Merck KGaA                                                      2,293
   39,063   Novartis AG                                                     2,053
    9,273   Novo Nordisk A/S                                                  796
   26,275   Orion Oyj "B"                                                     480
   13,044   Roche Holdings AG                                               1,773
   37,306   Sanofi-Aventis S.A.                                             2,140
   27,227   Shire Ltd.                                                        587
   22,384   STADA Arzneimittel AG                                             683
    5,757   Teva Pharmaceutical Industries Ltd.                               291
    5,393   Teva Pharmaceutical Industries Ltd. ADR                           273
                                                                      -----------
                                                                           16,964
                                                                      -----------
            Total Health Care                                              17,970
                                                                      -----------
            INDUSTRIALS (1.8%)
            ------------------
            AEROSPACE & DEFENSE (0.1%)
   79,368   BAE Systems plc (f)                                               359
   15,629   MTU Aero Engines Holding AG                                       869
   20,047   Safran S.A.                                                       492
   14,107   Zodiac Aerospace                                                  848
                                                                      -----------
                                                                            2,568
                                                                      -----------

================================================================================

                                                  Portfolio of Investments |  46

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            AIR FREIGHT & LOGISTICS (0.0%)
    2,700   UTi Worldwide, Inc.                                       $        38
                                                                      -----------
            AIRLINES (0.1%)
  418,000   Air China Ltd. "H" *                                              446
      800   Copa Holdings S.A. "A"                                             39
   47,000   Singapore Airlines Ltd.                                           524
                                                                      -----------
                                                                            1,009
                                                                      -----------
            BUILDING PRODUCTS (0.1%)
   79,000   Asahi Glass Co. Ltd.                                              771
    9,235   Assa Abloy AB "B"                                                 185
   17,798   Compagnie De Saint Gobain                                         655
                                                                      -----------
                                                                            1,611
                                                                      -----------
            CONSTRUCTION & ENGINEERING (0.0%)
      786   Bouygues S.A.                                                      32
    8,990   Daelim Industrial Co. Ltd.                                        565
                                                                      -----------
                                                                              597
                                                                      -----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
    8,800   Komatsu Ltd.                                                      179
    4,316   MAN SE                                                            371
    2,263   Scania AB                                                          42
  136,000   SembCorp Marine Ltd.                                              382
   41,500   Tata Motors Ltd. ADR (b)                                          888
   53,146   Volvo AB "B" *                                                    616
  281,000   Yangzijiang Shipbuilding Holdings Ltd.                            330
                                                                      -----------
                                                                            2,808
                                                                      -----------
            DIVERSIFIED SUPPORT SERVICES (0.0%)
   25,000   Babcock International Group plc                                   194
                                                                      -----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
   90,000   Fuji Electric Holdings Co. Ltd.                                   223
    5,000   GS Yuasa Corp.                                                     30
      480   Harbin Electric, Inc. *                                             8
   18,673   Nexans S.A.                                                     1,119
    7,500   Nidec Corp.                                                       659
    7,825   Schneider Electric S.A.                                           830
  139,500   Sumitomo Electric Industries Ltd.                               1,499
                                                                      -----------
                                                                            4,368
                                                                      -----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.0%)
      349   IESI-BFC, Ltd.                                                      8
                                                                      -----------
            HEAVY ELECTRICAL EQUIPMENT (0.0%)
   76,000   Mitsubishi Electric Corp.                                         606
                                                                      -----------
            INDUSTRIAL CONGLOMERATES (0.3%)
   21,686   DCC plc                                                           543
   35,000   Fraser & Neave Ltd.                                               143
  131,354   Koc Holding AS                                                    512
    9,393   Koninklijke Philips Electronics N.V.                              263
   27,000   NWS Holdings Ltd.                                                  49
   43,000   SembCorp Industries                                               135
   29,688   Siemens AG                                                      2,701
   12,502   Wendel                                                            640
                                                                      -----------
                                                                            4,986
                                                                      -----------
            INDUSTRIAL MACHINERY (0.3%)
    5,502   Alfa Laval AB                                                      80
   77,311   Atlas Copco AB                                                  1,176
    7,000   FANUC Ltd.                                                        752
  114,800   JTEKT Corp.                                                       941
    6,473   Kone Oyj "B"                                                      298

================================================================================

47  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
   17,250   Metso Corp.                                               $       630
   40,000   NSK Ltd.                                                          239
    6,356   SKF AB "B" (b)                                                    114
    2,200   SMC Corp.                                                         271
    9,631   Sulzer AG                                                         955
   25,000   Sumitomo Heavy Industries Ltd.                                    116
    1,405   Wartsila Corp. OYJ "B"                                             75
                                                                      -----------
                                                                            5,647
                                                                      -----------
            MARINE (0.1%)
        6   A.P. Moeller-Maersk A/S                                            44
    1,600   General Maritime Corp.                                              7
   94,000   Kawasaki Kisen Kaish Ltd. *                                       350
    1,908   Kuehne & Nagel International AG                                   199
   16,000   Nippon Yusen Kabushiki Kaisha                                      62
   23,000   Orient Overseas International Ltd. *                              185
    1,100   Teekay Corp.                                                       27
                                                                      -----------
                                                                              874
                                                                      -----------
            RAILROADS (0.0%)
       43   West Japan Railway Co.                                            160
                                                                      -----------
            RESEARCH & CONSULTING SERVICES (0.0%)
    7,030   Bureau Veritas S.A.                                               428
                                                                      -----------
            TRADING COMPANIES & DISTRIBUTORS (0.3%)
   62,400   Itochu Corp.                                                      510
   77,000   Marubeni Corp.                                                    397
  101,000   Mitsubishi Corp.                                                2,164
  151,600   Mitsui & Co. Ltd.                                               1,972
   57,000   Sumitomo Corp.                                                    653
      280   Textainer Group Holding Ltd.                                        8
   58,000   Toyota Tsusho Corp.                                               830
                                                                      -----------
                                                                            6,534
                                                                      -----------
            TRUCKING (0.1%)
    5,366   DSV Air & Sea                                                      85
  213,858   FirstGroup plc                                                  1,141
   14,000   Fukuyama Transporting Co., Ltd.                                    71
                                                                      -----------
                                                                            1,297
                                                                      -----------
            Total Industrials                                              33,733
                                                                      -----------
            INFORMATION TECHNOLOGY (0.8%)
            -----------------------------
            APPLICATION SOFTWARE (0.0%)
    1,800   AsiaInfo Holdings, Inc. *                                          32
    9,660   SAP AG                                                            422
                                                                      -----------
                                                                              454
                                                                      -----------
            COMMUNICATIONS EQUIPMENT (0.1%)
   14,987   Nokia Oyj                                                         128
   42,100   Research In Motion Ltd. *                                       1,804
                                                                      -----------
                                                                            1,932
                                                                      -----------
            COMPUTER HARDWARE (0.0%)
   59,000   Fujitsu Ltd.                                                      409
                                                                      -----------
            COMPUTER STORAGE & PERIPHERALS (0.0%)
   15,100   Seagate Technology plc *                                          153
                                                                      -----------
            ELECTRONIC COMPONENTS (0.2%)
   10,600   Kyocera Corp.                                                     901
   27,500   Murata Manufacturing Co., Ltd.                                  1,306
   36,000   Nippon Electric Glass Co. Ltd.                                    403
    4,000   TDK Corp.                                                         210
                                                                      -----------
                                                                            2,820
                                                                      -----------

================================================================================

                                                  Portfolio of Investments |  48

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
  481,000   Hitachi Ltd. *                                            $     1,947
      200   Keyence Corp.                                                      41
                                                                      -----------
                                                                            1,988
                                                                      -----------
            ELECTRONIC MANUFACTURING SERVICES (0.0%)
   77,112   Hon Hai Precision Industry Co. Ltd. GDR                           571
                                                                      -----------
            INTERNET SOFTWARE & SERVICES (0.0%)
      200   Sohu.com, Inc. *                                                   10
      590   Yahoo Japan Corp.                                                 212
                                                                      -----------
                                                                              222
                                                                      -----------
            IT CONSULTING & OTHER SERVICES (0.0%)
    5,195   Cap Gemini S.A.                                                   220
      880   OBIC Co., Ltd.                                                    165
                                                                      -----------
                                                                              385
                                                                      -----------
            OFFICE ELECTRONICS (0.1%)
   21,100   Canon, Inc. (a)                                                   860
    4,214   Neopost S.A.                                                      298
                                                                      -----------
                                                                            1,158
                                                                      -----------
            SEMICONDUCTOR EQUIPMENT (0.1%)
   20,000   ASM Pacific Technology Ltd.                                       162
   17,970   ASML Holding N.V.                                                 448
   13,000   Tokyo Electron Ltd.                                               609
                                                                      -----------
                                                                            1,219
                                                                      -----------
            SEMICONDUCTORS (0.2%)
  176,073   Infineon Technologies AG *                                        982
      937   Samsung Electronics Co. Ltd.                                      591
   31,726   STMicroelectronics N.V.                                           212
  160,700   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                 1,512
  162,800   United Microelectronics Corp. ADR                                 418
                                                                      -----------
                                                                            3,715
                                                                      -----------
            Total Information Technology                                   15,026
                                                                      -----------
            MATERIALS (1.2%)
            ----------------
            COMMODITY CHEMICALS (0.1%)
   68,000   Asahi Kasei Corp.                                                 336
   23,000   Denki Kagaku Kogyo Kabushiki Kaisha                                92
   48,500   Kuraray Co.                                                       549
    4,016   LG Chem Ltd.                                                    1,156
  281,000   Mitsui Chemicals, Inc.                                            719
                                                                      -----------
                                                                            2,852
                                                                      -----------
            CONSTRUCTION MATERIALS (0.0%)
    1,254   RHI AG *                                                           34
   29,000   Taiheiyo Cement Corp. *                                            32
                                                                      -----------
                                                                               66
                                                                      -----------
            DIVERSIFIED CHEMICALS (0.2%)
    5,680   AkzoNobel N.V.                                                    300
   54,443   BASF SE                                                         2,873
   30,500   Mitsubishi Chemical Holdings Corp.                                144
                                                                      -----------
                                                                            3,317
                                                                      -----------
            DIVERSIFIED METALS & MINING (0.5%)
   21,689   Anglo American Capital plc                                        778
   26,731   BHP Billiton Ltd. (f)                                             881
    7,152   BHP Billiton plc                                                  201
  592,100   Grupo Mexico S.A.B. de C.V. "B"                                 1,521
  185,000   Mitsui Mining & Smelting Co. Ltd.                                 498

================================================================================

49  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
   19,138   Rio Tinto Ltd.                                            $     1,193
   49,045   Rio Tinto plc                                                   2,482
   21,319   Straits Resources Ltd. *                                           29
   31,000   Sumitomo Metal Mining Co. Ltd.                                    397
   79,528   Xstrata plc                                                     1,251
                                                                      -----------
                                                                            9,231
                                                                      -----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.0%)
    2,002   Yara International ASA                                             81
                                                                      -----------
            INDUSTRIAL GASES (0.0%)
    3,789   Linde AG                                                          427
                                                                      -----------
            METAL & GLASS CONTAINERS (0.0%)
   43,699   Rexam plc                                                         203
                                                                      -----------
            PAPER PACKAGING (0.0%)
   46,143   Amcor Ltd.                                                        277
                                                                      -----------
            PAPER PRODUCTS (0.2%)
  151,414   Mondi plc                                                       1,088
  371,000   Nine Dragons Paper Holdings Ltd.                                  510
  103,000   Oji Paper Co. Ltd.                                                488
  139,056   Stora Enso Oyj                                                  1,072
                                                                      -----------
                                                                            3,158
                                                                      -----------
            SPECIALTY CHEMICALS (0.1%)
    7,000   Daicel Chemical Industries, Ltd.                                   43
      831   Givaudan S.A.                                                     794
    4,100   JSR Corp.                                                          60
   11,736   Koninklijke DSM N.V.                                              488
    6,800   Nitto Denko Corp.                                                 218
      185   Sika AG                                                           325
      229   Wacker Chemie AG                                                   35
                                                                      -----------
                                                                            1,963
                                                                      -----------
            STEEL (0.1%)
   24,000   Daido Steel Co. Ltd.                                              114
   76,000   Kobe Steel Ltd.                                                   157
   15,800   Maruichi Steel Tube Ltd.                                          301
   60,000   Nippon Steel Corp.                                                198
  109,292   Onesteel Ltd.                                                     280
                                                                      -----------
                                                                            1,050
                                                                      -----------
            Total Materials                                                22,625
                                                                      -----------
            TELECOMMUNICATION SERVICES (0.9%)
            ---------------------------------
            ALTERNATIVE CARRIERS (0.0%)
   65,586   Cable & Wireless Worldwide plc                                     67
      960   Global Crossing Ltd. *                                             12
                                                                      -----------
                                                                               79
                                                                      -----------
            INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
  335,252   BT Group plc                                                      685
   20,000   Deutsche Telekom AG                                               263
   13,004   France Telecom S.A. (b)                                           264
   26,608   Koninklijke (Royal) KPN N.V.                                      386
   23,530   KT Corp.                                                          861
   22,200   Nippon Telegraph & Telephone Corp.                                958
  504,006   Telecom Italia S.p.A.                                             681
  546,112   Telecom Italia S.p.A.                                             601
   75,080   Telefonica S.A. (f)                                             1,665
   14,472   TeliaSonera AB                                                    104
                                                                      -----------
                                                                            6,468
                                                                      -----------

================================================================================

                                                  Portfolio of Investments |  50

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.6%)
   25,300   America Movil S.A.B. de C.V. ADR "L"                      $     1,180
   55,142   Mobile TeleSystems ADR                                          1,150
   98,569   Sistema JSFC GDR                                                2,538
   32,300   SoftBank Corp.                                                    927
2,097,183   Vodafone Group plc                                              5,055
                                                                      -----------
                                                                           10,850
                                                                      -----------
            Total Telecommunication Services                               17,397
                                                                      -----------
            UTILITIES (1.0%)
            ----------------
            ELECTRIC UTILITIES (0.6%)
   31,205   E.ON AG                                                           878
  740,244   EDP-Energias de Portugal                                        2,251
  238,001   Enel S.p.A. (f)                                                 1,134
   27,820   Fortum Oyj                                                        641
   49,590   Iberdrola S.A.                                                    349
  109,900   Kansai Electric Power Co., Inc.                                 2,818
   25,000   Kyushu Electric Power Co., Inc.                                   594
   13,142   Public Power Corp.                                                187
  106,291   SP AusNet                                                          76
  591,768   Terna-Rete Elettrica Nationale S.p.A.                           2,379
                                                                      -----------
                                                                           11,307
                                                                      -----------
            GAS UTILITIES (0.2%)
    9,001   Enagas S.A.                                                       159
   26,126   Gas Natural SDG S.A.                                              395
  333,900   Snam Rete Gas S.p.A.                                            1,547
  353,000   Tokyo Gas Co. Ltd.                                              1,647
                                                                      -----------
                                                                            3,748
                                                                      -----------
            MULTI-UTILITIES (0.2%)
   66,536   Gaz de France S.A.                                              2,060
    8,472   National Grid plc                                                  71
   11,337   RWE AG                                                            743
                                                                      -----------
                                                                            2,874
                                                                      -----------
            WATER UTILITIES (0.0%)
      480   Consolidated Water Co. Ltd.                                         4
   29,327   Severn Trent plc                                                  583
                                                                      -----------
                                                                              587
                                                                      -----------
            Total Utilities                                                18,516
                                                                      -----------
            Total Common Stocks (cost: $264,361)                          257,010
                                                                      -----------

PRINCIPAL
AMOUNT
$(000)/
SHARES
----------------------------------------------------------------------------------
            PREFERRED SECURITIES (0.7%)

            CONSUMER DISCRETIONARY (0.0%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (0.0%)
    4,020   Volkswagen AG                                                     400
                                                                      -----------
            CONSUMER STAPLES (0.0%)
            -----------------------
            HOUSEHOLD PRODUCTS (0.0%)
    2,363   Henkel AG & Co. KGaA                                              111
                                                                      -----------

================================================================================

51  | USAA Cornerstone Strategy Fund

================================================================================

PRINCIPAL
AMOUNT                                                                     MARKET
$(000)/                                                                     VALUE
SHARES      SECURITY                                                        (000)
---------------------------------------------------------------------------------
            FINANCIALS (0.7%)
            -----------------
            DIVERSIFIED BANKS (0.2%)
   91,845   Banco Bradesco S.A.                                      $      1,593
   90,050   Banco Itau Holding Financeira S.A.                              1,939
  137,882   Itausa - Investimentos Itau S.A.                                  966
                                                                     ------------
                                                                            4,498
                                                                     ------------
            REINSURANCE (0.5%)
    3,000   Ram Holdings Ltd., 7.50%, non-cumulative, perpetual,
               acquired 1/23/2007 and
               3/02/2007; cost $3,065 *(e)                                  1,056
   $8,500   Swiss Re Capital I LP, 6.85%, perpetual (c)                     7,409
                                                                     ------------
                                                                            8,465
                                                                     ------------
            Total Financials                                               12,963
                                                                     ------------
            MATERIALS (0.0%)
            ----------------
            DIVERSIFIED METALS & MINING (0.0%)
   20,100   Vale S.A. "A"                                                     474
                                                                     ------------
            Total Preferred Securities (cost: $14,516)                     13,948
                                                                     ------------

NUMBER
OF SHARES
----------------------------------------------------------------------------------
            INVESTMENT COMPANIES (12.0%)
1,560,289   iShares MSCI EAFE Index Fund                                   77,937
3,812,033   iShares MSCI Emerging Markets Index Fund                      152,748
                                                                     ------------
            Total Investment Companies (cost: $204,361)                   230,685
                                                                     ------------
            Total International Equity Securities (cost: $483,238)        501,643
                                                                     ------------
            PRECIOUS METALS AND MINERALS SECURITIES (4.0%)

            GOLD (3.3%)

            AFRICAN GOLD COMPANIES (0.4%)
   90,000   AngloGold Ashanti Ltd. ADR                                      3,806
  280,000   Gold Fields Ltd. ADR                                            3,943
                                                                     ------------
                                                                            7,749
                                                                     ------------
            AUSTRALIAN GOLD COMPANIES (0.3%)
  758,700   Lihir Gold Ltd. (d)                                             3,134
   72,045   Newcrest Mining Ltd.                                            2,388
  200,000   St. Barbara Ltd. *                                                 58
                                                                     ------------
                                                                            5,580
                                                                     ------------
            EUROPEAN GOLD COMPANIES (0.2%)
   45,000   Randgold Resources Ltd. ADR (b)                                 4,162
                                                                     ------------
            NORTH AMERICAN GOLD COMPANIES (2.2%)
   55,000   Agnico-Eagle Mines Ltd.                                         3,573
    2,300   Allied Nevada Gold Corp. *                                         54
  110,000   Barrick Gold Corp.                                              5,146

================================================================================

                                                  Portfolio of Investments |  52

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
  260,000   Eldorado Gold Corp.                                       $     5,086
  290,000   Gammon Gold, Inc. *                                             2,076
   80,000   Goldcorp, Inc.                                                  3,538
    8,100   Golden Star Resources Ltd. *                                       38
  230,000   IAMGOLD Corp.                                                   4,310
   80,000   Kinross Gold Corp.                                              1,354
   85,100   Newmont Mining Corp.                                            5,218
  150,000   Red Back Mining, Inc. *                                         4,478
   75,400   Royal Gold, Inc.                                                3,700
  340,000   Yamana Gold, Inc.                                               3,437
                                                                      -----------
                                                                           42,008
                                                                      -----------
            SOUTH AMERICAN GOLD COMPANIES (0.2%)
  100,000   Compania de Minas Buenaventura S.A. ADR                         4,134
                                                                      -----------
            Total Gold                                                     63,633
                                                                      -----------
            PLATINUM GROUP METALS (0.3%)
  130,000   Impala Platinum Holdings Ltd.                                   3,067
  100,000   Lonmin plc*                                                     2,343
      440   Stillwater Mining Co. *                                             6
                                                                      -----------
            Total Platinum Group Metals                                     5,416
                                                                      -----------
            SILVER (0.4%)
    1,100   Coeur d'Alene Mines Corp. *                                        19
    7,360   Hecla Mining Co. *                                                 42
  120,000   Pan American Silver Corp.                                       2,972
  200,000   Silver Wheaton Corp. *                                          4,512
                                                                      -----------
            Total Silver                                                    7,545
                                                                      -----------
            Total Precious Metals and Minerals
               Securities (cost: $48,739)                                  76,594
                                                                      -----------
            GLOBAL REAL ESTATE EQUITY SECURITIES (1.5%)

            COMMON STOCKS (1.0%)

            DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
      400   Consolidated-Tomoka Land Co.                                       11
   20,000   Hopewell Holdings Ltd.                                             63
    2,600   St. Joe Co. *(b)                                                   63
   11,000   Sun Hung Kai Properties Ltd.                                      154
    5,000   Swire Pacific Ltd.                                                 60
      360   Tejon Ranch Co. *                                                   8
  240,000   UOL Group Ltd.                                                    706
   95,000   Wharf (Holdings) Ltd.                                             511
  113,000   Wheelock & Co. Ltd.                                               326
                                                                      -----------
            Total Diversified Real Estate Activities                        1,902
                                                                      -----------
            REAL ESTATE DEVELOPMENT (0.1%)
  730,000   China Overseas Land & Investment Ltd.                           1,558
    1,000   Forestar Group, Inc. *                                             15
                                                                      -----------
            Total Real Estate Development                                   1,573
                                                                      -----------
            REAL ESTATE OPERATING COMPANIES (0.0%)
    3,600   Forest City Enterprises, Inc. "A" *                                40
  131,762   Immofinanz AG *                                                   431
                                                                      -----------
            Total Real Estate Operating Companies                             471
                                                                      -----------
            REAL ESTATE SERVICES (0.0%)
    5,805   Altisource Portfolio Solutions S.A. *                             154

================================================================================

53  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    1,900   CB Richard Ellis Group, Inc. "A" *                        $        31
      300   Jones Lang LaSalle, Inc.                                           23
                                                                      -----------
            Total Real Estate Services                                        208
                                                                      -----------
            REITs - DIVERSIFIED (0.1%)
  108,472   BGP Holdings plc, acquired 08/06/2009; cost: $0 *(d),(e)           --
    1,520   CapLease, Inc.                                                      8
    1,800   Colonial Properties Trust                                          29
      513   Cousins Properties, Inc.                                            3
    3,087   Gecina S.A.                                                       308
    2,200   Investors Real Estate Trust                                        18
      700   Liberty Property Trust, Inc.                                       21
      220   PS Business Parks, Inc.                                            12
  207,662   Stockland                                                         728
    1,137   Vornado Realty Trust                                               92
      900   Washington REIT                                                    28
                                                                      -----------
            Total REITs - Diversified                                       1,247
                                                                      -----------
            REITs - INDUSTRIAL (0.1%)
   42,100   AMB Property Corp.                                              1,002
    7,080   DCT Industrial Trust, Inc.                                         33
    1,100   DuPont Fabros Technology, Inc.                                     27
      600   EastGroup Properties, Inc.                                         21
    1,880   First Industrial Realty Trust, Inc. *                               8
      880   First Potomac Realty Trust                                         13
    1,700   Monmouth Real Estate Investment Corp. "A"                          12
    3,800   ProLogis                                                           41
                                                                      -----------
            Total REITs - Industrial                                        1,157
                                                                      -----------
            REITs - MORTGAGE (0.0%)
    1,000   American Capital Agency Corp.                                      27
    4,400   Annaly Capital Management, Inc.                                    76
    1,120   Anworth Mortgage Asset Corp.                                        8
      760   Capstead Mortgage Corp.                                             9
   24,900   Chimera Investment Corp.                                           98
    1,100   Hatteras Financial Corp.                                           32
    3,240   iStar Financial, Inc. *                                            11
   10,400   MFA Mortgage Investments, Inc.                                     77
    1,920   NorthStar Realty Finance Corp.                                      6
    1,400   Redwood Trust, Inc.                                                19
      920   Resource Capital Corp.                                              5
    1,400   Starwood Property Trust, Inc.                                      27
                                                                      -----------
            Total REITs - Mortgage                                            395
                                                                      -----------
            REITs - OFFICE (0.1%)
      500   Alexandria Real Estate Equities, Inc.                              35
    1,900   BioMed Realty Trust, Inc.                                          32
    1,000   Boston Properties, Inc.                                            81
      900   Brandywine Realty Trust                                            10
      425   CommonWealth REIT                                                  10
      500   Corporate Office Properties Trust                                  18
      500   Digital Realty Trust, Inc.                                         30
      800   Douglas Emmett, Inc.                                               13
   87,700   Duke Realty Corp. (b)                                             983
    2,120   Franklin Street Properties Corp.                                   25
      500   Government Properties Income Trust                                 13
      800   Highwoods Properties, Inc.                                         25
      800   Kilroy Realty Corp.                                                25
    3,120   Lexington Realty Trust                                             21
   34,500   Mack-Cali Realty Corp.                                          1,064
      720   Parkway Properties, Inc.                                           11

================================================================================

                                                  Portfolio of Investments |  54

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
      500   SL Green Realty Corp.                                     $        30
                                                                      -----------
            Total REITs - Office                                            2,426
                                                                      -----------
            REITs - RESIDENTIAL (0.2%)
      741   American Campus Communities, Inc.                                  22
      800   Apartment Investment & Management Co. "A"                          16
      480   Associated Estates Realty Corp.                                     7
   10,615   AvalonBay Communities, Inc.                                     1,117
      500   BRE Properties, Inc.                                               20
      500   Camden Property Trust                                              23
    1,840   Education Realty Trust, Inc.                                       13
   20,500   Equity LifeStyle Properties, Inc.                               1,060
   26,100   Equity Residential Properties Trust                             1,196
      200   Essex Property Trust, Inc.                                         21
      240   Home Properties, Inc.                                              12
      320   Mid-America Apartment Communities, Inc.                            18
      700   Post Properties, Inc.                                              18
      520   Sun Communities, Inc.                                              15
    1,100   UDR, Inc.                                                          23
                                                                      -----------
            Total REITs - Residential                                       3,581
                                                                      -----------
            REITs - RETAIL (0.2%)
   59,601   Acadia Realty Trust                                             1,069
      100   Alexander's, Inc.                                                  30
    1,180   CBL & Associates Properties, Inc.                                  14
    1,280   Cedar Shopping Centers, Inc.                                        7
    1,400   Developers Diversified Realty Corp.                                14
      700   Equity One, Inc.                                                   11
      500   Federal Realty Investment Trust                                    40
    1,800   General Growth Properties, Inc.                                    25
    2,893   Getty Realty Corp.                                                 72
    2,040   Glimcher Realty Trust                                              12
    2,600   Inland Real Estate Corp.                                           20
    3,100   Kimco Realty Corp.                                                 46
    1,520   Kite Realty Group Trust                                             6
      759   Macerich Co.                                                       31
      900   National Retail Properties, Inc.                                   22
    1,220   Pennsylvania REIT                                                  13
      816   Ramco-Gershenson Properties Trust                                   9
    2,900   Realty Income Corp. (b)                                            95
      500   Regency Centers Corp.                                              18
    7,900   Saul Centers, Inc.                                                327
   14,074   Simon Property Group, Inc. (b)                                  1,273
      600   Tanger Factory Outlet Centers, Inc.                                28
      500   Taubman Centers, Inc.                                              21
      640   Urstadt Biddle Properties, Inc. "A"                                12
      600   Weingarten Realty Investors                                        12
   47,947   Westfield Group                                                   534
                                                                      -----------
            Total REITs - Retail                                            3,761
                                                                      -----------
            REITs - SPECIALIZED (0.1%)
    2,040   Ashford Hospitality Trust, Inc. *                                  16
      960   Cogdell Spencer, Inc.                                               6
    3,561   DiamondRock Hospitality Co. *                                      31
      500   Entertainment Properties Trust                                     22
    1,080   Extra Space Storage, Inc.                                          17
    2,080   FelCor Lodging Trust, Inc. *                                        8
    2,300   HCP, Inc.                                                          81
    1,000   Health Care REIT, Inc.                                             46
    1,200   Healthcare Realty Trust, Inc.                                      28
    2,960   Hersha Hospitality Trust                                           14

================================================================================

55  | USAA Cornerstone Strategy Fund

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
      800   Hospitality Properties Trust                                                   $        16
    5,293   Host Hotels & Resorts, Inc.                                                             70
      800   LaSalle Hotel Properties                                                                17
      760   LTC Properties, Inc.                                                                    19
    2,040   Medical Properties Trust, Inc.                                                          20
      800   National Health Investors, Inc.                                                         34
   30,000   Nationwide Health Properties, Inc.                                                   1,154
    1,100   OMEGA Healthcare Investors, Inc.                                                        24
    1,200   Plum Creek Timber Co., Inc.                                                             41
    1,086   Potlatch Corp.                                                                          36
      959   Public Storage                                                                          94
      856   Rayonier, Inc.                                                                          40
    1,100   Senior Housing Properties Trust                                                         26
    3,300   Sovran Self Storage, Inc.                                                              125
    4,800   Strategic Hotel Capital, Inc. *                                                         17
   90,828   Sunstone Hotel Investors, Inc. *                                                       778
    2,560   U-Store-It Trust                                                                        20
      360   Universal Health Realty Income Trust                                                    11
    1,200   Ventas, Inc.                                                                            61
                                                                                           -----------
            Total REITs - Specialized                                                            2,872
                                                                                           -----------
            Total Common Stocks (cost: $15,276)                                                 19,593
                                                                                           -----------
            INVESTMENT COMPANIES (0.5%)
1,277,206   ING International Real Estate Fund (cost: $7,570)                                    9,911
                                                                                           -----------
            Total Global Real Estate Equity Securities (cost: $22,846)                          29,504
                                                                                           -----------
            ALTERNATIVE INVESTMENT STRATEGIES (0.8%)
1,916,962   PIMCO Commodity Real Return Strategy Fund                                           14,933
                                                                                           -----------
            Total Alternative Investment Strategies (cost: $13,645)                             14,933
                                                                                           -----------

PRINCIPAL
AMOUNT                                                       COUPON
(000)                                                          RATE           MATURITY
-------------------------------------------------------------------------------------------------------
            BONDS (31.5%)

            CORPORATE OBLIGATIONS (19.0%)

            CONSUMER DISCRETIONARY (0.5%)
            -----------------------------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
$   1,049   Kellwood Co. (g)                                  12.88%        12/31/2014             853
    2,611   Kellwood Co.                                       7.63         10/15/2017           1,527
                                                                                           -----------
                                                                                                 2,380
                                                                                           -----------
            HOTELS, RESORTS, & CRUISE LINES (0.4%)
    7,000   Carnival Corp.                                     2.00          4/15/2021           7,385
                                                                                           -----------
            Total Consumer Discretionary                                                         9,765
                                                                                           -----------
            CONSUMER STAPLES (0.3%)
            -----------------------
            DRUG RETAIL (0.3%)
    6,366   CVS Caremark Corp. (a)                             6.30          6/01/2037           5,843
                                                                                           -----------

================================================================================

                                                  Portfolio of Investments |  56

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                       COUPON                                  VALUE
(000)       SECURITY                                           RATE           MATURITY               (000)
----------------------------------------------------------------------------------------------------------
            ENERGY (1.9%)
            -------------
            OIL & GAS DRILLING (0.4%)
$   3,000   Transocean, Inc.                                   1.50 %       12/15/2037         $     2,873
    5,000   Transocean, Inc.                                   1.50         12/15/2037               4,587
                                                                                               -----------
            Total Oil & Gas Drilling                                                                 7,460
                                                                                               -----------
            OIL & GAS EXPLORATION & PRODUCTION (0.5%)
   10,000   Anadarko Petroleum Corp.                           6.38          9/15/2017               9,909
                                                                                               -----------
            OIL & GAS STORAGE & TRANSPORTATION (1.0%)
    7,280   Enbridge Energy Partners, LP (a)                   8.05         10/01/2037               7,316
    4,780   Enterprise Products Operating, LP (a)              7.00          6/01/2067               4,412
    7,750   Southern Union Co. (a)                             7.20 (h)     11/01/2066               7,033
                                                                                               -----------
                                                                                                    18,761
                                                                                               -----------
            Total Energy                                                                            36,130
                                                                                               -----------
            FINANCIALS (13.0%)
            ------------------
            CONSUMER FINANCE (0.7%)
    6,552   American Express Co. (i)                           6.80          9/01/2066               6,437
    7,500   Capital One Financial Corp. (a)                    7.69          8/15/2036               7,594
                                                                                               -----------
                                                                                                    14,031
                                                                                               -----------
            DIVERSIFIED BANKS (0.6%)
    1,000   Emigrant Bancorp, Inc. (a),(c)                     6.25          6/15/2014                 772
    5,800   USB Realty Corp. (a),(c)                           6.09                  -(j)            4,176
    6,000   Wells Fargo Capital XIII (a)                       7.70                  -(j)            6,165
                                                                                               -----------
                                                                                                    11,113
                                                                                               -----------
            INVESTMENT BANKING & BROKERAGE (0.4%)
    8,693   Goldman Sachs Capital II (a)                       5.79                  -(j)            7,030
                                                                                               -----------
            LIFE & HEALTH INSURANCE (1.5%)
    6,500   Lincoln National Corp. (a)                         7.00          5/17/2066               5,980
    1,300   MetLife Capital Trust X (a),(c)                    9.25          4/08/2038               1,502
    4,500   MetLife, Inc.                                      6.40         12/15/2066               4,117
    2,000   MetLife, Inc. (a)                                 10.75          8/01/2069               2,536
    6,500   Prudential Financial, Inc. (a)                     8.88          6/15/2038               7,150
    8,030   StanCorp Financial Group, Inc. (a)                 6.90          6/01/2067               6,934
                                                                                               -----------
                                                                                                    28,219
                                                                                               -----------
            MULTI-LINE INSURANCE (1.8%)
   10,012   Genworth Financial, Inc. (a)                       6.15         11/15/2066               7,083
   10,705   Glen Meadow (a),(c)                                6.51          2/12/2067               8,056
   14,010   Nationwide Mutual Insurance Co. (a),(c)            5.81         12/15/2024              12,119
    9,165   Oil Insurance Ltd. (a),(c)                         7.56                  -(j)            8,037
                                                                                               -----------
                                                                                                    35,295
                                                                                               -----------
            MULTI-SECTOR HOLDINGS (0.1%)
    2,000   Leucadia National Corp. (a)                        8.65          1/15/2027               1,950
                                                                                               -----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.3%)
    3,000   AgFirst Farm Credit Bank (a)                       6.59                  -(j)            2,284
    1,360   Bank of America Corp. Capital Trust XV             1.34 (h)      6/01/2056                 846
    5,000   BankAmerica Capital III                            1.10 (h)      1/15/2027               3,487
    4,000   BankBoston Capital Trust IV                        1.14 (h)      6/08/2028               2,768
    2,000   First Republic Bank Corp. (a)                      7.75          9/15/2012               2,161
    7,710   General Electric Capital Corp. (a)                 6.38         11/15/2067               7,411
    8,000   JPMorgan Chase & Co. Capital XXI                   1.42 (h)      2/02/2037               5,920
    1,625   MBNA Capital B                                     1.27 (h)      2/01/2027               1,124
                                                                                               -----------
                                                                                                    26,001
                                                                                               -----------
            PROPERTY & CASUALTY INSURANCE (1.8%)
    7,000   Allstate Corp. (a)                                 6.13          5/15/2037               6,387

================================================================================

57  | USAA Cornerstone Strategy Fund

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                        COUPON                                 VALUE
(000)       SECURITY                                            RATE          MATURITY               (000)
----------------------------------------------------------------------------------------------------------
$   3,000   Fund American Companies, Inc.                       5.88%        5/15/2013         $     3,148
    2,000   Ironshore Holdings, Inc. (c)                        8.50         5/15/2020               2,015
    2,070   Liberty Mutual Group, Inc. (a)                      7.30         6/15/2014               2,282
    7,000   Progressive Corp. (a)                               6.70         6/15/2037               6,659
    7,670   QBE Insurance Group Ltd. (c)                        5.65         7/01/2023               6,954
    1,000   RLI Corp. (a)                                       5.95         1/15/2014               1,056
    6,500   Travelers Companies, Inc. (a)                       6.25         3/15/2037               6,243
                                                                                               -----------
                                                                                                    34,744
                                                                                               -----------
            REGIONAL BANKS (2.9%)
    3,500   City National Capital Trust I (a)                   9.63         2/01/2040               3,695
    3,000   Cullen/Frost Bankers, Inc. (a)                      5.75         2/15/2017               2,881
    5,500   Fifth Third Capital Trust IV (a)                    6.50         4/15/2037               4,785
    3,500   First Empire Capital Trust I (a)                    8.23         2/01/2027               3,455
    5,000   Fulton Capital Trust I (a)                          6.29         2/01/2036               4,132
    7,500   Huntington Capital III (a)                          6.65         5/15/2037               6,295
    5,039   Manufacturers & Traders Trust Co. (a)               5.63        12/01/2021               4,893
    4,000   PNC Preferred Funding Trust (a),(c)                 6.52                 -(j)            3,004
    4,979   PNC Preferred Funding Trust III (a),(c)             8.70                 -(j)            5,157
    2,000   Susquehanna Bancshares, Inc. (a)                    2.29 (h)     5/01/2014               1,673
    4,000   Susquehanna Capital II (a)                         11.00         3/23/2040               4,160
    3,000   TCF National Bank (a)                               5.50         2/01/2016               2,977
   10,000   Webster Capital Trust IV (a)                        7.65         6/15/2037               7,916
                                                                                               -----------
                                                                                                    55,023
                                                                                               -----------
            REINSURANCE (0.4%)
    4,000   Max USA Holdings Ltd. (a),(c)                       7.20         4/14/2017               4,222
    4,000   Platinum Underwriters Finance, Inc. (a)             7.50         6/01/2017               4,414
                                                                                               -----------
            Total Reinsurance                                                                        8,636
                                                                                               -----------
            REITs - INDUSTRIAL (0.3%)
    1,000   ProLogis (a)                                        6.88         3/15/2020                 978
    4,500   ProLogis (a)                                        2.25         4/01/2037               4,309
    1,000   ProLogis (a)                                        1.88        11/15/2037                 926
                                                                                               -----------
            Total REITs - Industrial                                                                 6,213
                                                                                               -----------
            REITs - OFFICE (0.4%)
    3,000   Brandywine Operating Partnership, LP (a)            5.70         5/01/2017               3,043
    1,426   HRPT Properties Trust (a)                           5.75        11/01/2015               1,511
    2,715   HRPT Properties Trust (a)                           6.25         8/15/2016               2,889
    1,000   HRPT Properties Trust (a)                           6.25         6/15/2017               1,051
                                                                                               -----------
                                                                                                     8,494
                                                                                               -----------
            REITs - RETAIL (0.6%)
    2,592   Developers Diversified Realty Corp.                 5.38        10/15/2012               2,590
    2,000   Developers Diversified Realty Corp. (a)             5.50         5/01/2015               1,928
    4,000   New Plan Excel Realty Trust, Inc. (a)               5.13         9/15/2012               3,540
    3,000   New Plan Excel Realty Trust, Inc.                   5.30         1/15/2015               2,318
      413   New Plan Excel Realty Trust, Inc., acquired
               02/20/2009; cost: $140 (e)                       7.68        11/02/2026                 325
                                                                                               -----------
                                                                                                    10,701
                                                                                               -----------
            REITs - SPECIALIZED (0.2%)
    3,500   Ventas Realty, LP (a)                               6.75         4/01/2017               3,653
                                                                                               -----------
            Total Financials                                                                       251,103
                                                                                               -----------
            INDUSTRIALS (0.1%)
            ------------------
            AIRLINES (0.1%)
      127   Airplanes Pass-Through Trust                        1.15 (h)     3/15/2019                 124
    1,364   America West Airlines, Inc. Pass-Through Trust
               (INS)                                            7.93         1/02/2019               1,358
                                                                                               -----------
                                                                                                     1,482
                                                                                               -----------
            Total Industrials                                                                        1,482
                                                                                               -----------

================================================================================

                                                  Portfolio of Investments |  58

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                           COUPON                              VALUE
(000)       SECURITY                                               RATE         MATURITY             (000)
----------------------------------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY (0.4%)
            -----------------------------
            SEMICONDUCTORS (0.4%)
$   2,000   Intel Corp.                                            2.95%      12/15/2035       $     1,943
    5,000   Intel Corp. (c)                                        3.25        8/01/2039             5,625
                                                                                               -----------
            Total Semiconductors                                                                     7,568
                                                                                               -----------
            Total Information Technology                                                             7,568
                                                                                               -----------
            UTILITIES (2.8%)
            ----------------
            ELECTRIC UTILITIES (1.5%)
    1,846   Cedar Brakes II, LLC (c)                               9.88        9/01/2013             1,933
    2,000   FPL Group Capital, Inc. (a)                            6.35       10/01/2066             1,872
    4,000   FPL Group Capital, Inc. (a)                            6.65        6/15/2067             3,805
    1,000   FPL Group Capital, Inc. (a)                            7.30        9/01/2067             1,016
      247   Oglethorpe Power Corp.                                 6.97        6/30/2011               249
    7,000   PPL Capital Funding, Inc. (a)                          6.70        3/30/2067             6,571
    1,000   SPI Electricity Property Ltd. (INS)(a)                 7.25       12/01/2016             1,192
    2,985   Texas Competitive Electric Holdings Co., LLC (k)       3.79       10/10/2014             2,273
    1,965   Texas Competitive Electric Holdings Co., LLC (k)       3.79       10/10/2014             1,490
    9,957   Texas Competitive Electric Holdings Co., LLC (k),(l)   4.07       10/10/2014             7,576
                                                                                               -----------
                                                                                                    27,977
                                                                                               -----------
            MULTI-UTILITIES (1.3%)
    6,500   Dominion Resources, Inc. (a)                           7.50        6/30/2066             6,638
    1,000   Dominion Resources, Inc. (a)                           6.30        9/30/2066               940
    9,741   Integrys Energy Group, Inc. (a)                        6.11       12/01/2066             8,827
    3,000   Puget Sound Energy, Inc. (a)                           6.97        6/01/2067             2,789
    7,000   Wisconsin Energy Corp. (a)                             6.25        5/15/2067             6,624
                                                                                               -----------
                                                                                                    25,818
                                                                                               -----------
            Total Utilities                                                                         53,795
                                                                                               -----------
            Total Corporate Obligations (cost: $314,749)                                           365,686
                                                                                               -----------
            EURODOLLAR AND YANKEE OBLIGATIONS (1.7%)

            ENERGY (0.4%)
            -------------
            INTEGRATED OIL & GAS (0.0%)
       67   PEMEX Finance Ltd.                                     8.88       11/15/2010                67
      200   PEMEX Finance Ltd.                                     9.03        2/15/2011               205
                                                                                               -----------
                                                                                                       272
                                                                                               -----------
            OIL & GAS DRILLING (0.0%)
      627   Delek & Avner-Yam Tethys Ltd. (c)                      5.33        8/01/2013               633
                                                                                               -----------
            OIL & GAS STORAGE & TRANSPORTATION (0.4%)
    8,000   TransCanada Pipelines Ltd. (a)                         6.35        5/15/2067             7,312
                                                                                               -----------
            Total Energy                                                                             8,217
                                                                                               -----------
            FINANCIALS (0.9%)
            -----------------
            DIVERSIFIED BANKS (0.1%)
    4,125   BayernLB Capital Trust I (r)                           6.20                -(j)          1,938
    2,500   Landsbanki Islands hf, acquired 10/12/2007;
               cost $2,500 (c),(d),(e),(m)                         7.43                -(j)             --
                                                                                               -----------
                                                                                                     1,938
                                                                                               -----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
    3,000   Brookfield Asset Management, Inc. (a)                  5.80        4/25/2017             3,108
                                                                                               -----------

================================================================================

59  | USAA Cornerstone Strategy Fund

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                         COUPON                                VALUE
(000)       SECURITY                                             RATE           MATURITY             (000)
----------------------------------------------------------------------------------------------------------
            MULTI-LINE INSURANCE (0.7%)
$   5,092   AXA SA                                               2.98% (h)             -(j)    $     3,334
    3,270   AXA SA                                               3.28 (h)              -(j)          2,142
    3,000   ZFS Finance USA Trust II (a),(c)                     6.45         12/15/2065             2,790
    5,190   ZFS Finance USA Trust IV (a),(c)                     5.88          5/09/2032             4,664
                                                                                               -----------
            Total Multi-Line Insurance                                                              12,930
                                                                                               -----------
            REGIONAL BANKS (0.0%)
    3,000   Glitnir Banki hf, acquired 9/11/2006 and
               10/18/2006; cost $3,051 (c),(d),(e),(m)           7.45                   -(j)            --
                                                                                               -----------
            Total Financials                                                                        17,976
                                                                                               -----------
            MATERIALS (0.4%)
            ----------------
            DIVERSIFIED METALS & MINING (0.4%)
    2,500   Glencore Finance S.A.                                8.00                  -(j)          2,500
    4,500   Glencore Funding, LLC (c)                            6.00          4/15/2014             4,652
                                                                                               -----------
                                                                                                     7,152
                                                                                               -----------
            Total Materials                                                                          7,152
                                                                                               -----------
            Total Eurodollar and Yankee
               Obligations (cost: $36,198)                                                          33,345
                                                                                               -----------
            ASSET-BACKED SECURITIES (0.8%)

            FINANCIALS (0.8%)
            -----------------
            ASSET-BACKED FINANCING (0.8%)
      281   Aerco Ltd. (c)                                       0.80 (h)      7/15/2025               264
    3,000   AESOP Funding II, LLC (a),(c)                        9.31         10/20/2013             3,334
    1,500   Banc of America Securities Auto Trust (a)            5.51          2/19/2013             1,504
    3,000   Credit Acceptance Auto Loan Trust (c)                5.68          5/15/2017             3,071
    3,000   GE Equipment Midticket, LLC                          0.60 (h)      9/15/2017             2,914
    1,499   Prestige Auto Receivables Trust "A" (c)              5.67          4/15/2017             1,499
    1,783   SLM Student Loan Trust                               1.05 (h)     10/25/2038             1,456
    1,629   Trinity Rail Leasing, LP (c)                         5.90          5/14/2036             1,556
                                                                                               -----------
                                                                                                    15,598
                                                                                               -----------
            Total Financials                                                                        15,598
                                                                                               -----------
            Total Asset-Backed Securities (cost: $15,141)                                           15,598
                                                                                               -----------
            COMMERCIAL MORTGAGE SECURITIES (7.9%)

            FINANCIALS (7.9%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (7.9%)
    2,000   Banc of America Commercial Mortgage, Inc. (a)        4.77          7/10/2043             1,647
    1,200   Banc of America Commercial Mortgage, Inc.            4.95          7/10/2043             1,024
    8,045   Banc of America Commercial Mortgage, Inc.            5.81          7/10/2044             6,994
    3,000   Banc of America Commercial Mortgage, Inc. (a)        5.77          5/10/2045             2,920
    1,175   Banc of America Commercial Mortgage, Inc.            5.68          7/10/2046             1,112
    6,000   Banc of America Commercial Mortgage, Inc. (a)        5.18          9/10/2047             3,864
    5,720   Banc of America Commercial Mortgage, Inc. (a),(c)    5.94          9/10/2047             5,200
      394   Bear Stearns Commercial Mortgage Securities, Inc.    4.00          3/13/2040               401
    3,500   Bear Stearns Commercial Mortgage Securities, Inc.    5.69          6/11/2050             3,709
      338   Chase Commercial Mortgage Securities Corp.           7.32         10/15/2032               338
      860   Citigroup Commercial Mortgage Trust                  5.70         12/10/2049               919
    4,500   Citigroup Commercial Mortgage Trust                  6.09         12/10/2049             3,890
    2,000   Commercial Mortgage Loan Trust                       5.54          2/11/2017             1,644
    6,000   Commercial Mortgage Loan Trust (a)                   6.02         12/10/2049             4,965
    4,000   Credit Suisse Commercial Mortgage Trust (a)          5.82          6/15/2038             4,371
    2,500   Credit Suisse Commercial Mortgage Trust              5.82          6/15/2038             2,335

================================================================================

                                                  Portfolio of Investments |  60

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                       COUPON                                  VALUE
(000)       SECURITY                                           RATE           MATURITY               (000)
----------------------------------------------------------------------------------------------------------
$   1,050   Credit Suisse Commercial Mortgage Trust (a)        5.55%         2/15/2039         $       908
    6,562   Credit Suisse Commercial Mortgage Trust            6.21          2/15/2041               6,971
    2,000   Credit Suisse First Boston Mortgage Securities
               Corp. (a),(c)                                   6.65         12/18/2035               2,007
    2,213   Credit Suisse First Boston Mortgage Securities
               Corp. (c)                                       5.02          1/15/2037               1,858
    4,750   Credit Suisse First Boston Mortgage Securities
               Corp. (a)                                       5.10          8/15/2038               4,286
    3,355   GE Capital Commercial Mortgage Corp.               5.61         12/10/2049               2,356
    4,000   GE Commercial Mortgage Corp.                       5.07          7/10/2045               3,620
    2,500   GMAC Commercial Mortgage Securities, Inc. (a)      4.75          5/10/2043               2,499
      313   Government Lease Trust (c)                         6.48          5/18/2011                 317
    1,000   GS Mortgage Securities Corp. II (a),(c)            6.45          8/05/2018               1,029
    2,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp. (a)                            4.99          9/12/2037               1,727
      625   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.00         10/15/2042                619
    2,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp. (a)                            5.49          4/15/2043               2,151
    3,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp. (a)                            5.81          6/12/2043               3,266
    2,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.35         12/15/2044               1,551
    2,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.35         12/15/2044               1,450
    4,500   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                6.26          2/15/2051               3,846
      731   LB-UBS Commercial Mortgage Trust                   4.56          9/15/2026                 743
    3,000   LB-UBS Commercial Mortgage Trust (c)               5.33         12/15/2036               2,713
    1,500   Merrill Lynch Mortgage Trust                       5.23         11/12/2037               1,412
    1,000   Merrill Lynch Mortgage Trust                       5.38          1/12/2044                 624
    3,000   Merrill Lynch Mortgage Trust                       5.38          8/12/2048               2,919
    3,500   Merrill Lynch Mortgage Trust (a)                   5.83          6/12/2050               3,666
    7,000   Merrill Lynch Mortgage Trust (a)                   5.69          2/12/2051               7,451
    5,000   Merrill Lynch/Countrywide Commercial
               Mortgage Trust (a)                              5.36          8/12/2048               5,066
    3,000   ML-CFC Commercial Mortgage Trust                   5.42          8/12/2048               2,427
    3,000   ML-CFC Commercial Mortgage Trust (a)               5.96          8/12/2049               2,587
    4,000   ML-CFC Commercial Mortgage Trust (a)               5.70          9/12/2049               4,067
    4,000   Morgan Stanley Capital I, Inc. (a)                 5.80          8/12/2041               4,322
      878   Morgan Stanley Capital I, Inc.                     5.15          8/13/2042                 627
      723   Morgan Stanley Capital I, Inc.                     5.17          8/13/2042                 496
    3,000   Morgan Stanley Capital I, Inc. (a)                 5.81         12/12/2049               3,170
    5,000   Morgan Stanley Capital I, Inc. (a)                 4.77          7/15/2056               4,316
    5,000   Mortgage Capital Funding, Inc. (a)                 7.07          6/18/2030               5,010
    2,000   Prudential Mortgage Capital Funding, LLC (a)       6.76          5/10/2034               2,046
    2,173   Wachovia Bank Commercial Mortgage Trust (a)        5.00          7/15/2041               2,191
    1,438   Wachovia Bank Commercial Mortgage Trust            4.66          4/15/2042               1,441
    3,000   Wachovia Bank Commercial Mortgage Trust (a)        4.61          5/15/2044               3,020
    4,500   Wachovia Bank Commercial Mortgage Trust            5.42          1/15/2045               4,792
                                                                                               -----------
                                                                                                   150,900
                                                                                               -----------
            Total Financials                                                                       150,900
                                                                                               -----------
            Total Commercial Mortgage Securities (cost: $125,979)                                  150,900
                                                                                               -----------
            U.S. GOVERNMENT AGENCY ISSUES (0.0%) (n)

            MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.0%)
       66   Government National Mortgage Assn. I               6.50          5/15/2023                  73
       59   Government National Mortgage Assn. I               6.50          4/15/2024                  66
       22   Government National Mortgage Assn. I               7.50          3/15/2017                  22
       25   Government National Mortgage Assn. I               7.50          3/15/2017                  28
        7   Government National Mortgage Assn. I               8.00          6/15/2016                   7

================================================================================

61  | USAA Cornerstone Strategy Fund

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                       COUPON                                  VALUE
(000)       SECURITY                                           RATE           MATURITY               (000)
----------------------------------------------------------------------------------------------------------
$       4   Government National Mortgage Assn. I               8.00%         9/15/2016         $         4
        8   Government National Mortgage Assn. I               8.00         11/15/2016                   9
        4   Government National Mortgage Assn. I               8.50          6/15/2016                   4
        3   Government National Mortgage Assn. I               8.50          6/15/2016                   3
        9   Government National Mortgage Assn. I               8.50          7/15/2016                  10
        2   Government National Mortgage Assn. I               8.50          9/15/2016                   2
       15   Government National Mortgage Assn. I               8.50         12/15/2016                  15
        8   Government National Mortgage Assn. I               8.50         12/15/2016                   9
        1   Government National Mortgage Assn. I               8.50          1/15/2017                   1
        5   Government National Mortgage Assn. I               8.50          1/15/2017                   5
        1   Government National Mortgage Assn. I               8.50          2/15/2017                   1
        1   Government National Mortgage Assn. I               9.00          6/15/2016                   2
        1   Government National Mortgage Assn. I               9.00          7/15/2016                   2
        1   Government National Mortgage Assn. I               9.00          8/15/2016                   1
        1   Government National Mortgage Assn. I               9.00          9/15/2016                   2
        1   Government National Mortgage Assn. I               9.00         10/15/2016                   2
        9   Government National Mortgage Assn. I               9.50          9/15/2016                   9
        2   Government National Mortgage Assn. I               9.50         11/15/2016                   2
        2   Government National Mortgage Assn. I               9.50         11/15/2016                   2
        9   Government National Mortgage Assn. I               9.50          4/15/2017                   9
                                                                                               -----------
                                                                                                       290
                                                                                               -----------
            Total U.S. Government Agency Issues (cost: $263)                                           290
                                                                                               -----------
            U.S. TREASURY SECURITIES (1.8%)

            INFLATION-INDEXED NOTES (1.8%)
   30,255   2.13%, 2/15/2040 (cost: $30,773)                                                        34,083
                                                                                               -----------
            Total U.S. Treasury Securities (cost: $30,773)                                          34,083
                                                                                               -----------
            MUNICIPAL BONDS (0.3%)

            CASINOS & GAMING (0.2%)
    4,000   Mashantucket (Western) Pequot Tribe,
               acquired 7/29/2005 and 10/05/2009; cost
               $3,410 (c),(e),(m)                              5.91          9/01/2021               2,468
    2,075   Seneca Nation of Indians Capital Improvements
               Auth. (a)                                       6.75         12/01/2013               2,016
                                                                                               -----------
                                                                                                     4,484
                                                                                               -----------
            SPECIAL ASSESSMENT/TAX/FEE (0.1%)
    1,625   Erie County Tobacco Asset Securitization Corp. (a) 6.00          6/01/2028               1,418
                                                                                               -----------
            Total Municipal Bonds (cost: $7,066)                                                     5,902
                                                                                               -----------
            Total Bonds (cost: $530,169)                                                           605,804
                                                                                               -----------
            MONEY MARKET INSTRUMENTS (6.0%)

            COMMERCIAL PAPER (2.8%)

            CONSUMER DISCRETIONARY (0.8%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (0.4%)
    8,000   BMW Capital, LLC (c)                               0.33          9/14/2010               7,999
                                                                                               -----------
            HOUSEHOLD APPLIANCES (0.4%)
    8,000   Stanley Black & Decker (c)                         0.35          9/07/2010               8,000
                                                                                               -----------
            Total Consumer Discretionary                                                            15,999
                                                                                               -----------

================================================================================

                                                  Portfolio of Investments |  62

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                       COUPON                                  VALUE
(000)       SECURITY                                           RATE          MATURITY                (000)
----------------------------------------------------------------------------------------------------------
            ENERGY (0.4%)
            -------------
            OIL & GAS EQUIPMENT & SERVICES (0.4%)
$    7,015  FMC Technologies, Inc. (c)                         0.37%        9/01/2010          $     7,015
                                                                                               -----------
            HEALTH CARE (0.4%)
            ------------------
            HEALTH CARE EQUIPMENT (0.4%)
     2,494  C.R. Bard, Inc. (c)                                0.33         9/08/2010                2,494
     5,506  C.R. Bard, Inc. (c)                                0.32         9/10/2010                5,505
                                                                                               -----------
            Total Health Care Equipment                                                              7,999
                                                                                               -----------
            Total Health Care                                                                        7,999
                                                                                               -----------
            INDUSTRIALS (0.4%)
            ------------------
            INDUSTRIAL MACHINERY (0.4%)
     8,000  Eaton Corp. (c)                                     0.33        9/07/2010                8,000
                                                                                               -----------
            UTILITIES (0.8%)
            ----------------
            ELECTRIC UTILITIES (0.4%)
     8,000  Pacific Gas & Electric Co. (c)                      0.37        9/02/2010                8,000
                                                                                               -----------
            GAS UTILITIES (0.4%)
     8,000  AGL Capital Corp. (c)                               0.32        9/07/2010                7,999
                                                                                               -----------
            Total Utilities                                                                         15,999
                                                                                               -----------
            Total Commercial Paper                                                                  55,012
                                                                                               -----------

NUMBER OF
SHARES
----------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (3.2%)
60,978,900  State Street Institutional Liquid Reserve Fund, 0.27% (o)                               60,979
                                                                                               -----------

PRINCIPAL
AMOUNT
(000)
----------------------------------------------------------------------------------------------------------
            U.S. TREASURY BILLS (0.0%)
$      150  1.00%, 12/16/2010 (p),(q)                                                                  150
                                                                                               -----------
            Total Money Market Instruments (cost: $116,141)                                        116,141
                                                                                               -----------
            SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
            FROM SECURITIES LOANED (1.8%)

            REPURCHASE AGREEMENTS (0.7%)
     1,471  Credit Suisse First Boston LLC, 0.25%, acquired on 8/31/2010 and due 9/01/2010 at $1,471 (collateralized by $1,385 of Fannie Mae (n)(+), 4.88%, due
               5/18/2012; market value $1,505)                                                       1,471
    10,756  Deutsche Bank Securities, Inc., 0.24%, acquired on 8/31/2010 and due 9/01/2010 at $10,756 (collateralized by $10,972 of Federal Home Loan (n)(+), 0.09% (q),
               due 9/01/2010; market value $10,972)                                                 10,756
                                                                                               -----------
            Total Repurchase Agreements                                                             12,227
                                                                                               -----------

================================================================================

63  | USAA Cornerstone Strategy Fund

================================================================================

NUMBER OF                                                                                           MARKET
SHARES        SECURITY                                                                         VALUE (000)
----------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (1.1%)
     45,500   Blackrock Liquidity Funds TempFund Portfolio, 0.24% (o)                          $        46
 21,184,081   Fidelity Institutional Money Market Portfolio, 0.28% (o)                              21,184
                                                                                               -----------
              Total Money Market Funds                                                              21,230
                                                                                               -----------
              Total Short-term Investments Purchased With Cash Collateral
                 From Securities Loaned (cost: $33,457)                                             33,457
                                                                                               -----------

              TOTAL INVESTMENTS (COST: $1,849,054)                                             $ 1,962,173
                                                                                               ===========

NUMBER
OF
CONTRACTS
----------------------------------------------------------------------------------------------------------
              PURCHASED OPTIONS (0.3%)
      9,950   Put - iShares MSCI EAFE Index expiring October 16, 2010 at 49                          1,642
        250   Put - Russell 2000 Index expiring October 16, 2010 at 580                                487
        783   Put - S&P 500 Index expiring October 16, 2010 at 1,025                                 2,200
        600   Put - S&P 500 Index expiring October 16, 2010 at 1,030                                 1,794
                                                                                               -----------

              TOTAL PURCHASED OPTIONS
              (COST: $5,925)                                                                   $     6,123
                                                                                               ===========

              WRITTEN OPTIONS (0.1%)
    (5,000)   Call - iShares MSCI EAFE Index expiring October 16, 2010 at 54                          (213)
      (600)   Call - S&P 500 Index expiring October 16, 2010 at 1,140                                 (231)
    (8,000)   Put - iShares MSCI EAFE Index expiring October 16, 2010 at 43                           (308)
      (250)   Put - Russell 2000 Index expiring October 16, 2010 at 500                               (114)
      (383)   Put - S&P 500 Index expiring September 18, 2010 at 920                                   (45)
      (400)   Put - S&P 500 Index expiring September 18, 2010 at 925                                   (53)
      (200)   Put - S&P 500 Index expiring September 18, 2010 at 950                                   (46)
                                                                                               -----------

              TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $1,278)                                $    (1,010)
                                                                                               ===========

                                                                                               UNREALIZED
NUMBER OF                                                                                     APPRECIATION/
CONTRACTS                                        EXPIRATION            CONTRACT              (DEPRECIATION)
LONG/(SHORT)  SECURITY                              DATE              VALUE (000)                (000)
-----------------------------------------------------------------------------------------------------------
              FUTURES (0.1%)
         11   DJ Euro Stoxx 50 Index              9/17/2010                  364                         1
          5   FTSE 100 Index                      9/17/2010                  399                        (2)
          2   SPI 200 Index                       9/16/2010                  195                        (4)
          3   Topix Index                         9/10/2010                  286                       (21)
                                                                          ------               -----------
              TOTAL FUTURES                                               $1,244               $       (26)
                                                                          ======               ===========

================================================================================

                                                  Portfolio of Investments |  64

================================================================================

($ IN 000s)                                                        VALUATION HIERARCHY
                                                   ---------------------------------------------------
                                                     (LEVEL 1)          (LEVEL 2)          (LEVEL 3)
                                                   QUOTED PRICES          OTHER           SIGNIFICANT
                                                     IN ACTIVE         SIGNIFICANT       UNOBSERVABLE
                                                      MARKETS          OBSERVABLE           INPUTS
                                                   FOR IDENTICAL         INPUTS
ASSETS                                                ASSETS                                                   TOTAL
------------------------------------------------------------------------------------------------------------------------
  U.S. EQUITY SECURITIES:
     COMMON STOCKS                                 $     416,316       $        --       $          --    $      416,316
     PREFERRED SECURITIES                                     --            13,280               4,690            17,970
     WARRANTS                                                 --                --                  --                --
     INVESTMENT COMPANIES                                149,811                --                  --           149,811
  INTERNATIONAL EQUITY SECURITIES:
     COMMON STOCKS                                       257,010                --                  --           257,010
     PREFERRED SECURITIES                                  5,483             8,465                  --            13,948
     INVESTMENT COMPANIES                                230,685                --                  --           230,685
  PRECIOUS METALS AND MINERALS
  SECURITIES:
     GOLD                                                 68,923             3,134                  --            72,057
     PLATINUM GROUP METALS                                     6                --                  --                 6
     SILVER                                                4,531                --                  --             4,531
  REAL ESTATE EQUITY SECURITIES:
     COMMON STOCKS                                        19,593                --                  --            19,593
     INVESTMENT COMPANIES                                  9,911                --                  --             9,911
  ALTERNATIVE INVESTMENT STRATEGIES                       14,933                --                  --            14,933
BONDS:
  CORPORATE OBLIGATIONS                                       --           365,686                  --           365,686
  EURODOLLAR AND YANKEE
  OBLIGATIONS                                                 --            33,345                  --            33,345
  ASSET-BACKED SECURITIES                                     --            15,598                  --            15,598
  COMMERCIAL MORTGAGE SECURITIES                              --           150,900                  --           150,900
  U.S. GOVERNMENT AGENCY ISSUES                               --               290                  --               290
  U.S. TREASURY SECURITIES                                34,083                --                  --            34,083
  MUNICIPAL BONDS                                             --             5,902                  --             5,902
MONEY MARKET INSTRUMENTS:
  COMMERCIAL PAPER                                            --            55,012                 ---            55,012
  MONEY MARKET FUNDS                                      60,979                --                  --            60,979
  U.S. TREASURY BILLS                                        150                --                  --               150
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  REPURCHASE AGREEMENTS                                       --            12,227                  --            12,227
  MONEY MARKET FUNDS                                      21,230                --                  --            21,230
PURCHASED OPTIONS                                          6,123                --                  --             6,123
FUTURES*                                                     (26)               --                  --               (26)
------------------------------------------------------------------------------------------------------------------------
Total                                              $   1,299,741       $   663,839       $       4,690    $    1,968,270
------------------------------------------------------------------------------------------------------------------------

                                                      (LEVEL 1)         (LEVEL 2)          (LEVEL 3)
                                                    QUOTED PRICES         OTHER           SIGNIFICANT
                                                      IN ACTIVE        SIGNIFICANT       UNOBSERVABLE
                                                       MARKETS         OBSERVABLE           INPUTS
                                                    FOR IDENTICAL        INPUTS
LIABILITIES                                          LIABILITIES                                               TOTAL
------------------------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS                                    $      (1,010)      $        --       $          --    $       (1,010)
------------------------------------------------------------------------------------------------------------------------
Total                                              $      (1,010)      $        --       $          --    $       (1,010)
------------------------------------------------------------------------------------------------------------------------

*Futures are valued at the unrealized appreciation/depreciation on the investment.

================================================================================

65  | USAA Cornerstone Strategy Fund

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                    PREFERRED
                                                                   SECURITIES
------------------------------------------------------------------------------
Balance as of May 31, 2010                                            $5,600

Net realized gain (loss)                                                (274)

Change in net unrealized appreciation/depreciation                      (636)

Net purchases (sales)                                                      -

Transfers in and/or out of Level 3                                         -
------------------------------------------------------------------------------
Balance as of August 31, 2010                                         $4,690
------------------------------------------------------------------------------

For the period ended August 31, 2010, common stocks with a fair value of $274,320,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. At August 31, 2010, closing prices were not adjusted. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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                                                  Portfolio of Investments |  66

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NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

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67  | USAA Cornerstone Strategy Fund

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3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

================================================================================

                                         Notes to Portfolio of Investments |  68

================================================================================

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include preferred U.S. and international equity securities and all bonds except U.S. Treasuries valued based on methods discussed in Note A5, a gold common stock valued using market inputs and other factors deemed by the Manager to appropriately reflect fair value, commercial paper valued at amortized cost, and repurchase agreements valued at cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities that were valued as of August 31, 2010, using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. The Fund held a preferred security that was not priced by any of the pricing services. The fair value methods included using inputs such as the last available quotations from the sole market maker for the security. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. OPTION TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the

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69  | USAA Cornerstone Strategy Fund

================================================================================

writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves writing (selling) index call or corresponding ETF options and purchasing index put or corresponding ETF options or index put spread options against a highly correlated stock portfolio. The combination of the diversified stock portfolio with the index call and put or corresponding ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on securities indexes or corresponding ETF options are different from options on individual securities in that the holder of the index options contract has the right to receive an amount of cash equal to the difference between the exercise price and the closing price of the underlying index on exercise date. If an option on an index is exercised, the realized gain or loss is determined from the exercise price, the value of the underlying index, and the amount of the premium.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to

================================================================================

                                         Notes to Portfolio of Investments |  70

================================================================================

their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

G. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of August 31, 2010, was approximately $32,301,000. This amount excludes $124,000 of securities on loan which were sold prior to August 31, 2010.

H. As of August 31, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2010, were $195,952,000 and $82,634,000, respectively, resulting in net unrealized appreciation of $113,318,000.

I. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,924,060,000 at August 31, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 32.0% of net assets at August 31, 2010.

J. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

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71  | USAA Cornerstone Strategy Fund

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EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-
denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

U.S. TREASURY INFLATION-INDEXED NOTES -- designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
iShares Exchange-traded funds, managed by BlackRock, Inc., that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
REIT     Real estate investment trust
SPDR Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by AMBAC Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

================================================================================

                                         Notes to Portfolio of Investments |  72

================================================================================

SPECIFIC NOTES

(a) At August 31, 2010, the security, or a portion thereof, is segregated to cover the notional value of outstanding written call options.
(b)  The security or a portion thereof was out on loan as of August 31, 2010.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d) Security was fair valued at August 31, 2010, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at August 31, 2010, was $3,849,000, which represented 0.2% of the Fund's net assets.
(f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at August 31, 2010.
(g) Pay-in-kind (PIK) - security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.
(h) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2010.
(i) At August 31, 2010, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(j) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(k) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at August 31, 2010. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(l) At August 31, 2010, the aggregate market value of securities purchased on a delayed-delivery basis was $5,326,000.
(m) Currently the issuer is in default with respect to interest and/or principal payments.

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73  | USAA Cornerstone Strategy Fund

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(n)  U.S. government agency issues - mortgage-backed securities issued by
     Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA), indicated above with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury place FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide capital in exchange for senior preferred stock.
(o) Rate represents the money market fund annualized seven-day yield at August 31, 2010.
(p) Securities with a value of $150,000 are segregated as collateral for initial margin requirements on open futures contracts.
(q) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(r)  Security is currently trading without accrued interest.
*    Non-income-producing security.

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                                         Notes to Portfolio of Investments |  74

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    10/27/2010
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10/29/2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    10/27/2010
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.